UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-06625
THE PAYDEN & RYGEL INVESTMENT GROUP
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900
Date of fiscal YEAR end: October 31
Date of reporting period: January 31, 2011

Payden Cash Reserves Money Market Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost-$227,998) (43%)
20,000,000	FFCB, 0.17%, 6/28/11	$19,999
20,000,000	FFCB, 0.21%, 12/8/11	19,996
25,000,000	FFCB, 0.26%, 3/28/11	24,998
3,500,000	FFCB, 0.35%, 5/18/11	3,501
10,000,000	FHLB, 0.17%, 11/8/11	9,995
10,000,000	FHLB, 0.23%, 9/26/11	9,999
10,300,000	FHLB, 0.27%, 10/13/11	10,302
25,000,000	FHLB, 0.40%, 11/18/11	25,000
14,750,000	FHLB, 3.62%, 7/1/11	14,951
5,000,000	FHLB, 5.00%, 10/13/11	5,164
20,600,000	FHLMC, 0.18%, 1/11/12	20,600
33,098,000	FHLMC, 0.37%, 3/9/11	33,103
20,000,000	FNMA Disc Note, 0.26%, 9/29/11 (a)	19,965
7,430,000	FNMA, 0.17%, 8/11/11	7,427
3,000,000	FNMA, 0.25%, 7/26/12	2,998

		227,998

FDIC Guaranteed (Cost-$22,637) (4%)
20,000,000	JPMorgan Chase & Co., 0.36%, 2/23/11	20,003
2,575,000	JPMorgan Chase & Co., 3.12%, 12/1/11	2,634

		22,637

U.S. Treasury (Cost-$10,018) (2%)
5,000,000	U.S. Treasury Bill, 0.17%, 2/10/11 (a)	5,000
5,000,000	U.S. Treasury Note, 0.75%, 11/30/11	5,018

		10,018

Investment Company (Cost-$11,626) (2%)
11,626,451	Dreyfus Treasury Cash Management Fund	11,626
Repurchase Agreement (Cost-$255,000) (49%)
100,000,000	Citigroup Tri Party, 0.16%, 2/3/11 (b)	100,000
55,000,000	Deutsche Bank Tri Party, 0.22%, 2/1/11 (c)	55,000
100,000,000	Goldman Sachs Tri Party, 0.15%, 2/3/11 (d)	100,000

		255,000

Total (Cost-$527,279) (100%)		527,279
Other Assets, net of Liabilities (0%)		85

Net Assets (100%)		$527,364

		Value
Principal		(000s)

(a) Yield to maturity at time of purchase.

(b) The repurchase agreement dated 1/27/2011 is collateralized by the following security:

Citigroup Bank Tri Party
106,403,600	U.S. Treasury Note, 2.625%, Aug 20	$100,717

(c) The repurchase agreement dated 1/31/2011 is collateralized by the following security:

Deutsche Bank-Deutsche Bank Tri Party
139,364,550	FNMA, 7.00%, Oct 38	$57,455

(d) The repurchase agreement dated 1/28/2011 is collateralized by the following securities:

Goldman Sachs Tri Party
27,361,500	U.S. Treasury Note, 3.875%, May 18	$29,495
28,566,300	U.S. Treasury Note, 4.50%, Sep 11	29,374
21,827,500	U.S. Treasury Note, 4.50%, Feb 16	24,542
16,335,300	U.S. Treasury Note, 4.875%, Feb 12	17,112

		$100,523

Payden Limited Maturity Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (101%)
Asset Backed (13%)
2,300,000	AmeriCredit Automobile Receivables Trust, 0.77%, 12/9/13	$2,301
900,000	Bank of America Auto Trust, 0.91%, 10/15/12	902
2,000,000	Cabela’s Master Credit Card Trust 144A, 5.26%, 10/15/14 (b)	2,055
2,511,637	Capital Auto Receivables Asset Trust, 5.39%, 2/18/14	2,556
668,375	CarMax Auto Owner Trust, 0.83%, 11/15/12	669
590,178	Cars Alliance Funding PLC, 1.11%, 10/8/23 EUR (c)	800
519,103	CIT Equipment Collateral, 6.59%, 12/22/14	531
1,917,061	Consumer Funding LLC, 5.43%, 4/20/15	2,026
1,836,277	Ford Credit Auto Lease Trust 144A, 3.71%, 1/15/14 (b)	1,853
2,300,000	Ford Credit Auto Owner Trust, 0.65%, 12/15/12	2,302
2,400,000	Honda Auto Receivables Owner Trust, 0.82%, 6/18/12	2,403
1,520,000	Hyundai Capital Auto Funding Ltd. 144A, 1.26%, 9/20/16 (b)	1,501
29,999	Nissan Auto Lease Trust, 1.22%, 9/15/11	30
1,600,000	Volkswagen Auto Lease Trust, 0.77%, 1/22/13	1,601
243,853	Volvo Financial Equipment LLC 144A, 0.51%, 5/16/11 (b)	244
1,540,000	Volvo Financial Equipment LLC 144A, 1.06%, 6/15/12 (b)	1,542
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	612

		23,928

Corporate (51%)
500,000	American Honda Finance Corp. 144A, 0.47%, 3/27/12 (b) (f)	500
1,120,000	American Honda Finance Corp. 144A, 0.88%, 8/5/13 (b)	1,127
330,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (b)	336
900,000	Amgen Inc., 0.12%, 2/1/11	900
380,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (b)	385
2,000,000	Anheuser-Busch InBev Worldwide Inc., 1.03%, 3/26/13	2,020
1,500,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15 BRL (c)	913
500,000	Atlantia SPA, 1.47%, 6/9/11 EUR (c)	685
1,430,000	AT&T Inc., 5.87%, 8/15/12	1,539
1,675,000	Australia & New Zealand Banking Group Ltd. 144A, 1.04%, 1/10/14 (b)	1,674
1,000,000	Bank of New York Mellon, 0.58%, 1/31/14	1,000
750,000	Bank of Nova Scotia Houston, 0.55%, 3/12/12	751
1,500,000	Bank of Nova Scotia Houston, 0.55%, 3/5/12	1,503
400,000	Banque PSA Finance, 3.50%, 1/17/14 EUR (c)	544
920,000	Barclays Bank PLC, 1.34%, 1/13/14	926
790,000	BAE Systems Holdings Inc. 144A, 6.40%, 12/15/11 (b)	829
1,540,000	Berkshire Hathaway Finance Corp., 0.63%, 1/10/14	1,542
500,000	BHP Billiton Finance USA Ltd., 5.125%, 3/29/12	526
590,000	Broadcom Corp. 144A, 1.50%, 11/1/13 (b)	588
730,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (b)	731
1,220,000	Canadian Imperial Bank of Commerce, 0.48%, 5/4/12	1,220
570,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	580
1,300,000	Cellco Partnership, 3.75%, 5/20/11	1,313
500,000	Chevron Corp., 3.45%, 3/3/12	515
1,100,000	Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11	1,108
1,500,000	Cie de Financement Foncier 144A, 1.62%, 7/23/12 (b)	1,505
1,000,000	Citigroup Inc., 2.28%, 8/13/13	1,022
1,500,000	Clorox Co., 5.00%, 3/1/13	1,604
1,530,000	Commonwealth Bank of Australia 144A, 0.85%, 3/19/13 (b)	1,534
300,000	Compagnie de Saint-Gobain, 1.24%, 4/11/12 EUR (c)	409
1,420,000	Credit Suisse New York, 1.26%, 1/14/14	1,428
750,000	CRH America Inc., 6.95%, 3/15/12	793
935,000	CSX Corp, 6.75%, 3/15/11	941
900,000	Daimler Finance North America LLC, 5.87%, 3/15/11	906
800,000	Diageo Capital PLC, 5.12%, 1/30/12	835
600,000	Dow Chemical Co., 2.53%, 8/8/11	607
500,000	Dow Chemical Co., 4.85%, 8/15/12	527
576,000	Dow Chemical Co., 6.12%, 2/1/11	576
1,650,000	Dr Pepper Snapple Group Inc., 1.70%, 12/21/11	1,665

Principal		Value
or Shares	Security Description	(000)

1,400,000	Duke Energy Carolinas LLC, 6.25%, 1/15/12	1,476
360,000	eBay Inc., 0.87%, 10/15/13 (f)	358
410,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	418
650,000	Export-Import Bank of Korea, 5.12%, 2/14/11	651
700,000	General Electric Capital Corp., 1.15%, 1/15/13	705
400,000	General Electric Capital Corp., 1.87%, 9/16/13	401
1,500,000	General Mills Inc., 5.25%, 8/15/13	1,648
750,000	Georgia Power Co., 0.57%, 1/15/13	751
1,100,000	Georgia Power Co., 0.62%, 3/15/13	1,104
300,000	Georgia-Pacific LLC 144A, 7.00%, 1/15/15 (b)	312
250,000	HCP Inc., 2.70%, 2/1/14	252
670,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	671
1,250,000	International Business Machines Corp., 1.00%, 8/5/13	1,253
380,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	407
930,000	JPMorgan Chase & Co., 1.10%, 1/24/14	932
625,000	Kellogg Co., 4.25%, 3/6/13	665
988,000	Kellogg Co., 5.125%, 12/3/12	1,060
1,650,000	Kinder Morgan Energy Partners LP, 6.75%, 3/15/11	1,661
800,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	777
700,000	Kraft Foods Inc., 2.62%, 5/8/13	722
700,000	Kraft Foods Inc., 5.25%, 10/1/13	765
544,000	Kroger Co., 5.50%, 2/1/13	587
508,000	Kroger Co., 6.75%, 4/15/12	540
1,470,000	Lloyds TSB Bank PLC, 2.65%, 1/24/14	1,479
1,010,000	MassMutual Global Funding 144A, 0.80%, 9/27/13 (b)	1,009
600,000	MassMutual Global Funding, LLC 144A, 0.46%, 12/6/13 (b)	594
1,500,000	Medtronic Inc., 1.50%, 4/15/11	1,508
310,000	Metlife Inc., 2.37%, 2/6/14	314
650,000	Metropolitan Life Global Funding 144A, 0.80%, 4/10/12 (b)	650
960,000	National Australia Bank Ltd. 144A, 0.78%, 1/8/13 (b)	965
600,000	National Grid PLC, 1.35%, 1/18/12 EUR (c)	821
960,000	NextEra Energy Capital Holdings Inc., 0.68%, 11/9/12	964
225,000	NextEra Energy Capital Holdings Inc., 1.18%, 6/17/11	226
770,000	Nordea Bank Finland PLC, 0.60%, 4/13/12	770
600,000	Novartis Capital Corp., 1.90%, 4/24/13	613
580,000	PACCAR Financial Corp., 0.71%, 4/5/13	583
335,000	PepsiAmericas Inc., 5.625%, 5/31/11	341
650,000	PepsiCo Inc., 0.87%, 10/25/13	644
1,500,000	Philip Morris International Inc., 4.87%, 5/16/13	1,622
720,000	Pricoa Global Funding 144A, 0.40%, 1/30/12 (b)	717
1,000,000	Prudential Financial Inc., 3.625%, 9/17/12	1,038
510,000	Reynolds American Inc., 1.00%, 6/15/11	510
920,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	921
1,500,000	Safeway Inc., 5.80%, 8/15/12	1,608
500,000	Schneider Electric SA, 1.20%, 7/18/11 EUR (c)	685
430,000	Shell International Finance, 1.87%, 3/25/13	438
500,000	Siemens Financieringsmaatschappij NV, 0.45%, 3/16/12	500
100,000	Southern Co., 5.30%, 1/15/12	104
410,000	Sparebanken 1 Boligkreditt 144A, 1.25%, 10/25/13 (b)	408
1,160,000	Standard Chartered Bank New York, 0.68%, 11/16/11	1,161
400,000	Svenska Handelsbanken AB 144A, 1.30%, 9/14/12 (b)	401
1,390,000	Svenska Handelsbanken, 0.75%, 1/18/13	1,389
1,240,000	Swedish Housing Finance Corp., 1.58%, 2/1/13 EUR (c)	1,699
500,000	Telecom Italia Capital SA, 0.91%, 7/18/11	499
750,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	755
270,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	275
1,150,000	Total Capital Canada Ltd., 0.68%, 1/17/14	1,149
810,000	Toyota Motor Credit Corp., 1.375%, 8/12/13	815
1,500,000	US Bancorp, 2.00%, 6/14/13	1,524
500,000	Vodafone Group PLC, 1.52%, 9/5/13 EUR (c)	677
300,000	Vodafone Group PLC, 5.50%, 6/15/11	306
640,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	644
1,500,000	Westpac Banking Corp. 144A, 0.49%, 12/14/12 (b)	1,501
1,400,000	Westpac Banking Corp. 144A, 0.85%, 4/8/13 (b)	1,404
570,000	Wisconsin Energy Corp., 6.50%, 4/1/11	576

Principal		Value
or Shares	Security Description	(000)

1,500,000	WM Wrigley Jr. Co. 144A, 1.67%, 6/28/11 (b)	1,501
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	1,510

		94,041

FDIC Guaranteed (3%)
2,800,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	2,730
765,128	FDIC Structured Sale Guaranteed Notes 144A, 0.81%, 2/25/48 (b)	766
2,995,430	FDIC Structured Sale Guaranteed Notes 144A, 0.98%, 12/4/20 (b)	2,995

		6,491

Foreign Government (3%)
2,600,000	Canadian Government, 1.50%, 6/1/12 CAD (c)	2,602
800,000	Malaysia Government International Bond, 7.50%, 7/15/11	822
1,400,000	Province of Manitoba Canada, 5.00%, 2/15/12	1,466

		4,890

Foreign Government Guaranteed (6%)
3,000,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	3,078
2,000,000	Macquarie Bank Ltd. 144A, 2.60%, 1/20/12 (b)	2,041
2,861,000	National Australia Bank Ltd. 144A, 2.55%, 1/13/12 (b)	2,913
2,900,000	Nationwide Building Society 144A, 0.46%, 5/17/12 (b)	2,897
470,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	481
500,000	Westpac Securities NZ Ltd. 144A, 2.50%, 5/25/12 (b)	511

		11,921

Mortgage Backed (10%)
1,380,000	Arkle Master Issuer PLC 144A, 2.60%, 5/17/60 (b)	1,374
342,699	Asset Backed Funding Certificates, 0.57%, 4/25/34	280
152,990	Bear Stearns Alt-A Trust, 2.72%, 3/25/34	149
817,600	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	810
865,697	FH 1B2612 ARM, 2.67%, 11/1/34	905
418,889	FH 847515 ARM, 2.68%, 2/1/34	441
237,748	FHR 3196 PA, 5.25%, 8/15/11	239
393,751	FHR 3540 CD, 2.00%, 6/15/14	397
111,460	FN 708229 ARM, 2.22%, 4/1/33	116
926,255	FN 745017 15YR, 4.50%, 7/1/20	980
2,680,179	FN 784365 ARM, 2.04%, 5/1/34	2,778
166,203	FN 878544 ARM, 5.24%, 3/1/36	174
872,161	FN 889821 ARM, 3.00%, 12/1/36	917
982,377	FN AD0079 ARM, 2.69%, 11/1/35	1,031
447,808	FNR 03-119 FE, 1.26%, 6/25/27	449
1,001,283	GMAC Mortgage Corp. Loan Trust, 5.00%, 11/25/33	1,026
793,009	GNR 02-48 FT, 0.46%, 12/16/26	791
1,465,504	GNR 09-8 LA, 5.00%, 4/20/33	1,486
309,396	GNR 99-43 FA, 0.71%, 11/16/29	311
850,000	Granite Master Issuer PLC, 0.69%, 12/17/54	504
925,192	Harborview Mortgage Loan Trust, 3.00%, 1/19/35	745
368,366	Homebanc Mortgage Trust, 1.12%, 8/25/29	338
380,367	Long Beach Mortgage Loan Trust, 6.15%, 8/25/33	152
875,070	MASTR Asset Securitization Trust, 5.00%, 7/25/19	911
363,001	Sequoia Mortgage Trust, 0.66%, 10/20/27	351
356,418	Structured Adjustable Rate Mortgage Loan Trust, 2.74%, 9/25/34	285
565,704	Structured Asset Mortgage Investments Inc., 4.17%, 7/25/32	567

		18,507

Municipal (1%)
500,000	Indiana Development Finance Authority, 5.75%, 10/1/11	505
800,000	Kentucky Asset Liability Commission, 3.16%, 4/1/18	775
250,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (d) FGIC	252
260,000	University of California, 1.98%, 5/15/50	259

		1,791

NCUA Guaranteed (4%)
964,735	NCUA Guaranteed Notes, 0.63%, 11/6/17	965
2,408,908	NCUA Guaranteed Notes, 0.66%, 12/7/20	2,411
1,200,000	NCUA Guaranteed Notes, 0.71%, 1/8/20	1,200
1,310,849	NCUA Guaranteed Notes, 0.71%, 10/7/20	1,311
742,829	NCUA Guaranteed Notes, 1.60%, 10/29/20	731

		6,618

U.S. Treasury (5%)
5,000,000	U.S. Treasury Bill, 0.22%, 9/22/11 (e)	4,994

Principal		Value
or Shares	Security Description	(000)

5,000,000	U.S. Treasury Bill, 0.29%, 12/15/11 (e)	4,990

		9,984

Commercial Paper (5%)
1,750,000	DNSKEC CP, 0.28%, 2/8/11 (e)	1,750
1,700,000	Electricite De France CP, 0.28%, 3/7/11 (e)	1,700
1,450,000	Google Inc. CP, 0.40%, 9/12/11 (e)	1,446
1,750,000	Rabobank USA Finance CP, 0.27%, 3/10/11 (e)	1,750
1,700,000	RBTSYS CP, 0.50%, 7/6/11 (e)	1,696

		8,342

Total Bonds (Cost-$186,908)		186,513

Investment Company (Cost-$369) (0%)
369,283	Payden Cash Reserves Money Market Fund *	369

Total (Cost-$187,277) (a) (101%)		186,882
Liabilities in excess of Other Assets (-1%)		(1,795)

Net Assets (100%)		$185,087

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$913
Unrealized depreciation	(1,308)

Net unrealized depreciation	$(395)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Par in foreign currency.

(d)	Payment of principal and/or interest is insured against default by a Monoline insurer.

FGIC — Financial Guaranty Insurance Co.

(e)	Yield to maturity at time of purchase.

(f)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $707 and the total market value of the collateral held by the Fund is $724. Amounts in 000s.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
2/9/2011	Canadian Dollar (Sell 2,600)	Royal Bank	$3
2/1/2011	Euro (Buy 1,135)	Citigroup	5

			$8

Liabilities:
2/9/2011	Euro (Sell 4,636)	Citigroup	$(245)
Open Swap Contracts

			Notional	Unrealized
	Fund	Expiration	Principal	(Depreciation)
Contract Type	(Pays)	Date	(000s)	(000s)

Liability:
Interest Rate Swap	(5.503%)	Jun-11	$590	$(15)

Payden Short Bond Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Asset Backed (2%)
529,310	Ally Auto Receivables Trust 144A, 1.32%, 3/15/12 (b)	$530
2,154,174	CarMax Auto Owner Trust, 0.83%, 11/15/12	2,156
1,517,601	Cars Alliance Funding PLC, 1.11%, 10/8/23 EUR (d)	2,056
2,150,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (b)	2,152
290,906	Hyundai Auto Receivables Trust, 1.11%, 2/15/12	291
5,190,000	Hyundai Capital Auto Funding Ltd. 144A, 1.26%, 9/20/16 (b)	5,126

		12,311

Corporate (64%)
1,020,000	Airgas Inc., 2.85%, 10/1/13	1,037
850,000	Alabama Power Co., 5.80%, 11/15/13	952
1,500,000	Allstate Corp., 6.20%, 5/16/14	1,700
600,000	America Movil SAB de CV, 3.62%, 3/30/15	624
1,100,000	American Honda Finance Corp. 144A, 0.88%, 8/5/13 (b)	1,107
870,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (b)	885
500,000	American Honda Finance Corp. 144A, 4.62%, 4/2/13 (b)	532
1,785,000	AmeriGas Partners LP/Eagle Finance Corp., 7.125%, 5/20/16	1,870
2,300,000	Amgen Inc., 0.12%, 2/1/11	2,300
1,430,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (b)	1,447
1,750,000	Anheuser-Busch InBev Worldwide Inc., 1.03%, 3/26/13	1,768
2,410,000	Anheuser-Busch InBev Worldwide Inc., 2.50%, 3/26/13	2,468
980,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	1,012
5,300,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15 BRL (d)	3,226
2,500,000	Atlantia SPA, 1.47%, 6/9/11 EUR (d)	3,427
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,305
2,790,000	Axis Bank Ltd. 144A, 4.75%, 5/2/16 (b)	2,780
2,340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b)	2,437
2,600,000	BanColombia SA 144A, 4.25%, 1/12/16 (b)	2,548
1,400,000	Bank of America Corp., 4.90%, 5/1/13	1,477
4,050,000	Bank of Nova Scotia, 2.25%, 1/22/13	4,145
3,200,000	Banque PSA Finance, 3.50%, 1/17/14 EUR (d)	4,350
1,950,000	Barclays Bank PLC, 1.34%, 1/13/14	1,963
1,100,000	BB&T Corp., 3.375%, 9/25/13	1,149
1,300,000	Berkshire Hathaway Finance Corp., 4.00%, 4/15/12	1,351
4,090,000	Berkshire Hathaway Inc., 0.71%, 2/11/13	4,115
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	668
1,825,000	Bottling Group LLC, 6.95%, 3/15/14	2,115
2,000,000	Cadbury Schweppes US Finance 144A, 5.12%, 10/1/13 (b)	2,182
3,000,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (b)	3,005
3,080,000	Canadian Imperial Bank of Commerce 144A, 2.00%, 2/4/13 (b)	3,135
745,000	Carolina Power & Light Co., 6.50%, 7/15/12	803
1,675,000	Case New Holland Inc., 7.75%, 9/1/13	1,842
1,710,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	1,740
1,850,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	1,948
875,000	Cellco Partnership, 3.75%, 5/20/11	884
1,500,000	Cellco Partnership, 5.55%, 2/1/14	1,664
1,750,000	Charter Communications Operating LLC 144A, 8.00%, 4/30/12 (b)	1,853
1,000,000	Citigroup Inc., 5.30%, 10/17/12	1,058
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,097
1,500,000	Clorox Co., 5.00%, 3/1/13	1,604
1,650,000	Coca-Cola Co., 3.625%, 3/15/14	1,750
1,600,000	Columbus Southern Power Co., 5.50%, 3/1/13	1,736
2,454,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	2,454

Principal		Value
or Shares	Security Description	(000)

1,780,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	1,881
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,421
1,250,000	Consumers Energy Co., 5.375%, 4/15/13	1,347
790,000	Corn Products International Inc., 3.20%, 11/1/15	797
2,610,000	Corrections Corp of America, 6.25%, 3/15/13	2,630
1,600,000	Covidien International Finance SA, 1.87%, 6/15/13	1,620
4,030,000	Credit Suisse New York, 1.26%, 1/14/14	4,052
1,500,000	CRH America Inc., 6.95%, 3/15/12	1,587
455,000	CSC Holdings LLC, 8.50%, 4/15/14	511
1,215,000	CSC Holdings LLC, 8.50%, 6/15/15	1,337
1,380,000	D.R. Horton Inc., 5.375%, 6/15/12	1,425
550,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	608
2,000,000	Diageo Capital PLC, 5.12%, 1/30/12	2,088
2,370,000	DirecTV Holdings LLC, 4.75%, 10/1/14	2,543
1,725,000	Dish DBS Corp., 6.375%, 10/1/11	1,775
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,556
4,000,000	Dow Chemical Co., 4.85%, 8/15/12	4,218
1,620,000	Dr Pepper Snapple Group Inc., 1.70%, 12/21/11	1,634
3,630,000	Duke Energy Carolinas LLC, 6.25%, 1/15/12	3,828
650,000	Duke Energy Corp., 3.95%, 9/15/14	688
935,000	Dynegy Holdings Inc., 6.875%, 4/1/11	939
1,240,000	eBay Inc., 0.87%, 10/15/13 (c)	1,231
1,200,000	Eli Lilly & Co., 3.55%, 3/6/12	1,236
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	1,660
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	892
360,000	Equifax Inc., 4.45%, 12/1/14	382
1,100,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (b)	1,103
1,300,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	1,325
1,680,000	Express Scripts Inc., 5.25%, 6/15/12	1,769
1,200,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	1,298
1,800,000	Fortune Brands Inc., 3.00%, 6/1/12	1,825
1,375,000	Frontier Communications Corp, 6.25%, 1/15/13	1,464
1,800,000	General Electric Capital Corp., 1.15%, 1/15/13	1,812
2,300,000	General Electric Capital Corp., 1.87%, 9/16/13	2,308
1,100,000	General Electric Capital Corp., 2.80%, 1/8/13	1,129
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,807
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,399
1,380,000	Genzyme Corp., 3.62%, 6/15/15	1,429
2,757,000	Georgia Power Co., 1.30%, 9/15/13	2,782
900,000	Georgia-Pacific LLC 144A, 7.00%, 1/15/15 (b) (c)	936
785,000	Georgia-Pacific LLC, 8.125%, 5/15/11	811
3,150,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	3,416
1,060,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	1,072
710,000	HCP Inc., 2.70%, 2/1/14	716
1,910,000	Health Care REIT Inc., 6.00%, 11/15/13	2,094
2,360,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	2,365
720,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (b)	713
1,000,000	IBM International Group Capital LLC, 5.05%, 10/22/12	1,073
1,870,000	Icahn Enterprises LP, 7.75%, 1/15/16	1,938
2,160,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b) (c)	2,255
2,750,000	International Business Machines Corp., 1.00%, 8/5/13	2,757
3,330,000	International Business Machines Corp., 2.10%, 5/6/13	3,413
1,300,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	1,391
1,110,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (b)	1,079
2,160,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	2,164
1,780,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	1,789
1,200,000	JPMorgan Chase & Co., 4.75%, 5/1/13	1,284
1,000,000	JPMorgan Chase & Co., 5.37%, 10/1/12	1,072
1,400,000	KeyCorp, 3.75%, 8/13/15	1,420

Principal		Value
or Shares	Security Description	(000)

3,100,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	3,301
1,001,000	Kinder Morgan Inc., 6.50%, 9/1/12	1,061
4,230,000	Korea Finance Corp., 3.25%, 9/20/16	4,066
2,740,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	2,662
650,000	Kraft Foods Inc., 2.62%, 5/8/13	670
760,000	Kraft Foods Inc., 5.25%, 10/1/13	830
1,935,000	L-3 Communications Corp., 5.875%, 1/15/15	1,983
4,160,000	Lloyds TSB Bank PLC, 2.65%, 1/24/14	4,185
1,400,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	1,491
2,500,000	Microsoft Corp., 0.87%, 9/27/13	2,493
2,500,000	Microsoft Corp., 2.95%, 6/1/14	2,610
400,000	MidAmerican Energy Holdings, 3.15%, 7/15/12	411
830,000	Mirant Americas Generation LLC, 8.30%, 5/1/11	840
2,500,000	National Grid PLC, 1.35%, 1/18/12 EUR (d)	3,420
1,000,000	National Rural Utilities Cooperative Finance Corp., 1.12%, 11/1/13	995
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,075
460,000	NBC Universal Inc. 144A, 2.10%, 4/1/14 (b)	458
1,720,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	1,769
1,820,000	Newfield Exploration Co., 6.625%, 4/15/16	1,893
2,250,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	2,299
1,680,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (b)	1,731
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	1,104
500,000	Northern States Power Co. MN, 8.00%, 8/28/12	554
1,610,000	Novartis Capital Corp., 1.90%, 4/24/13	1,644
610,000	Novartis Capital Corp., 4.125%, 2/10/14	656
50,000	Omnicare Inc., 3.75%, 12/15/25	58
475,000	Omnicare Inc., 6.875%, 12/15/15	494
1,540,000	PACCAR Financial Corp., 0.71%, 4/5/13	1,549
2,500,000	Petroleos Mexicanos, 4.875%, 3/15/15	2,672
400,000	Pfizer Inc., 3.625%, 6/3/13 EUR (d)	563
880,000	Praxair Inc., 1.75%, 11/15/12	893
700,000	Procter & Gamble Co., 3.50%, 2/15/15	740
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,119
2,500,000	Prudential Financial Inc., 2.75%, 1/14/13	2,547
2,000,000	Prudential Financial Inc., 5.15%, 1/15/13	2,131
2,530,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	2,787
1,850,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	1,942
1,330,000	Rock-Tenn Co., 8.20%, 8/15/11	1,377
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	1,249
750,000	Rogers Communications Inc., 6.25%, 6/15/13	829
820,000	Rogers Communications Inc., 6.375%, 3/1/14	929
4,000,000	Royal Bank of Canada, 2.25%, 3/15/13	4,125
2,640,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	2,644
1,660,000	SABMiller PLC 144A, 6.20%, 7/1/11 (b)	1,697
1,650,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	1,708
1,230,000	Shell International Finance, 1.87%, 3/25/13	1,252
1,460,000	Shell International Finance, 4.00%, 3/21/14	1,569
410,000	Simon Property Group LP, 4.20%, 2/1/15	432
1,300,000	Sonat Inc., 7.62%, 7/15/11	1,336
1,410,000	Sparebanken 1 Boligkreditt 144A, 1.25%, 10/25/13 (b)	1,405
1,375,000	Sprint Capital Corp., 8.375%, 3/15/12	1,468
1,325,000	SPX Corp., 7.625%, 12/15/14	1,454
3,540,000	Standard Chartered Bank New York, 0.68%, 11/16/11	3,542
1,305,000	Statoil ASA, 2.90%, 10/15/14	1,353
1,600,000	Steel Dynamics Inc., 7.375%, 11/1/12	1,700
810,000	Stryker Corp., 3.00%, 1/15/15	835
2,000,000	Svenska Handelsbanken AB 144A, 2.875%, 9/14/12 (b)	2,047
2,600,000	Swedish Housing Finance Corp., 1.58%, 2/1/13 EUR (d)	3,563
1,300,000	Swift Services Holdings Inc. 144A, 10.00%, 11/15/18 (b) (c)	1,412

Principal		Value
or Shares	Security Description	(000)

2,500,000	Telecom Italia SPA, 1.55%, 12/6/12 EUR (d)	3,362
2,000,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	2,012
710,000	Tesoro Corp., 6.625%, 11/1/15	734
2,240,000	Teva Pharmaceutical Finance LLC, 1.50%, 6/15/12	2,262
900,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	915
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,029
2,870,000	Toyota Motor Credit Corp., 1.375%, 8/12/13	2,889
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	1,038
2,740,000	Union Bank NA, 2.12%, 12/16/13	2,759
970,000	Union Pacific Corp., 6.125%, 1/15/12	1,017
2,820,000	US Bancorp, 1.37%, 9/13/13	2,826
1,050,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,172
1,050,000	Valero Energy Corp., 6.875%, 4/15/12	1,123
1,200,000	Vedanta Resources PLC 144A, 8.75%, 1/15/14 (b)	1,284
1,240,000	Veolia Environnement, 5.25%, 6/3/13	1,338
1,100,000	Viacom Inc., 4.375%, 9/15/14	1,182
1,000,000	Vodafone Group PLC, 0.58%, 2/27/12	1,002
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,410
2,240,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	2,254
2,000,000	Vornado Realty LP, 4.25%, 4/1/15	2,048
1,020,000	Wells Fargo & Co., 3.75%, 10/1/14	1,078
1,500,000	Westpac Banking Corp. 144A, 0.85%, 4/8/13 (b)	1,505
1,630,000	Westpac Banking Corp., 2.25%, 11/19/12	1,662
1,280,000	Windstream Corp., 8.125%, 8/1/13	1,414
3,500,000	WM Wrigley Jr. Co. 144A, 1.67%, 6/28/11 (b)	3,501
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	1,510
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	5,063
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	1,388
560,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	557

		336,563

FDIC Guaranteed (5%)
5,000,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	4,875
6,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	6,281
1,530,257	FDIC Structured Sale Guaranteed Notes 144A, 0.81%, 2/25/48 (b)	1,532
8,696,408	FDIC Structured Sale Guaranteed Notes 144A, 0.98%, 12/4/20 (b)	8,696
2,519,250	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,564
3,934,743	FDIC Trust 144A, 2.18%, 5/25/50 (b)	3,936

		27,884

Foreign Government (7%)
15,000,000	Canadian Government, 3.50%, 6/1/13 CAD (d)	15,588
1,600,000	Malaysia Government International Bond, 7.50%, 7/15/11	1,644
3,300,000	Province of Ontario Canada, 1.875%, 11/19/12 (c)	3,366
1,610,000	Republic of Brazil, 10.25%, 6/17/13	1,932
590,000	Republic of Chile, 5.50%, 1/15/13	638
1,500,000	Republic of Colombia, 10.00%, 1/23/12	1,626
3,530,000	Republic of Indonesia, 10.375%, 5/4/14 (e)	4,298
460,000	Republic of Panama, 9.375%, 7/23/12	516
1,900,000	Republic of South Africa, 7.375%, 4/25/12	2,035
1,060,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,108
2,500,000	United Mexican States, 6.375%, 1/16/13	2,759

		35,510

Foreign Government Guaranteed (2%)
1,700,000	Barclays Bank PLC 144A, 2.70%, 3/5/12 (b)	1,731
2,700,000	Barclays Bank PLC, 4.25%, 10/27/11 (EUR) (d)	3,784
900,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	923
3,100,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	3,172

		9,610

Mortgage Backed (11%)
5,981,310	Adjustable Rate Mortgage Trust, 5.16%, 3/25/37	3,628

Principal		Value
or Shares	Security Description	(000)

3,680,000	Arkle Master Issuer PLC 144A, 2.60%, 5/17/60 (b)	3,665
2,801,776	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	2,776
2,532,145	FG G13328 30YR, 6.00%, 11/1/22	2,768
2,301,637	FH 782784 ARM, 2.50%, 10/1/34	2,411
1,719,580	FN 708229 ARM, 2.22%, 4/1/33	1,791
607,153	FN 743821 ARM, 2.28%, 11/1/33	630
483,992	FN 755867 ARM, 2.56%, 12/1/33	506
983,775	FN 790762 ARM, 2.64%, 9/1/34	1,024
1,216,190	FN 790764 ARM, 2.65%, 9/1/34	1,265
1,230,486	FN 794792 ARM, 2.62%, 10/1/34	1,286
968,983	FN 794797 ARM, 2.42%, 10/1/34	1,011
5,451,408	FN 995672 30YR, 4.50%, 4/1/39	5,579
5,559,274	FN AC8512 30YR, 4.50%, 12/1/39	5,690
6,929,233	G2 4696 30YR, 4.50%, 5/20/40	7,183
3,820,252	GNR 04-11 F, 0.56%, 2/20/34	3,818
3,991,021	Harborview Mortgage Loan Trust, 3.14%, 12/19/35	3,033
453,687	Indymac Index Mortgage Loan Trust, 3.04%, 10/25/34	409
1,496,192	MLCC Mortgage Investors, Inc., 2.33%, 12/25/34	1,460
2,267,729	MLCC Mortgage Investors, Inc., 2.90%, 2/25/36	2,171
249,844	Morgan Stanley Mortgage Loan Trust, 2.35%, 7/25/34	229
166,076	Provident Funding Mortgage Loan Trust, 2.75%, 4/25/34	165
772,673	Sequoia Mortgage Trust, 0.66%, 10/20/27	748
2,620,615	Structured Adjustable Rate Mortgage Loan Trust, 2.73%, 8/25/34	2,356
390,339	Structured Adjustable Rate Mortgage Loan Trust, 2.83%, 10/25/34	339
1,326,584	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	716

		56,657

Municipal (1%)
600,000	Citizens Property Insurance Corp., 5.00%, 3/1/13	624
3,200,000	Citizens Property Insurance Corp., 5.00%, 6/1/12	3,341
2,700,000	Kentucky Asset Liability Commission, 3.16%, 4/1/18	2,615
920,000	University of California, 1.98%, 5/15/50	917

		7,497

NCUA Guaranteed (2%)
5,334,982	NCUA Guaranteed Notes, 0.63%, 11/6/17	5,335
1,526,933	NCUA Guaranteed Notes, 1.84%, 10/7/20	1,534
2,000,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	1,981

		8,850

U.S. Treasury (5%)
1,660,000	U.S. Treasury Note, 0.75%, 8/15/13	1,659
16,140,000	U.S. Treasury Note, 1.125%, 12/15/12	16,316
5,615,000	U.S. Treasury Note, 1.37%, 5/15/13	5,704
500,000	U.S. Treasury Bill, 0.23%, 9/22/11 (f) (g)	499

		24,178

Total Bonds (Cost-$513,567)		519,060

Investment Company (Cost-$10,925) (2%)
10,925,459	Payden Cash Reserves Money Market Fund *	10,925

Total (Cost-$524,492) (a) (101%)		529,985
Liabilities in excess of Other Assets (-1%)		(4,100)

Net Assets (100%)		$525,885

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$11,160
Unrealized depreciation	(5,667)

Net unrealized appreciation	$5,493

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $3,555 and the total market value of the collateral held by the Fund is $3,674. Amounts in 000s.

(d)	Par in foreign currency.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board

(f)	Yield to maturity at time of purchase.

(g)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
2/9/2011	Canadian Dollar (Sell 15,876)	Royal Bank	$21
2/1/2011	Euro (Buy 2,260)	Citigroup	9

			$30

Liabilities:
2/9/2011	Euro (Sell 17,999)	Citigroup	$(1,088)
Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

45	U.S. Treasury 2 Year Note Future	Mar-11	$9,863	$(12)
271	U.S. Treasury 5 Year Note Future	Mar-11	32,090	45

				$33

Payden U.S. Government Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
FDIC Guaranteed (11%)
1,300,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	$1,267
1,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	1,523
765,128	FDIC Structured Sale Guaranteed Notes 144A, 0.81%, 2/25/48 (b)	766
1,835,908	FDIC Structured Sale Guaranteed Notes 144A, 0.98%, 12/4/20 (b)	1,836
943,406	FDIC Structured Sale Guaranteed Notes 144A, 3.00%, 9/30/19 (b)	958
2,519,250	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,564
1,223,192	FDIC Trust 144A, 2.18%, 5/25/50 (b)	1,224
430,000	Western Corporate Federal Credit Union, 1.75%, 11/2/12	438

		10,576

Mortgage Backed (40%)
287,242	FG G13328 30YR, 6.00%, 11/1/22	314
445,936	FG M80911 7YR, 4.00%, 4/1/11	449
443,128	FH 1B2420 ARM, 2.85%, 11/1/35	465
1,053,114	FH 1G1745 ARM, 2.68%, 8/1/35	1,105
281,193	FH 1J1279 ARM, 4.69%, 4/1/36	297
533,683	FH 1K0030 ARM, 5.98%, 7/1/36	562
719,005	FH 1Q0044 ARM, 4.75%, 4/1/36	759
487,492	FH 1Q0232 ARM, 5.32%, 12/1/36	512
1,738,595	FHLB QR-9012, 5.00%, 8/15/12	1,808
1,593,537	FHLB, 2.60%, 4/20/15	1,637
510,289	FHR 2929 AC, 4.50%, 12/15/22	524
113,110	FHR 3196 PA, 5.25%, 8/15/11	114
696,939	FHR 3540 CD, 2.00%, 6/15/14	702
1,890,376	FHR 3728 EH, 3.00%, 9/15/20	1,923
3,942,020	FN 464313 5YR, 2.99%, 1/1/15	4,060
327,294	FN 708229 ARM, 2.22%, 4/1/33	341
334,827	FN 743821 ARM, 2.28%, 11/1/33	347
259,282	FN 755867 ARM, 2.56%, 12/1/33	271
111,623	FN 790762 ARM, 2.64%, 9/1/34	116
137,918	FN 790764 ARM, 2.65%, 9/1/34	143
181,616	FN 794792 ARM, 2.62%, 10/1/34	190
143,214	FN 794797 ARM, 2.42%, 10/1/34	149
941,893	FN 797889 ARM, 3.83%, 1/1/35	992
215,897	FN 843045 ARM, 2.66%, 9/1/35	226
379,432	FN 850120 ARM, 2.55%, 10/1/35	395
369,340	FN 878544 ARM, 5.24%, 3/1/36	387
559,341	FN 887019 ARM, 5.74%, 6/1/36	590
1,015,270	FN 935896 ARM, 3.91%, 6/1/40	1,064
2,196,466	FN AC8512 30YR, 4.50%, 12/1/39	2,248
1,391,767	FN AD7210 ARM, 3.61%, 7/1/40	1,442
983,315	FN AE5951 ARM, 3.14%, 10/1/40	1,008
1,128,802	FN MA0424 30YR, 3.50%, 5/1/20	1,165
804,506	FN MA0598 10YR, 3.50%, 12/1/20	830
1,912,647	FNR 10-32 CL, 3.75%, 8/25/18	2,008
885,073	G2 3809 30YR, 6.50%, 1/20/36	991

Principal		Value
or Shares	Security Description	(000)

32,516	GNR 03-98 PC, 5.00%, 2/20/29	33
1,691,826	GNR 04-11 F, 0.56%, 2/20/34	1,691
306,780	GNR 04-73 JM, 0.00%, 9/16/34	290
320,003	GNR 05-58 NJ, 4.50%, 8/20/35	328
1,492,746	GNR 09-57 BA, 2.25%, 6/16/39	1,522
2,265,871	GNR 09-66 CA, 2.25%, 8/16/39	2,314

		36,312

NCUA Guaranteed (10%)
2,132,063	NCUA Guaranteed Notes, 0.63%, 11/6/17	2,132
1,541,701	NCUA Guaranteed Notes, 0.66%, 12/7/20	1,543
3,053,109	NCUA Guaranteed Notes, 0.82%, 12/8/20	3,055
890,340	NCUA Guaranteed Notes, 1.84%, 10/7/20	894
1,500,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	1,486

		9,110

U.S. Government Agency (24%)
4,000,000	FFCB, 1.37%, 6/25/13	4,055
155,000	FFCB, 1.75%, 2/21/13	158
2,500,000	FFCB, 3.70%, 5/15/13	2,664
1,800,000	FHLB, 1.625%, 11/21/12	1,834
3,000,000	FHLB, 3.625%, 10/18/13	3,205
500,000	FHLMC, 1.75%, 9/10/15	494
700,000	FNMA, 0.75%, 12/18/13	693
2,000,000	FNMA, 2.00%, 8/24/15	1,982
3,000,000	FNMA, 2.625%, 11/20/14	3,119
3,802,000	FNMA, 2.75%, 3/13/14	3,971

		22,175

U.S. Treasury (12%)
6,150,000	U.S. Treasury Note, 1.87%, 6/30/15	6,204
1,000,000	U.S. Treasury Note, 2.00%, 11/30/13	1,031
1,500,000	U.S. Treasury Note, 2.125%, 11/30/14	1,543
1,500,000	U.S. Treasury Note, 3.125%, 9/30/13	1,592
500,000	U.S. Treasury Note, 3.375%, 6/30/13 (c)	532

		10,902

U.S. Treasury Inflation Indexed (2%)
1,615,408	U.S. Treasury Inflation Indexed Bond, 0.50%, 4/15/15	1,674

Total Bonds (Cost-$89,538)		90,749

Investment Company (Cost-$619) (1%)
619,008	Payden Cash Reserves Money Market Fund *	619

Total (Cost-$90,157) (a) (100%)		91,368
Other Assets, net of Liabilities (0%)		213

Net Assets (100%)		$91,581

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,448
Unrealized depreciation	(237)

Net unrealized appreciation	$1,211

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Payden GNMA Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (147%)
Mortgage Backed (145%)
8,771,856	FH 1A0001 ARM, 2.22%, 4/1/35	$9,104
729,930	FH 1B3142 ARM, 2.80%, 11/1/36	766
3,699,226	FH 1B4282 ARM, 4.95%, 10/1/38	3,862
1,105,787	FH 1G0189 ARM, 2.27%, 4/1/35	1,141
7,184,704	FH 1G0501 ARM, 2.61%, 6/1/35	7,543
3,186,856	FH 1J1279 ARM, 4.69%, 4/1/36	3,367
4,640,270	FH 1Q0062 ARM, 2.10%, 11/1/35	4,826
248,980	FH 780444 ARM, 2.31%, 3/1/33	259
754,635	FH 782784 ARM, 2.50%, 10/1/34	790
2,698,904	FH 847228 ARM, 2.89%, 1/1/34	2,839
5,464,324	FH 848111 ARM, 2.61%, 9/1/37	5,722
3,552,029	FHLB QR-9012, 5.00%, 8/15/12	3,694
5,181,867	FN 745551 30YR, 2.64%, 2/1/36	5,460
5,949,001	FN 783587 ARM, 2.58%, 3/1/35	6,239
2,852,290	FN 832100 ARM, 2.67%, 7/1/35	3,000
3,380,078	FN 920795 ARM, 3.12%, 3/1/34	3,532
32,500,000	FNMA 4.50%, 30YR TBA (b)	33,236
2,184,657	FNR 06-101 FE, 0.51%, 10/25/36	2,177
7,666,274	FNR 07-95 A1, 0.51%, 8/27/36	7,667
110,999	FNR 88-12A, 4.15%, 2/25/18	115
4,020,467	FNW 04-W2 4A, 4.07%, 2/25/44	4,152
249,045	G2 2591 30YR, 7.00%, 5/20/28	280
263,708	G2 3133 30YR, 6.50%, 9/20/31	297
3,470,498	G2 3415 30YR, 5.50%, 7/20/33	3,760
2,485,696	G2 3515 30YR, 5.50%, 2/20/34	2,689
3,723,021	G2 3584 30YR, 6.00%, 7/20/34	4,096
2,691,862	G2 3599 30YR, 6.50%, 8/20/34	3,026
3,260,417	G2 3711 30YR, 5.50%, 5/20/35	3,527
4,495,839	G2 3747 30YR, 5.00%, 8/20/35	4,798
3,170,268	G2 3772 30YR, 5.00%, 10/20/35	3,383
4,781,181	G2 3785 30YR, 5.00%, 11/20/35	5,103
2,193,315	G2 3805 30YR, 5.00%, 1/20/36	2,335
9,854,753	G2 3819 30YR, 5.50%, 2/20/36	10,639
1,317,736	G2 3891 30YR, 6.50%, 8/20/36	1,476
5,300,580	G2 4083 30YR, 5.00%, 2/20/38	5,637
6,247,224	G2 4216 30YR, 6.00%, 8/20/38	6,608
5,649,123	G2 4284 30YR, 5.50%, 11/20/38	5,933
10,931,812	G2 4315 30YR, 5.50%, 12/20/38	11,780
5,774,875	G2 4437 30YR, 5.00%, 5/20/39	6,087
1,393,368	G2 4485 30YR, 5.00%, 7/20/39	1,469
1,898,108	G2 4542 30YR, 5.50%, 9/20/39	2,045
4,488,769	G2 4558 30YR, 4.50%, 10/20/39	4,655
7,916,481	G2 4560 30YR, 5.50%, 10/20/39	8,530
11,943,304	G2 4696 30YR, 4.50%, 5/20/40	12,381
11,631,466	G2 4713 30YR, 4.50%, 6/20/40	12,058

Principal		Value
or Shares	Security Description	(000)

9,674,226	G2 4746 30YR, 4.50%, 7/20/40	10,029
9,903,896	G2 4800 30YR, 4.00%, 9/20/40	9,959
5,636,810	G2 4802 30YR, 5.00%, 9/20/40	5,994
737,755	G2 688058 30YR, 4.50%, 8/20/38	765
8,665,969	G2 701705 30YR, 5.00%, 2/20/39	9,108
7,376,268	G2 710025 30YR, 5.65%, 8/20/59	8,059
6,793,749	G2 713314 30YR, 6.00%, 3/20/39	7,394
1,287,450	G2 728869 30YR, 4.12%, 4/20/40	1,293
1,328,421	G2 728870 30YR, 4.62%, 4/20/40	1,376
1,524,416	G2 736498 30YR, 4.12%, 4/20/40	1,531
1,040,867	G2 736499 30YR, 4.62%, 4/20/40	1,078
7,322,839	G2 736932 50YR, 4.87%, 11/20/60	7,753
7,097,533	G2 740427 50YR, 4.81%, 9/20/60	7,488
1,008,520	G2 742040 30YR, 4.12%, 5/20/40	1,013
994,651	G2 742041 30YR, 4.62%, 6/20/40	1,031
245,208	G2 80011 ARM, 3.12%, 11/20/26	254
778,542	G2 80013 ARM, 3.125%, 11/20/26	807
307,197	G2 80022 ARM, 3.12%, 12/20/26	319
234,900	G2 80023 ARM, 3.12%, 12/20/26	244
676,869	G2 80029 ARM, 3.375%, 1/20/27	703
338,455	G2 8006 ARM, 2.62%, 7/20/22	350
4,159,519	G2 80074 ARM, 3.375%, 5/20/27	4,319
583,512	G2 80134 ARM, 3.125%, 11/20/27	605
292,013	G2 80272 ARM, 3.37%, 4/20/29	303
212,728	G2 80311 ARM, 2.62%, 8/20/29	220
148,725	G2 80346 ARM, 3.125%, 11/20/29	154
1,471,156	G2 8041 ARM, 2.62%, 8/20/22	1,523
252,642	G2 80424 ARM, 2.62%, 7/20/30	262
378,239	G2 80428 ARM, 2.62%, 7/20/30	392
333,357	G2 80507 ARM, 3.375%, 4/20/31	346
580,768	G2 80541 ARM, 2.62%, 9/20/31	601
301,899	G2 80556 ARM, 3.00%, 11/20/31	313
1,013,251	G2 80569 ARM, 3.00%, 1/20/32	1,050
591,137	G2 80570 ARM, 3.50%, 1/20/32	615
255,950	G2 80579 ARM, 3.00%, 2/20/32	265
901,864	G2 80593 ARM, 3.375%, 4/20/32	936
568,249	G2 80604 ARM, 3.37%, 5/20/32	590
1,561,954	G2 80611 ARM, 3.375%, 6/20/32	1,631
337,553	G2 80612 ARM, 3.50%, 6/20/32	351
841,974	G2 8062 ARM, 3.125%, 10/20/22	873
1,046,502	G2 80780 ARM, 3.50%, 12/20/33	1,089
265,116	G2 80791 ARM, 3.75%, 12/20/33	277
520,188	G2 80826 ARM, 3.50%, 2/20/34	544
4,523,162	G2 80835 ARM, 1.87%, 2/20/34	4,663
940,752	G2 80837 ARM, 2.00%, 2/20/34	971
1,068,460	G2 80856 ARM, 1.87%, 3/20/34	1,102
104,539	G2 80932 ARM, 3.00%, 6/20/34	108
364,695	G2 80934 ARM, 3.50%, 6/20/34	379
830,942	G2 81018 ARM, 2.625%, 8/20/34	860
242,863	G2 81019 ARM, 3.125%, 8/20/34	252
914,052	G2 81036 ARM, 2.50%, 8/20/34	946
50,363	G2 81044 ARM, 2.625%, 8/20/34	52

Principal		Value
or Shares	Security Description	(000)

186,332	G2 8121 ARM, 3.375%, 1/20/23	194
3,420,383	G2 81214 ARM, 1.87%, 1/20/35	3,526
1,284,784	G2 81220 ARM, 1.875%, 1/20/35	1,325
1,117,727	G2 81278 ARM, 1.87%, 3/20/35	1,152
214,403	G2 81402 ARM, 3.00%, 7/20/35	222
40,096	G2 81405 ARM, 3.125%, 7/20/35	42
105,407	G2 81696 ARM, 2.50%, 6/20/36	109
764,366	G2 81807 ARM, 2.75%, 12/20/36	791
797,658	G2 81938 30YR, 1.75%, 7/20/37	818
750,525	G2 8198 ARM, 3.37%, 5/20/23	779
1,081,091	G2 82151 ARM, 2.50%, 9/20/38	1,119
856,475	G2 82245 30YR, 5.00%, 12/20/38	899
264,451	G2 8228 ARM, 2.62%, 7/20/23	274
5,366,251	G2 82520 ARM, 4.00%, 4/20/40	5,630
3,849,476	G2 82606 ARM, 4.00%, 8/20/40	4,034
227,831	G2 8301 ARM, 3.125%, 10/20/23	236
457,045	G2 8302 ARM, 3.125%, 10/20/23	474
243,200	G2 8339 ARM, 3.125%, 12/20/23	252
656,050	G2 8358 ARM, 3.37%, 1/20/24	682
506,707	G2 8359 ARM, 3.37%, 1/20/24	526
475,295	G2 8371 ARM, 3.37%, 2/20/24	494
238,233	G2 8373 ARM, 3.37%, 2/20/24	248
405,877	G2 8421 ARM, 3.37%, 5/20/24	421
753,267	G2 849350 ARM, 3.12%, 12/20/25	781
949,346	G2 849351 ARM, 3.12%, 11/20/25	985
2,150,328	G2 8547 ARM, 3.12%, 11/20/24	2,230
183,017	G2 8580 ARM, 3.37%, 1/20/25	190
270,862	G2 8595 ARM, 3.375%, 2/20/25	281
531,870	G2 8781 ARM, 3.37%, 1/20/26	553
483,807	G2 8814 ARM, 3.37%, 2/20/26	503
181,073	G2 8815 ARM, 3.37%, 2/20/26	188
159,440	G2 8855 ARM, 3.125%, 10/20/21	165
176,338	G2 8867 ARM, 3.125%, 11/20/21	183
255,861	G2 8989 ARM, 3.12%, 10/20/26	265
2,374,007	G2 8991 ARM, 3.125%, 10/20/26	2,462
24,000,000	G2SF 4.50%, 30YR TBA (b)	24,829
98,750,000	G2SF 5.00%, 30YR TBA (b)	104,860
5,399,417	GN 455989 15YR, 5.00%, 7/15/26	5,757
815,899	GN 558954 20YR, 5.25%, 5/15/29	869
1,878,126	GN 558956 30YR, 4.50%, 6/15/29	1,990
504,524	GN 582100 30YR, 7.50%, 4/15/32	590
1,853,839	GN 605099 30YR, 5.50%, 3/15/34	2,014
2,512,741	GN 605301 30YR, 5.50%, 7/15/34	2,730
1,316,082	GN 615263 30YR, 6.00%, 6/15/33	1,463
3,312,956	GN 616826 30YR, 5.50%, 1/15/35	3,594
1,517,839	GN 629903 35YR, 5.80%, 6/15/42	1,638
6,869,130	GN 630057 30YR, 5.13%, 4/15/48	7,332
9,272,438	GN 673234 30YR, 6.00%, 11/15/38	10,204
7,030,279	GN 677101 30YR, 5.50%, 7/15/38	7,604
3,078,050	GN 677318 30YR, 6.00%, 9/15/38	3,407
1,100,704	GN 677378 30YR, 7.00%, 10/15/38	1,262
1,261,375	GN 690008 30YR, 7.00%, 10/15/38	1,445

Principal		Value
or Shares	Security Description	(000)

788,312	GN 690922 30YR, 5.50%, 6/15/38	853
2,490,228	GN 693184 30YR, 6.00%, 10/15/38	2,741
2,190,425	GN 697066 30YR, 5.00%, 3/15/39	2,302
5,595,905	GN 698035 30YR, 6.00%, 1/15/39	6,158
8,931,707	GN 698196 30YR, 4.50%, 6/15/39	9,328
9,608,600	GN 701943 30YR, 5.00%, 6/15/39	10,213
8,865,661	GN 704439 30YR, 4.50%, 3/15/39	9,220
8,119,120	GN 704489 30YR, 5.50%, 4/15/39	8,852
8,906,500	GN 710868 30YR, 5.50%, 9/15/39	9,711
2,491,408	GN 713930 30YR, 5.00%, 10/15/39	2,621
1,083,225	GN 728159 20YR, 5.25%, 11/15/29	1,154
16,015,053	GN 729011 30YR, 4.50%, 2/15/40	16,595
2,262,992	GN 743362 30YR, 4.75%, 6/15/40	2,364
386,641	GN 743363 30YR, 4.25%, 5/15/40	392
306,783	GN 743502 30YR, 4.25%, 6/15/40	311
801,775	GN 743503 30YR, 4.75%, 6/15/40	830
110,458	GN 743610 30YR, 4.25%, 6/15/40	112
666,406	GN 743611 30YR, 4.75%, 6/15/40	696
3,487,310	GN 745852 30YR, 4.00%, 11/15/40	3,509
90,574	GN 747367 30YR, 4.25%, 7/15/40	92
212,636	GN 747368 30YR, 4.75%, 7/15/40	222
369,786	GN 747491 30YR, 4.75%, 7/15/40	386
67,678	GN 747610 30YR, 4.75%, 8/15/40	71
71,174	GN 747740 30YR, 4.25%, 9/15/40	72
382,812	GN 747741 30YR, 4.75%, 9/15/40	400
24,100	GN 780619 15YR, 7.00%, 8/15/12	25
403,611	GN 781324 30YR, 7.00%, 7/15/31	467
300,901	GN 781445 30YR, 8.00%, 11/15/31	359
1,200,399	GN 781527 30YR, 6.00%, 11/15/32	1,327
1,657,246	GN 781636 30YR, 5.50%, 7/15/33	1,792
2,310,804	GN 781810 30YR, 5.50%, 10/15/34	2,509
8,023,109	GN 781811 30YR, 5.00%, 10/15/34	8,542
4,846,803	GN 782272 30YR, 5.50%, 2/15/38	5,243
11,331,340	GN 782778 30YR, 6.50%, 1/15/33	12,745
8,872,590	GN 782835 30YR, 6.00%, 12/15/39	9,764
8,929,090	GN 782858 30YR, 6.00%, 11/15/39	9,827
1,000,000	GNMA 3.50%, 30YR TBA (b)	961
70,330,000	GNMA 4.00%, 30YR TBA (b)	70,330
7,500,000	GNMA 5.00%, 30YR TBA (b)	7,961
87,620,000	GNMA 5.50%, 30YR TBA (b)	94,684
6,000,000	GNMA 6.00%, 30YR TBA (b)	6,596
979,281	GNR 00-22 FG, 0.46%, 5/16/30	978
218,564	GNR 00-26 DF, 0.66%, 9/20/30	218
555,003	GNR 00-26 FA, 0.81%, 9/20/30	555
600,726	GNR 00-9 FG, 0.86%, 2/16/30	605
312,959	GNR 00-9 FH, 0.76%, 2/16/30	315
1,185,636	GNR 01-11 FB, 0.51%, 9/17/29	1,178
730,787	GNR 01-19 F, 0.76%, 5/16/31	734
144,162	GNR 01-21 FN, 0.46%, 8/16/22	144
3,297,219	GNR 01-22 FG, 0.61%, 5/16/31	3,289
316,133	GNR 01-26 F, 0.61%, 5/16/31	315
1,220,753	GNR 01-31 FA, 0.51%, 6/16/31	1,212

Principal		Value
or Shares	Security Description	(000)

71,254	GNR 01-33 F, 0.71%, 7/20/31	71
1,269,648	GNR 01-35 FA, 0.51%, 8/16/31	1,260
801,404	GNR 01-46 FA, 0.68%, 9/16/31	802
3,796,207	GNR 01-47 FA, 0.66%, 9/16/31	3,794
1,693,679	GNR 01-59 FA, 0.66%, 11/16/24	1,696
1,245,352	GNR 01-64 F, 0.61%, 11/20/31	1,245
844,201	GNR 02-11 FJ, 0.76%, 2/20/32	846
914,887	GNR 02-13 FA, 0.76%, 2/16/32	917
378,490	GNR 02-24 FA, 0.76%, 4/16/32	380
283,590	GNR 02-4 FY, 0.71%, 1/16/32	284
457,483	GNR 02-41 HF, 0.66%, 6/16/32	457
2,237,691	GNR 02-48 FT, 0.46%, 12/16/26	2,231
2,109,163	GNR 02-5 FP, 0.81%, 1/16/32	2,119
1,982,779	GNR 02-72 FA, 0.66%, 10/20/32	1,986
3,597,640	GNR 02-76 F, 0.46%, 1/16/31	3,587
417,420	GNR 02-76 FY, 0.56%, 12/16/26	417
523,931	GNR 02-79 FB, 0.51%, 11/16/32	524
1,966,837	GNR 03-35 CF, 0.56%, 3/16/33	1,963
1,111,485	GNR 03-69 FD, 0.71%, 2/16/29	1,115
4,211,077	GNR 03-94 FB, 0.56%, 12/16/30	4,199
10,415,651	GNR 04-11 F, 0.56%, 2/20/34	10,410
9,608,831	GNR 04-49 F, 0.66%, 11/20/30	9,621
12,000,000	GNR 04-5 PF, 0.81%, 2/20/33	12,065
7,042,346	GNR 04-56 F, 0.66%, 6/20/33	7,051
1,951,304	GNR 04-59 FH, 0.51%, 8/16/34	1,939
3,196,319	GNR 04-73 JM, 0.00%, 9/16/34	3,024
6,336,319	GNR 04-80 FM, 0.56%, 7/20/34	6,324
1,224,192	GNR 06-47 FA, 0.46%, 8/16/36	1,217
807,850	GNR 06-62 FB, 0.42%, 11/20/36	803
7,138,354	GNR 07-51 JF, 0.51%, 6/20/37	7,098
761,024	GNR 07-59 FJ, 0.56%, 7/20/37	760
2,272,076	GNR 08-2 FH, 0.71%, 1/20/38	2,269
2,916,908	GNR 08-67 UF, 0.71%, 6/20/38	2,927
1,794,435	GNR 08-70 A, 5.50%, 9/20/35	1,835
68,573	GNR 08-72 EF, 1.11%, 3/20/34	69
59,580,254	GNR 09-111 IO, 1.82%, 9/16/51	5,073
22,430,092	GNR 10-102 IO, 1.77%, 6/16/52	1,920
28,946,455	GNR 10-132 IO, 2.08%, 11/16/52	2,833
40,776,703	GNR 10-71 IO, 1.515%, 3/16/52	2,825
1,136,438	GNR 97-13 F, 0.81%, 9/16/27	1,137
1,048,609	GNR 99-18 FA, 0.56%, 5/16/29	1,047
809,022	GNR 99-40 FE, 0.81%, 11/16/29	813
891,703	GNR 99-40 FK, 0.81%, 11/16/29	897
415,912	GNR 99-43 FA, 0.71%, 11/16/29	418
1,022,288	GNR 99-45 FC, 0.66%, 12/16/29	1,025
1,226,745	GNR 99-45 FH, 0.71%, 12/16/29	1,231
6,219,358	NCUA Guaranteed Notes, 0.71%, 10/7/20	6,219
4,946,101	NCUA Guaranteed Notes, 0.73%, 11/5/20	4,915
7,878,992	NCUA Guaranteed Notes, 0.82%, 12/8/20	7,884

		1,017,266

U.S. Treasury (2%)
10,000,000	U.S. Treasury Note, 2.62%, 8/15/20	9,430

Principal		Value
or Shares	Security Description	(000)

1,000,000	U.S. Treasury Bill, 0.33%, 5/5/11 (c)	1,000

		10,430

Total Bonds (Cost-$1,015,592)		1,027,696

Investment Company (Cost-$14,426) (2%)
14,426,478	Payden Cash Reserves Money Market Fund *	14,426

Total (Cost-$1,030,018) (a) (149%)		1,042,122
Liabilities in excess of Other Assets (-49%)		(342,567)

Net Assets (100%)		$699,555

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$17,945
Unrealized depreciation	(5,841)

Net unrealized appreciation	$12,104

(b)	Security purchased on a delayed delivery basis.

(c)	Yield to maturity at time of purchase.

Payden Core Bond Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (110%)
Asset Backed (1%)
150,212	Chase Funding Mortgage Loan Asset-Backed Cerificates, 0.92%, 11/25/32	$128
2,707,157	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	2,856
129,812	Landmark Mortgage Securities PLC, 0.97%, 6/17/38 GBP (f)	180
197,058	Sequoia Mortgage Trust, 0.66%, 10/20/27	191
70,766	Structured Asset Investment Loan Trust, 0.76%, 9/25/34	63
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	234

		3,652

Corporate (59%)
1,927,000	Aetna Inc., 5.75%, 6/15/11	1,963
1,000,000	Ally Financial Inc. 144A, 7.50%, 9/15/20 (b)	1,095
2,310,000	American Airlines 2011-1 Class A Pass Through Trust, 5.25%, 1/31/21	2,316
1,420,000	American Express Co., 8.125%, 5/20/19	1,764
1,854,000	American Express Credit Corp., 5.125%, 8/25/14	2,010
3,000,000	American Honda Finance Corp. 144A, 0.88%, 8/5/13 (b)	3,019
1,210,000	Ameriprise Financial Inc., 5.30%, 3/15/20	1,277
2,370,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	2,451
2,447,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	2,643
2,590,000	ArcelorMittal, 9.85%, 6/1/19	3,329
4,165,000	AT&T Mobility LLC, 8.125%, 5/1/12	4,534
3,315,000	AutoZone Inc., 4.00%, 11/15/20	3,108
2,470,000	Axis Bank Ltd. 144A, 4.75%, 5/2/16 (b)	2,461
990,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (b)	932
2,300,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (e)	2,458
1,030,000	Bank of America Corp., 5.875%, 1/5/21	1,080
1,130,000	Bank of American Corp., 3.70%, 9/1/15 (e)	1,137
2,380,000	Bank of China Hong Kong Ltd. 144A, 5.55%, 2/11/20 (b)	2,438
2,890,000	Barclays Bank PLC, 5.14%, 10/14/20	2,640
1,150,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,237
1,085,000	BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	1,213
2,100,000	BM&F Bovespa SA 144A, 5.50%, 7/16/20 (b)	2,141
600,000	Boston Properties LP, 4.12%, 5/15/21	575
2,450,000	Broadcom Corp. 144A, 2.37%, 11/1/15 (b)	2,391
852,000	Burlington Northern Santa Fe LLC, 5.65%, 5/1/17	952
1,020,000	Canadian National Resources Ltd., 4.90%, 12/1/14	1,116
1,475,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	1,566
1,540,000	CBS Corp., 8.87%, 5/15/19	1,940
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.87%, 4/30/18	1,058
2,430,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	2,731
2,665,000	Chubb Corp., 6.37%, 3/29/67	2,838
1,160,000	Cisco Systems Inc., 5.25%, 2/22/11	1,163
1,275,000	Cisco Systems Inc., 5.90%, 2/15/39	1,362
995,000	Citigroup Inc., 6.00%, 12/13/13	1,092
1,425,000	Citigroup Inc., 6.01%, 1/15/15	1,571
1,130,000	Cliffs Natural Resources Inc., 4.80%, 10/1/20	1,105
1,425,000	CME Group Inc., 5.40%, 8/1/13	1,569
3,605,000	Comcast Corp., 5.15%, 3/1/20	3,771
1,270,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	1,342
1,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	1,315
1,190,000	Corn Products International Inc., 4.62%, 11/1/20	1,178
1,828,000	Cox Communications Inc., 5.45%, 12/15/14	2,029
1,369,000	Credit Suisse AG, 5.40%, 1/14/20	1,388
1,925,000	Credit Suisse New York, 1.26%, 1/14/14	1,936
1,120,000	CSX Corp., 5.60%, 5/1/17	1,240
2,800,000	CVS Caremark Corp., 3.25%, 5/18/15	2,859
1,615,000	CVS Caremark Corp., 6.12%, 9/15/39	1,675
1,724,000	Daimler Finance North America LLC, 5.75%, 9/8/11	1,776
3,270,000	Daimler Finance North America LLC, 5.87%, 3/15/11	3,290
4,268,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	4,442
1,567,000	Digital Realty Trust LP, 5.87%, 2/1/20	1,625
1,000,000	DineEquity Inc. 144A, 9.50%, 10/30/18 (b)	1,081
3,165,000	DirecTV Holdings LLC, 4.75%, 10/1/14	3,396
1,425,000	Discovery Communications LLC, 3.70%, 6/1/15	1,484
1,200,000	Dow Chemical Co., 4.85%, 8/15/12	1,265

Principal		Value
or Shares	Security Description	(000)

1,110,000	Dow Chemical Co., 8.55%, 5/15/19	1,388
1,020,000	Dow Chemical Co., 9.40%, 5/15/39	1,464
1,540,000	Duke Energy Ohio Inc., 5.70%, 9/15/12	1,656
3,585,000	eBay Inc., 3.25%, 10/15/20	3,300
2,250,000	Embraer Overseas Ltd., 6.375%, 1/15/20	2,382
1,125,000	Encana Corp., 6.50%, 8/15/34	1,195
1,000,000	Energy Transfer Equity LP, 7.50%, 10/15/20	1,074
1,673,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	1,865
2,465,000	Exelon Corp., 4.90%, 6/15/15	2,631
2,350,000	Export-Import Bank of Korea, 5.875%, 1/14/15	2,570
2,216,000	Express Scripts Inc., 7.25%, 6/15/19	2,629
1,100,000	Gazprom OAO Via Morgan Stanley Bank AG, 9.625%, 3/1/13 (g)	1,246
2,615,000	General Electric Capital Corp., 1.87%, 9/16/13	2,624
2,978,000	General Electric Capital Corp., 3.50%, 6/29/15	3,050
1,250,000	General Electric Capital Corp., 4.37%, 9/16/20	1,217
2,605,000	General Electric Capital Corp., 5.875%, 1/14/38	2,581
1,090,000	General Electric Capital Corp., 6.37%, 11/15/67	1,105
2,610,000	General Electric Co., 5.25%, 12/6/17	2,831
1,890,000	General Mills Inc., 6.00%, 2/15/12	1,985
2,700,000	Genzyme Corp., 3.62%, 6/15/15	2,796
1,395,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	1,513
1,300,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	1,323
795,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	867
1,805,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	1,817
2,230,000	Grupo Televisa SA, 6.00%, 5/15/18	2,444
2,180,000	Health Care REIT Inc., 4.70%, 9/15/17	2,208
1,720,000	Health Care REIT Inc., 4.95%, 1/15/21	1,673
2,550,000	Home Depot Inc., 5.40%, 3/1/16	2,864
4,000,000	HSBC USA Inc., 5.00%, 9/27/20	3,902
2,340,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b) (e)	2,443
1,350,000	Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	1,501
1,000,000	Intelsat Jackson Holdings 144A, 7.25%, 10/15/20 (b)	1,028
3,900,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	3,853
1,202,000	John Deere Capital Corp., 7.00%, 3/15/12	1,285
1,220,000	JPMorgan Chase & Co., 6.40%, 5/15/38	1,351
10,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (g)	11
2,295,000	Kellogg Co., 5.125%, 12/3/12	2,463
1,790,000	KeyCorp, 6.50%, 5/14/13	1,962
2,585,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	2,866
2,840,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	2,760
1,520,000	Kraft Foods Inc., 5.37%, 2/10/20	1,624
1,240,000	Kroger Co., 7.50%, 4/1/31	1,463
3,045,000	Lloyds TSB Bank PLC, 2.65%, 1/24/14	3,063
1,260,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	1,369
3,955,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (b)	3,959
433,000	Marathon Oil Corp., 5.90%, 3/15/18	497
1,650,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	1,771
1,710,000	MassMutual Global Funding 144A, 0.80%, 9/27/13 (b)	1,709
1,281,000	McKesson Corp., 5.25%, 3/1/13	1,377
1,190,000	Medco Health Solutions Inc., 7.25%, 8/15/13	1,350
1,245,000	Merrill Lynch & Co., 6.875%, 4/25/18	1,382
740,000	Merrill Lynch & Co., 7.75%, 5/14/38	806
1,035,000	MetLife Inc., 10.75%, 8/1/39	1,440
1,025,000	MetLife Inc., 6.75%, 6/1/16	1,195
1,380,000	Metropolitan Life Global Funding 144A, 0.80%, 4/10/12 (b)	1,380
1,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18	1,050
6,078,000	Microsoft Corp., 3.00%, 10/1/20	5,732
2,066,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	2,182
2,350,000	Morgan Stanley, 3.45%, 11/2/15	2,311
2,000,000	Morgan Stanley, 5.75%, 1/25/21	2,025
1,750,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	1,771
2,620,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	2,694
1,975,000	News America Inc., 6.65%, 11/15/37	2,146
744,000	NextEra Energy Capital Holdings Inc., 6.00%, 3/1/19 (e)	821
1,260,000	Nissan Motor Acceptance Corp. 144A, 4.50%, 1/30/15 (b)	1,319
2,395,000	Nomura Holding Inc., 4.12%, 1/19/16	2,390
2,790,000	Nordstrom Inc., 4.75%, 5/1/20	2,858
1,735,000	NYSE Euronext, 4.80%, 6/28/13	1,868
3,025,000	Omnicom Group Inc., 5.90%, 4/15/16	3,393
1,409,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	1,490

Principal		Value
or Shares	Security Description	(000)

1,455,000	Petro-Canada, 6.05%, 5/15/18	1,651
2,280,000	Petroleos Mexicanos, 6.00%, 3/5/20	2,424
1,890,000	Petronas Capital Ltd., 7.875%, 5/22/22 (g)	2,437
2,556,000	Prudential Financial Inc., 4.75%, 9/17/15	2,734
1,140,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	1,256
1,000,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 5.50%, 9/30/14 (b)	1,083
1,050,000	Reliance Holdings USA Inc. 144A, 4.50%, 10/19/20 (b)	979
1,000,000	Reynolds Group Issuer Inc. 144A, 6.87%, 2/15/21 (b)	1,010
3,345,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	3,350
1,300,000	Sparebanken 1 Boligkreditt 144A, 1.25%, 10/25/13 (b)	1,295
1,000,000	Sprint Capital Corp., 6.90%, 5/1/19	1,008
3,090,000	Symantec Corp., 4.20%, 9/15/20	2,886
1,769,000	Telecom Italia Capital SA, 6.00%, 9/30/34	1,512
815,000	Telecom Italia Capital SA, 6.175%, 6/18/14	869
2,952,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	2,970
2,780,000	Teva Pharmaceutical Finance LLC, 0.70%, 12/19/11	2,790
1,425,000	Time Warner Cable Inc., 6.75%, 6/15/39	1,533
739,000	Time Warner Cable Inc., 7.50%, 4/1/14	853
975,000	Time Warner Inc., 3.15%, 7/15/15	993
2,835,000	Total Capital Canada Ltd., 0.68%, 1/17/14	2,833
1,205,000	TransCanada PipeLines Ltd., 7.25%, 8/15/38	1,448
3,115,000	Union Bank NA, 2.12%, 12/16/13	3,137
1,235,000	UnitedHealth Group Inc., 5.25%, 3/15/11	1,241
1,168,000	UnitedHealth Group Inc., 5.375%, 3/15/16	1,288
1,220,000	Vale Overseas Ltd., 5.62%, 9/15/19	1,297
1,080,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,206
1,146,000	Vale Overseas Ltd., 6.87%, 11/21/36	1,212
1,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (b)	1,036
2,502,000	Valero Energy Corp., 6.875%, 4/15/12	2,675
845,000	Viacom Inc., 4.375%, 9/15/14	908
1,255,000	Viacom Inc., 6.87%, 4/30/36	1,411
2,480,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	2,468
2,545,000	Vornado Realty LP, 4.25%, 4/1/15	2,606
2,620,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	2,831
1,620,000	WellPoint Inc., 5.85%, 1/15/36	1,634
1,260,000	Wells Fargo & Co., 4.375%, 1/31/13	1,335
2,545,000	Western Union Co., 5.93%, 10/1/16	2,857
2,710,000	Westpac Banking Corp. 144A, 0.85%, 4/8/13 (b)	2,718
680,000	WM Wrigley Jr. Co. 144A, 1.67%, 6/28/11 (b)	680
2,490,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	2,506
2,235,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	2,309
2,301,000	Wyeth, 5.50%, 2/1/14	2,560

		325,354

Foreign Government (4%)
8,700,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12 BRL (f)	5,098
2,200,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	2,156
1,130,000	Malaysia Government International Bond, 7.50%, 7/15/11	1,161
28,540,000	Mexican Bonos, 10.00%, 12/5/24 MXN (f)	2,836
590,000	Republic of Chile, 5.50%, 1/15/13	638
2,040,000	Republic of Peru, 8.375%, 5/3/16 (e)	2,525
1,840,000	Republic of South Africa, 6.875%, 5/27/19	2,098
1,217,200	Russian Government International Bond, 7.50%, 3/31/30 (g)	1,398
1,230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,285
1,125,000	United Mexican States, 6.75%, 9/27/34	1,271

		20,466

Mortgage Backed (29%)
4,645	Bear Stearns Adjustable Rate Mortgage Trust, 2.87%, 4/25/33	5
1,495,610	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	1,482
7,942,063	FG G02385 30YR, 6.00%, 11/1/36	8,650
9,091,181	FN 254766, 5.00%, 6/1/33	9,588
744,586	FN 670385, 6.50%, 9/1/32	841
4,826,397	FN 725423, 5.50%, 5/1/34	5,199
5,657,979	FN 725424, 5.50%, 4/1/34	6,095
1,924,600	FN 725425, 5.50%, 4/1/34	2,073
8,501,422	FN 739821, 5.00%, 9/1/33	8,971
6,898,210	FN 745418 ARM, 5.50%, 4/1/36	7,413
1,818,712	FN 905759 ARM, 5.84%, 12/1/36	1,925
5,852,440	FN AE0138 30YR, 4.50%, 3/1/40	5,990
7,990,000	FNMA 4.00%, 30YR TBA (c)	7,921
21,440,000	FNMA 5.00%, 30YR TBA (c)	22,489

Principal		Value
or Shares	Security Description	(000)

13,560,000	FNMA 5.50%, 30YR TBA (c)	14,494
2,293,402	FNW 04-W2 4A, 4.07%, 2/25/44	2,368
10,610,389	G2 4696 30YR, 4.50%, 5/20/40	10,999
7,149,580	G2 4800 30YR, 4.00%, 9/20/40	7,189
1,850,000	GNMA 5.50%, 30YR TBA (c)	1,999
300,000	Granite Master Issuer PLC, 0.69%, 12/17/54	178
227,093	Harborview Mortgage Loan Trust, 3.00%, 1/19/35	183
275,313	MLCC Mortgage Investors, Inc., 2.34%, 8/25/29	269
68,707	Morgan Stanley Mortgage Loan Trust, 2.35%, 7/25/34	63
8,171,302	NCUA Guaranteed Notes, 0.63%, 11/6/17	8,171
5,312,453	NCUA Guaranteed Notes, 2.65%, 10/29/20	5,267
10,144,202	NCUA Guaranteed Notes, 0.82%, 12/8/20	10,151
154,030	Structured Asset Mortgage Investments Inc., 2.62%, 2/19/35	134
142,658	Structured Asset Mortgage Investments Inc., 4.17%, 7/25/32	143
36,721	Structured Asset Securities Corp., 2.49%, 8/25/32	36
2,724,365	Thornburg Mortgage Securities Trust, 1.00%, 9/25/44	2,625
7,660,000	WaMu Mortgage Pass Through Certificates, 2.59%, 1/25/36	6,683

		159,594

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,541
Supranational (1%)
2,050,000	Inter-American Development Bank, 3.875%, 9/17/19	2,102
1,120,000	International Bank for Reconstruction & Development, 5.00%, 4/1/16	1,266

		3,368

U.S. Government Agency (2%)
3,730,000	FHLMC, 0.87%, 10/28/13 (e)	3,715
7,390,000	FNMA, 1.62%, 10/26/15	7,200

		10,915

U.S. Treasury (14%)
20,000,000	U.S. Treasury Note, 0.62%, 1/31/13	20,025
2,830,000	U.S. Treasury Note, 1.25%, 8/31/15	2,766
2,936,000	U.S. Treasury Note, 1.37%, 11/30/15	2,868
9,772,000	U.S. Treasury Note, 5.375%, 2/15/31	11,139
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	5,181
1,500,000	U.S. Treasury Bill, 0.12%, 2/3/11 (d)	1,500
17,500,000	U.S. Treasury Bill, 0.14%, 2/10/11 (d)	17,499
17,500,000	U.S. Treasury Bill, 0.16%, 4/14/11 (d)	17,495

		78,473

Total Bonds (Cost-$590,244)		603,363

Investment Company (Cost-$5,452) (1%)
5,452,334	Payden Cash Reserves Money Market Fund *	5,452

Total (Cost-$595,696) (a) (111%)		608,815
Liabilities in excess of Other Assets (-11%)		(62,020)

Net Assets (100%)		$546,795

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$18,173
Unrealized depreciation	(5,054)

Net unrealized appreciation	$13,119

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

(e)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $6,159 and the total market value of the collateral held by the Fund is $6,348. Amounts in 000s.

(f)	Par in foreign currency.

(g)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
3/23/2011	Canadian Dollar (Buy 5,552)	Morgan Stanley	$79
4/14/2011	Euro (Buy 3,193)	RBC Capital	251
3/21/2011	Malyaysian Ringgit (Buy 21,481)	Morgan Stanley	180
2/16/2011	Mexican New Peso (Buy 31,410)	Royal Bank	18
3/21/2011	New Taiwan Dollar (Buy 80,720)	Barclays	59
4/13/2011	Norwegian Krone (Buy 16,364)	Morgan Stanley	89
4/14/2011	Polish Zloty (Buy 12,442)	Barclays	211
4/28/2011	Singapore Dollar (Buy 8,913)	Morgan Stanley	19
4/13/2011	Swedish Krona (Buy 54,894)	Morgan Stanley	431

			$1,337

Liabilities:
2/18/2011	Brazilian Real (Sell 8,979)	HSBC	$(60)
2/9/2011	British Pound (Sell 122)	HSBC	(6)
4/13/2011	British Pound (Sell 7,068)	Morgan Stanley	(375)
4/26/2011	Euro (Sell 9,310)	State Street	(209)
4/27/2011	Russian Ruble (Buy 123,790)	HSBC	(12)
4/14/2011	Swiss Franc (Sell 7,843)	RBC Capital	(134)

			$(796)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

44	Euro Bond Future	Mar-11	$7,464	$28
Open Swap Contracts

			Notional	Unrealized
	Fund	Expiration	Principal	Apprecriation
Contract Type	(Pays)	Date	(000s)	(000s)

Asset:
Interest Rate Swap	(4.00%)	Dec-40	$9,400	$350

Payden Corporate Bond Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Corporate (98%)
Capital Goods (2%)
135,000	Boeing Co., 6.875%, 3/15/39	$161
450,000	Embraer Overseas Ltd., 6.375%, 1/15/20	476
195,000	Textron Inc., 5.60%, 12/1/17	205
125,000	Waste Management Inc., 7.75%, 5/15/32	155

		997

Consumer Cyclical (10%)
280,000	AutoZone Inc., 4.00%, 11/15/20	263
200,000	Corrections Corp of America, 6.25%, 3/15/13	202
100,000	CVS Caremark Corp., 6.12%, 9/15/39	104
300,000	Expedia Inc., 7.45%, 8/15/18	338
300,000	Harley-Davidson Funding Corp. 144A, 5.25%, 12/15/12 (b)	314
300,000	Home Depot Inc., 5.40%, 3/1/16	337
100,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (b)	99
200,000	Limited Brands Inc., 7.00%, 5/1/20	212
300,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	322
140,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	150
400,000	Nordstrom Inc., 4.75%, 5/1/20	410
200,000	Starbucks Corp., 6.25%, 8/15/17	226
200,000	Starwood Hotels & Resorts Worldwide Inc., 7.87%, 5/1/12	215
250,000	Time Warner Inc., 4.70%, 1/15/21	254
400,000	Time Warner Inc., 7.625%, 4/15/31	474
185,000	Viacom Inc., 6.87%, 4/30/36	208
195,000	Western Union Co., 5.93%, 10/1/16	219
150,000	Yum! Brands Inc., 6.25%, 3/15/18	170

		4,517

Consumer Non-Cyclical (9%)
80,000	Anheuser-Busch InBev Worldwide Inc. 144A, 8.20%, 1/15/39 (b)	106
200,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	216
301,000	Boston Scientific Corp., 6.40%, 6/15/16	330
285,000	Corn Products International Inc., 4.62%, 11/1/20	282
230,000	Express Scripts Inc., 7.25%, 6/15/19	273
200,000	Fortune Brands Inc., 3.00%, 6/1/12	203
450,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	452
630,000	Kraft Foods Inc., 5.37%, 2/10/20	673
300,000	Life Technologies Corp., 6.00%, 3/1/20	322
250,000	Mylan Inc. 144A, 7.62%, 7/15/17 (b)	274
250,000	Pfizer Inc., 7.20%, 3/15/39	312
400,000	Warner Chilcott Co. LLC 144A, 7.75%, 9/15/18 (b)	418
285,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	308
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	171

		4,340

Energy (8%)
325,000	Encana Corp., 6.50%, 8/15/34	345
265,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	295
250,000	Gazprom Via Gaz Capital SA, 7.288%, 8/16/37 (d)	261
150,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	167
295,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	327
200,000	Kinder Morgan Inc., 6.50%, 9/1/12	212
240,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	233
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	217

Principal		Value
or Shares	Security Description	(000)

84,000	Marathon Oil Corp., 5.90%, 3/15/18	96
185,000	Motiva Enterprises LLC 144A, 6.85%, 1/15/40 (b)	215
240,000	Nexen Inc., 7.50%, 7/30/39	259
200,000	Petro-Canada, 6.05%, 5/15/18	227
210,000	Petroleos Mexicanos, 6.00%, 3/5/20	223
210,000	TransCanada PipeLines Ltd., 7.625%, 1/15/39	263
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	223

		3,563

Financial (37%)
250,000	American Express Co., 8.125%, 5/20/19	311
450,000	American Express Credit Corp., 5.125%, 8/25/14	488
240,000	Axis Bank Ltd. 144A, 4.75%, 5/2/16 (b) (c)	239
170,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (c)	182
410,000	BanColombia SA, 6.12%, 7/26/20 (c)	409
90,000	Bank of America Corp., 5.875%, 1/5/21	94
365,000	Bank of America Corp., 7.375%, 5/15/14	416
630,000	Bank of America Corp., 7.625%, 6/1/19	728
250,000	Bank of China Hong Kong Ltd. 144A, 5.55%, 2/11/20 (b)	256
550,000	Barclays Bank PLC, 5.14%, 10/14/20	503
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	909
300,000	Blackstone Holdings Finance Co. 144A, 6.625%, 8/15/19 (b)	313
160,000	BM&F Bovespa SA 144A, 5.50%, 7/16/20 (b)	163
297,000	Chubb Corp., 6.37%, 3/29/67	316
115,000	Citigroup Inc., 6.00%, 10/31/33	106
1,000,000	Citigroup Inc., 6.01%, 1/15/15	1,103
110,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	116
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	112
285,000	Credit Suisse AG, 5.40%, 1/14/20	289
300,000	Credit Suisse New York, 6.00%, 2/15/18	319
125,000	Digital Realty Trust LP, 5.87%, 2/1/20	130
400,000	FMR LLC 144A, 6.45%, 11/15/39 (b)	387
300,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	352
500,000	General Electric Capital Corp., 5.875%, 1/14/38	495
200,000	General Electric Capital Corp., 5.90%, 5/13/14	222
90,000	General Electric Capital Corp., 6.37%, 11/15/67	91
445,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	453
300,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	327
445,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	448
530,000	HSBC USA Inc., 5.00%, 9/27/20	517
250,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	261
440,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	471
115,000	JPMorgan Chase & Co., 6.40%, 5/15/38	127
100,000	KeyCorp, 6.50%, 5/14/13	110
300,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (b)	300
230,000	Merrill Lynch & Co., 6.11%, 1/29/37	209
100,000	MetLife Inc., 10.75%, 8/1/39	139
135,000	MetLife Inc., 5.70%, 6/15/35	137
250,000	MetLife Inc., 6.75%, 6/1/16	291
345,000	Morgan Stanley, 3.45%, 11/2/15	339
165,000	Morgan Stanley, 5.75%, 1/25/21	167
300,000	Morgan Stanley, 6.00%, 5/13/14	328
130,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	132
360,000	Nomura Holding Inc., 4.12%, 1/19/16	359
425,000	North Fork Bancorporation Inc., 5.87%, 8/15/12	448
200,000	Prudential Financial Inc., 4.75%, 9/17/15	214
250,000	Prudential Financial Inc., 7.375%, 6/15/19	297
275,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	275
100,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	114

Principal		Value
or Shares	Security Description	(000)

200,000	TD Ameritrade Holding Corp., 4.15%, 12/1/14	209
250,000	Union Bank NA, 2.12%, 12/16/13	252
310,000	Wachovia Corp., 5.50%, 8/1/35	283
500,000	Wachovia Corp., 5.625%, 10/15/16	551
175,000	WellPoint Inc., 5.85%, 1/15/36	176

		16,983

Foreign Government (0%)
200,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	196
Industrial (1%)
320,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	316
260,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	259

		575

Material (8%)
420,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	434
300,000	ArcelorMittal, 9.85%, 6/1/19	386
481,000	Cliffs Natural Resources Inc., 5.90%, 3/15/20	509
250,000	Dow Chemical Co., 5.70%, 5/15/18	270
135,000	Dow Chemical Co., 7.60%, 5/15/14	157
80,000	Dow Chemical Co., 9.40%, 5/15/39	115
195,000	Georgia-Pacific LLC, 8.125%, 5/15/11	201
350,000	Gerdau Trade Inc. 144A, 5.75%, 1/30/21 (b) (c)	353
405,000	Vale Overseas Ltd., 6.25%, 1/11/16	456
200,000	Vale Overseas Ltd., 6.87%, 11/21/36	211
400,000	Weyerhaeuser Co., 7.375%, 10/1/19	438

		3,530

Real Estate Investment Trust (2%)
275,000	Health Care REIT Inc., 4.70%, 9/15/17	279
145,000	Health Care REIT Inc., 4.95%, 1/15/21	141
280,000	Vornado Realty LP, 4.25%, 4/1/15	287

		707

Technology (1%)
200,000	Broadcom Corp. 144A, 2.37%, 11/1/15 (b)	195
200,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	207
250,000	Symantec Corp., 4.20%, 9/15/20	234

		636

Telecommunication (15%)
450,000	America Movil SAB de CV, 5.50%, 3/1/14	492
205,000	American Tower Corp., 4.62%, 4/1/15	215
250,000	AT&T Inc., 6.55%, 2/15/39	267
245,000	AT&T Mobility LLC, 8.75%, 3/1/31	334
325,000	British Sky Broadcasting Group PLC 144A, 9.50%, 11/15/18 (b)	435
200,000	CBS Corp., 8.20%, 5/15/14	234
160,000	CBS Corp., 8.87%, 5/15/19	202
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	276
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.87%, 4/30/18	317
450,000	Comcast Corp., 5.15%, 3/1/20	471
100,000	Comcast Corp., 6.40%, 5/15/38	104
300,000	DirecTV Holdings LLC, 4.75%, 10/1/14	322
210,000	Grupo Televisa SA, 6.00%, 5/15/18	230
300,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	308
300,000	News America Inc., 6.40%, 12/15/35	316
350,000	Omnicom Group Inc., 5.90%, 4/15/16	393
150,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	165
115,000	Reed Elsevier Capital Inc., 8.625%, 1/15/19	147
95,000	Telecom Italia Capital SA, 6.00%, 9/30/34	81
150,000	Telecom Italia Capital SA, 6.175%, 6/18/14	160
200,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	201
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	64

Principal		Value
or Shares	Security Description	(000)

80,000	Time Warner Cable Inc., 5.85%, 5/1/17	89
250,000	Time Warner Cable Inc., 6.75%, 6/15/39	269
100,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	124
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	243
300,000	Virgin Media Secured Finance PLC, 6.50%, 1/15/18	320

		6,779

Transportation (2%)
180,000	American Airlines 2011-1 Class A Pass Through Trust, 5.25%, 1/31/21	180
450,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	451
250,000	Kazakhstan Temir Zholy Finance BV 144A, 6.37%, 10/6/20 (b)	263

		894

Utility (3%)
35,000	Consolidated Edison Co. of New York Inc., 6.75%, 4/1/38	41
290,000	Exelon Corp., 4.90%, 6/15/15	310
250,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	264
140,000	National Grid PLC, 6.30%, 8/1/16	161
200,000	NiSource Finance Corp., 6.125%, 3/1/22	221
245,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	259
225,000	Sempra Energy, 9.80%, 2/15/19	303

		1,559

Total Corporate		45,276

U.S. Treasury (1%)
50,000	U.S. Treasury Note, 2.50%, 3/31/15	52
200,000	U.S. Treasury Note, 5.375%, 2/15/31	228

		280

Total Bonds (Cost-$42,919)		45,556

Investment Company (Cost-$531) (1%)
531,203	Payden Cash Reserves Money Market Fund *	531

Total (Cost-$43,450) (a) (100%)		46,087
Other Assets, net of Liabilities (0%)		167

Net Assets (100%)		$46,254

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,750
Unrealized depreciation	(113)

Net unrealized appreciation	$2,637

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $823 and the total market value of the collateral held by the Fund is $853. Amounts in 000s.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden High Income Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
Airport/Port (0%)
2,920,000	Delta Air Lines Inc. 144A, 9.50%, 9/15/14 (b)	$3,205
2,970,000	United Air Lines Inc. 144A, 9.875%, 8/1/13 (b)	3,252

		6,457

Consumer Cyclical (18%)
2,985,000	ACCO Brands Corp., 7.625%, 8/15/15	3,037
3,305,000	Ameristar Casinos Inc., 9.25%, 6/1/14	3,561
4,555,000	AMC Entertainment Inc., 8.75%, 6/1/19 (c)	4,908
3,680,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	3,928
2,530,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14 (c)	2,625
3,000,000	Blue Acquisition Sub Inc. 144A, 9.87%, 10/15/18 (b) (c)	3,217
5,250,000	Boyd Gaming Corp. 144A, 9.12%, 12/1/18 (b) (c)	5,499
3,115,000	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14 (c)	3,255
1,000,000	Caesars Entertainment Operating Co. Inc. 144A, 12.75%, 4/15/18 (b) (c)	1,040
2,650,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/1/17	3,021
1,605,000	Carrols Corp., 9.00%, 1/15/13	1,619
4,000,000	Cedar Fair LP 144A, 9.12%, 8/1/18 (b)	4,330
4,000,000	CityCenter Holdings LLC 144A, 7.62%, 1/15/16 (b) (c)	4,110
3,750,000	CKE Restaurants Inc., 11.37%, 7/15/18 (c)	4,237
4,600,000	ClubCorp Club Operations Inc. 144A, 10.00%, 12/1/18 (b)	4,508
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,231
3,130,000	Constellation Brands Inc., 7.25%, 9/1/16	3,345
3,700,000	DineEquity Inc. 144A, 9.50%, 10/30/18 (b)	4,001
3,435,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	3,839
4,110,000	Elizabeth Arden Inc., 144A, 7.37%, 3/15/21 (b)	4,223
3,050,000	Equinox Holdings Inc. 144A, 9.50%, 2/1/16 (b)	3,279
1,484,000	GameStop Corp., 8.00%, 10/1/12	1,523
2,790,000	Hanesbrands Inc., 8.00%, 12/15/16	3,027
4,500,000	Hertz Corp. 144A, 6.75%, 4/15/19 (b)	4,551
3,148,000	Hertz Corp., 8.875%, 1/1/14	3,246
1,647,000	Host Hotels & Resorts LP, 7.125%, 11/1/13 (c)	1,680
1,985,000	Jarden Corp., 7.50%, 5/1/17	2,099
2,800,000	Jarden Corp., 8.00%, 5/1/16	3,056
3,200,000	K Hovnanian Enterprises Inc., 10.62%, 10/15/16	3,408
4,920,000	KB Home, 6.25%, 6/15/15	4,920
2,850,000	Landry’s Restaurant Inc., 11.625%, 12/1/15	3,099
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,406
4,150,000	Levi Strauss & Co., 7.62%, 5/15/20 (c)	4,363
635,000	Levi Strauss & Co., 8.875%, 4/1/16	670
3,500,000	Limited Brands Inc., 6.90%, 7/15/17	3,745
6,635,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	7,116
3,775,000	MGM Resorts International, 6.75%, 4/1/13 (c)	3,756
5,000,000	NBTY Inc. 144A, 9.00%, 10/1/18 (b)	5,413
4,500,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	4,736
2,105,000	NPC International, Inc., 9.50%, 5/1/14	2,179
2,235,000	Penn National Gaming Inc., 6.75%, 3/1/15	2,294
855,000	Penn National Gaming Inc., 8.75%, 8/15/19	947
4,500,000	Phillips-Van Heusen Corp., 7.37%, 5/15/20	4,832
3,540,000	Pinnacle Entertainment Inc., 7.50%, 6/15/15	3,682
3,000,000	QVC Inc. 144A, 7.50%, 10/1/19 (b)	3,210
3,100,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	3,309
3,300,000	Rite Aid Corp., 10.375%, 7/15/16	3,523
2,750,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/13	2,973

Principal		Value
or Shares	Security Description	(000)

2,460,000	RSC Equipment Rental Inc., 9.50%, 12/1/14	2,595
2,645,000	Sally Holdings LLC, 9.25%, 11/15/14	2,790
3,080,000	Sealy Mattress Co., 8.25%, 6/15/14	3,165
4,575,000	Sears Holding Corp. 144A, 6.62%, 10/15/18 (b)	4,409
2,000,000	Sonic Automotive Inc., 9.00%, 3/15/18	2,130
3,425,000	Starwood Hotels & Resorts Worldwide Inc., 7.875%, 10/15/14	3,905
4,285,000	Susser Holdings LLC, 8.50%, 5/15/16	4,649
2,860,000	Toys “R” Us Property Co. LLC, 8.50%, 12/1/17	3,132
3,150,000	WMG Acquisition Corp., 9.50%, 6/15/16	3,382
4,300,000	Wynn Las Vegas LLC Corp, 7.87%, 5/1/20 (c)	4,612

		198,345

Consumer Non-Cyclical (8%)
7,855,000	Alliance One International Inc., 10.00%, 7/15/16	8,287
5,240,000	American Achievement Corp. 144A, 10.87%, 4/15/16 (b)	5,214
2,500,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21	2,547
8,610,000	Aramark Corp., 8.50%, 2/1/15	9,019
3,290,000	B&G Foods Inc., 7.62%, 1/15/18	3,504
250,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (b)	268
3,100,000	C&S Group Enterprises LLC 144A, 8.37%, 5/1/17 (b) (c)	3,088
4,365,000	Central Garden & Pet Co., 8.25%, 3/1/18	4,518
3,270,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	3,532
2,000,000	Corrections Corp. of America, 7.75%, 6/1/17	2,195
4,815,000	Dean Foods Co., 7.00%, 6/1/16 (c)	4,646
3,210,000	Del Monte Corp., 7.50%, 10/15/19	3,964
4,600,000	DynCorp International Inc. 144A, 10.37%, 7/1/17 (b)	4,772
1,045,000	Geo Group Inc., 7.75%, 10/15/17	1,102
2,760,000	Ingles Markets Inc., 8.875%, 5/15/17	2,974
1,000,000	Iron Mountain Inc., 8.375%, 8/15/21	1,093
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	2,191
3,280,000	JBS SA 144A, 10.50%, 8/4/16 (b) (c)	3,608
4,400,000	Michael Foods Inc. 144A, 9.75%, 7/15/18 (b)	4,840
3,000,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	3,248
1,295,000	New Albertson’s Inc., 8.00%, 5/1/31	1,059
3,155,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17 (c)	3,415
2,740,000	Pinnacle Foods Finance LLC, 9.25%, 4/1/15	2,877
4,500,000	Reynolds Group Issuer Inc. 144A, 9.00%, 4/15/19 (b)	4,748
35,000	Service Corp. International, 7.00%, 6/15/17	37
4,115,000	SUPERVALU Inc., 7.50%, 11/15/14	4,064
1,980,000	SUPERVALU Inc., 8.00%, 5/1/16 (c)	1,940

		92,750

Energy (11%)
2,498,000	AmeriGas Partners LP/Eagle Finance Corp., 7.125%, 5/20/16	2,617
1,970,000	Arch Coal Inc., 8.75%, 8/1/16	2,192
4,000,000	BreitBurn Energy Partners LP 144A, 8.62%, 10/15/20 (b)	4,160
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	339
1,620,000	Chesapeake Energy Corp., 6.875%, 11/15/20	1,719
8,175,000	Chesapeake Energy Corp., 9.50%, 2/15/15	9,606
2,500,000	Cimarex Energy Co.,7.125%, 5/1/17	2,650
3,915,000	Consol Energy Inc. 144A, 8.00%, 4/1/17 (b)	4,267
3,000,000	Denbury Resources Inc., 9.75%, 3/1/16	3,405
1,920,000	El Paso Corp., 144A, 6.50%, 9/15/20 (b)	1,960
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,206
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,537
4,950,000	Energy Transfer Equity LP, 7.50%, 10/15/20	5,315
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,879
3,030,000	Forest Oil Corp., 7.25%, 6/15/19	3,159
1,000,000	Harvest Operations Corp. 144A, 6.87%, 10/1/17 (b)	1,036
5,000,000	Inergy Finance LP 144A, 7.00%, 10/1/18 (b)	5,156
2,220,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	2,281

Principal		Value
or Shares	Security Description	(000)

3,000,000	Linn Energy LLC 144A, 7.75%, 2/1/21 (b)	3,150
2,000,000	Linn Energy LLC 144A, 8.62%, 4/15/20 (b)	2,200
2,450,000	Newfield Exploration Co., 6.625%, 4/15/16	2,548
1,000,000	Newfield Exploration Co., 6.875%, 2/1/20	1,080
3,800,000	Niska Gas Storage 144A, 8.87%, 3/15/18 (b)	4,161
2,700,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b) (c)	2,653
3,745,000	Peabody Energy Corp., 7.375%, 11/1/16	4,213
3,310,000	Petrohawk Energy Corp. 10.50%, 8/1/14	3,823
2,400,000	Petrohawk Energy Corp., 7.25%, 8/15/18	2,478
2,090,000	Pioneer Natural Resource Co., 5.875%, 7/15/16	2,191
1,700,000	Plains Exploration & Production Co., 10.00%, 3/1/16	1,930
1,000,000	Plains Exploration & Production Co., 7.00%, 3/15/17	1,050
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	4,236
3,200,000	SandRidge Energy Inc., 8.75%, 1/15/20 (c)	3,424
3,215,000	Southwestern Energy Co., 7.50%, 2/1/18	3,677
3,000,000	Targa Resources Partners LP 144A, 6.87%, 2/1/21 (b)	3,008
2,350,000	Targa Resources Partners LP, 8.25%, 7/1/16	2,526
3,528,000	Tesoro Corp., 6.625%, 11/1/15	3,647
2,250,000	Western Refining Inc. 144A, 11.25%, 6/15/17 (b)	2,531
5,000,000	Whiting Petroleum Corp., 6.50%, 10/1/18	5,181

		117,191

Financial (14%)
13,500,000	Ally Financial Inc. 144A, 7.50%, 9/15/20 (b)	14,782
1,810,000	Ally Financial Inc., 7.50%, 12/31/13	1,977
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,530
4,000,000	American General Finance Corp., 4.00%, 3/15/11 (c)	4,020
5,250,000	American General Finance Corp., 6.90%, 12/15/17	4,594
4,100,000	American International Group Inc., 8.25%, 8/15/18	4,846
5,675,000	BAC Capital Trust VI, 5.625%, 3/8/35	4,746
3,800,000	CBA Capital Trust II 144A, 6.02%, 3/29/49 (b) (c)	3,759
3,800,000	Citigroup Capital XXI, 8.30%, 12/21/57	3,985
20,200,000	CIT Group Inc., 7.00%, 5/1/15	20,528
4,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	5,812
5,205,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	5,630
7,400,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	8,687
2,900,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (b)	2,857
3,500,000	Hartford Financial Services Group Inc., 8.125%, 6/15/38 (c)	3,832
4,100,000	Icahn Enterprises LP, 7.75%, 1/15/16	4,249
4,000,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	3,990
4,500,000	Interactive Data Corp. 144A, 10.25%, 8/1/18 (b)	4,984
1,250,000	International Lease Finance Corp. 144A, 8.62%, 9/15/15 (b)	1,397
5,350,000	International Lease Finance Corp., 5.65%, 6/1/14	5,517
8,500,000	International Lease Finance Corp., 8.25%, 12/15/20	9,276
4,500,000	ING Groep NV, 5.775%, 12/29/49	3,938
5,250,000	Janus Capital Group Inc., 6.95%, 6/15/17	5,554
3,500,000	Leucadia National Corp., 7.125%, 3/15/17	3,658
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (b)	4,040
4,000,000	NB Capital Trust IV, 8.25%, 4/15/27	4,125
3,720,000	Shimao Property Holding Ltd. 144A, 8.00%, 12/1/16 (b)	3,581
3,000,000	XL Group PLC, 6.50%, 12/29/49	2,741

		151,635

Healthcare (9%)
1,225,000	Apria Healthcare Group Inc., 11.25%, 11/1/14	1,358
1,000,000	Apria Healthcare Group Inc., 12.375%, 11/1/14	1,112
4,610,000	Bausch & Lomb Inc., 9.875%, 11/1/15	5,002
2,760,000	Biomet Inc., 10.00%, 10/15/17	3,098
4,340,000	Boston Scientific Corp., 6.40%, 6/15/16	4,758
9,095,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	9,629
2,000,000	DaVita Inc., 6.62%, 11/1/20	2,040

Principal		Value
or Shares	Security Description	(000)

5,000,000	Hanger Orthopedic Group Inc., 7.12%, 11/15/18	5,119
1,000,000	HCA Inc., 7.25%, 9/15/20	1,075
2,290,000	HCA Inc., 7.50%, 11/6/33	2,098
1,000,000	HCA Inc., 7.87%, 2/15/20	1,099
4,350,000	HCA Inc., 9.125%, 11/15/14	4,589
6,400,000	HCA Inc., 9.25%, 11/15/16	6,920
1,935,000	Healthsouth Corp., 10.75%, 6/15/16 (c)	2,099
500,000	Healthsouth Corp., 7.25%, 10/1/18	514
2,530,000	IASIS Healthcare LLC, 8.75%, 6/15/14	2,609
4,260,000	Mylan Inc. 144A, 7.62%, 7/15/17 (b)	4,665
3,375,000	Omnicare Inc., 6.875%, 12/15/15	3,510
2,325,000	Patheon Inc. 144A, 8.62%, 4/15/17 (b)	2,389
3,800,000	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	4,180
1,412,000	Tenet Healthcare Corp., 10.00%, 5/1/18	1,664
1,000,000	Tenet Healthcare Corp., 8.00%, 8/1/20 (c)	1,025
1,412,000	Tenet Healthcare Corp., 9.00%, 5/1/15	1,567
4,725,000	United Surgical Partners International Inc., 8.875%, 5/1/17	4,973
2,915,000	US Oncology Inc., 9.12%, 8/15/17	3,607
5,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (b)	5,181
2,500,000	Vanguard Health Holding Co. LLC, 8.00%, 2/1/18	2,581
6,300,000	Warner Chilcott Co. LLC 144A, 7.75%, 9/15/18 (b)	6,584

		95,045

Industrial (11%)
4,110,000	AK Steel Corp., 7.62%, 5/15/20	4,213
4,000,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (b)	4,260
1,005,000	Ball Corp., 6.625%, 3/15/18	1,033
1,015,000	Ball Corp., 7.375%, 9/1/19	1,100
2,210,000	Berry Plastics Corp., 8.25%, 11/15/15	2,398
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b)	2,200
4,600,000	Case New Holland Inc. 144A, 7.87%, 12/1/17 (b)	5,135
3,000,000	Case New Holland Inc., 7.75%, 9/1/13	3,300
3,790,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (b)	3,904
5,000,000	CHC Helicopter SA 144A, 9.25%, 10/15/20 (b)	5,350
1,800,000	Crown Americas LLC, 7.625%, 5/15/17	1,953
4,900,000	Exide Technologies 144A, 8.62%, 2/1/18 (b)	5,188
5,000,000	Gerdau Trade Inc. 144A, 5.75%, 1/30/21 (b) (c)	5,037
3,305,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/16	3,768
3,800,000	Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	4,156
4,500,000	Lear Corp., 8.12%, 3/15/20	4,984
3,970,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/4/20 (b)	4,149
3,455,000	Masco Corp., 6.125%, 10/3/16	3,548
5,560,000	Mobile Mini Inc. 144A, 7.87%, 12/1/20 (b) (c)	5,977
2,500,000	Mohawk Industries Inc., 6.87%, 1/15/16	2,706
1,000,000	Navios Maritime Acquisiton Corp. 144A, 8.62%, 11/1/17 (b)	1,015
3,140,000	Navios Maritime Holdings Inc., 8.875%, 11/1/17	3,407
3,385,000	Navistar International Corp., 8.25%, 11/1/21	3,749
1,969,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	2,151
1,260,000	SPX Corp., 7.625%, 12/15/14	1,383
4,950,000	Swift Services Holdings Inc. 144A, 10.00%, 11/15/18 (b) (c)	5,377
4,650,000	Texas Industries Inc., 9.25%, 8/15/20	5,010
3,510,000	TransDigm Inc. 144A, 7.75%, 12/15/18 (b)	3,782
3,045,000	Triumph Group Inc., 8.62%, 7/15/18	3,380
2,300,000	TRW Automotive Inc. 144A, 7.00%, 3/15/14 (b)	2,542
4,500,000	United Rentals North America Inc., 9.25%, 12/15/19	5,085
4,080,000	United States Steel Corp., 7.37%, 4/1/20	4,253
5,990,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	5,960
2,825,000	Western Express Inc. 144A, 12.50%, 4/15/15 (b)	2,627

		124,080

Material (6%)

Principal		Value
or Shares	Security Description	(000)

3,500,000	Boise Paper Holdings LLC, 8.00%, 4/1/20	3,806
3,590,000	Diversey Inc., 8.25%, 11/15/19	3,904
3,700,000	FMG Resources (August 2006) Pty Ltd. 144A, 6.87%, 2/1/18 (b)	3,723
5,595,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	5,987
3,500,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	3,789
1,000,000	Hexion US Finance Corp. 144A, 9.00%, 11/15/20 (b)	1,070
4,900,000	Huntsman International LLC 144A, 8.62%, 3/15/21 (b) (c)	5,414
4,380,000	Libbey Glass Inc., 10.00%, 2/15/15	4,758
5,800,000	Lyondell Chemical Co. 144A, 8.00%, 11/1/17 (b)	6,489
1,000,000	Nalco Co. 144A, 6.62%, 1/15/19 (b)	1,049
2,210,000	Nalco Co., 8.25%, 5/15/17	2,439
4,600,000	Nova Chemicals Corp., 8.375%, 11/1/16	5,037
500,000	PH Glatfelter Co., 7.125%, 5/1/16	523
2,000,000	PolyOne Corp., 7.37%, 9/15/20	2,110
3,100,000	Solutia Inc., 7.87%, 3/15/20	3,379
4,285,000	Steel Dynamics Inc., 7.375%, 11/1/12	4,553
1,570,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b) (c)	1,739
3,250,000	Weyerhaeuser Co., 7.375%, 10/1/19	3,559

		63,328

Technology (3%)
4,970,000	Equinix Inc., 8.12%, 3/1/18	5,392
2,300,000	Fidelity National Information Services Inc., 7.62%, 7/15/17	2,478
2,424,000	First Data Corp. 144A, 12.625%, 1/15/21 (b)	2,466
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (b)	2,345
542,000	First Data Corp., 9.875%, 9/24/15 (c)	543
5,485,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	5,677
1,300,000	Seagate Technology International 144A, 10.00%, 5/1/14 (b)	1,524
3,500,000	Spirit Aerosystems Inc. 144A, 6.75%, 12/15/20 (b)	3,579
1,500,000	SunGard Data Systems Inc. 144A, 7.37%, 11/15/18 (b)	1,538
3,395,000	SunGard Data Systems Inc., 10.25%, 8/15/15	3,586

		29,128

Telecommunication (14%)
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,669
1,655,000	Cablevision Systems Corp., 8.625%, 9/15/17	1,858
6,650,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.87%, 4/30/18	7,032
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18 (c)	3,595
3,820,000	Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	4,250
5,000,000	CommScope Inc. 144A, 8.25%, 1/15/19 (b)	5,212
1,185,000	Cricket Communications Inc., 7.75%, 5/15/16	1,253
3,495,000	Crown Castle International Corp., 9.00%, 1/15/15	3,914
3,330,000	CSC Holdings LLC, 7.87%, 2/15/18 (c)	3,730
3,430,000	CSC Holdings LLC, 8.50%, 4/15/14	3,850
190,000	CSC Holdings LLC, 8.50%, 6/15/15	209
3,490,000	CSC Holdings LLC, 8.62%, 2/15/19	4,022
1,600,000	Digicel Group Ltd. 144A, 8.25%, 9/1/17 (b)	1,674
265,000	Dish DBS Corp., 6.375%, 10/1/11	273
7,680,000	Dish DBS Corp., 6.625%,10/1/14	8,064
3,400,000	Entravision Communications Corp., 8.75%, 8/1/17	3,655
4,430,000	Frontier Communications Corp, 6.25%, 1/15/13	4,718
2,000,000	Frontier Communications Corp., 8.125%, 10/1/18	2,262
2,100,000	Frontier Communications Corp., 8.25%, 4/15/17	2,362
12,150,000	Intelsat Jackson Holdings 144A, 7.25%, 10/15/20 (b)	12,484
3,875,000	Lamar Media Corp., 7.87%, 4/15/18	4,137
3,200,000	Level 3 Financing Inc., 9.25%, 11/1/14	3,256
3,000,000	Mediacom LLC, 9.125%, 8/15/19	3,113
5,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18	5,250
2,730,000	Nextel Communications Inc., 7.375%, 8/1/15	2,764
2,300,000	Nielsen Finance LLC, 11.50%, 5/1/16	2,694
2,500,000	NII Capital Corp., 10.00%, 8/15/16	2,813

Principal		Value
or Shares	Security Description	(000)

2,400,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (b)	2,460
5,160,000	Qwest Communications International Inc., 7.50%, 2/15/14	5,263
1,000,000	Qwest Communications International Inc., 8.00%, 10/1/15	1,088
2,750,000	SBA Telecommunications Inc., 8.25%, 8/15/19	3,046
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	1,107
14,000,000	Sprint Capital Corp., 6.90%, 5/1/19	14,105
3,030,000	Sprint Nextel Corp., 6.00%, 12/1/16	2,992
4,400,000	TW Telecom Holdings Inc., 8.00%, 3/1/18	4,741
3,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (d)	3,360
2,025,000	Virgin Media Finance PLC, 9.50%, 8/15/16	2,311
1,750,000	Wind Acquisition Finance SA 144A, 11.75%, 7/15/17 (b)	2,004
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,370
1,000,000	Windstream Corp., 7.875%, 11/1/17	1,076
2,150,000	Windstream Corp., 8.125%, 8/1/13	2,376
4,430,000	Windstream Corp., 8.625%, 8/1/16	4,718
3,600,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (b)	3,753

		156,883

Utility (3%)
1,205,000	AES Corp., 7.75%, 3/1/14	1,313
4,775,000	AES Corp., 8.00%, 10/15/17	5,193
1,170,000	AES Corp., 8.00%, 6/1/20	1,281
3,700,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	3,802
1,800,000	Calpine Corp. 144A, 7.87%, 7/31/20 (b)	1,894
7,445,000	Edison Mission Energy, 7.00%, 5/15/17	6,142
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	1,058
3,700,000	GenOn Energy Inc. 144A, 9.87%, 10/15/20 (b)	3,894
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	2,182
3,485,000	NRG Energy Inc., 7.375%, 2/1/16	3,616
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,321

		33,696

Total Bonds (Cost-$988,693)		1,068,538

Investment Company (Cost-$20,116) (2%)
20,116,172	Payden Cash Reserves Money Market Fund *	20,116

Total (Cost-$1,008,809) (a) (99%)		1,088,654
Other Assets, net of Liabilities (1%)		8,949

Net Assets (100%)		$1,097,603

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$80,894
Unrealized depreciation	(1,049)

Net unrealized appreciation	$79,845

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $70,913 and the total market value of the collateral held by the Fund is $73,680. Amounts in 000s.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Tax Exempt Bond Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
General Obligation (24%)
450,000	California State, 5.00%, 12/1/15	$491
400,000	California State, 5.00%, 3/1/14	433
5,000	County of Prince George’s MD, 5.50%, 5/15/13 (b) FSA	5
385,000	Massachusetts State, 5.50%, 12/1/16	453
355,000	Minnesota State, 4.00%, 8/1/17	390
300,000	Minnesota State, 5.00%, 8/1/15	342
210,000	North Carolina State, 5.00%, 5/1/20	241
200,000	Texas State, 4.00%, 8/1/20	209
490,000	Washington State, 5.00%, 8/1/22	527
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	395

		3,486

Revenue (73%)
Airport/Port (5%)
330,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	365
400,000	Metropolitan Washington Airports Authority, 5.375%, 10/1/14 (b) FSA	423

		788

Electric & Gas (8%)
300,000	City of Mesa AZ, 5.25%, 7/1/17 (b) FGIC	337
300,000	City of Vernon CA, 5.00%, 8/1/11	306
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (b) AMBAC	334
250,000	Salt River Project, AZ Agriculture Improvement & Power District, 4.00%, 1/1/15	271

		1,248

Healthcare (4%)
150,000	Allegheny County PA, Hospital Development Authority, 5.00%, 6/15/12	157
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	441

		598

Industrial (1%)
110,000	Indiana Development Finance Authority, 5.75%, 10/1/11	111
Industrial Development/Pollution Control (10%)
470,000	Burke County, GA Development Authority, 2.30%, 10/1/32	476
600,000	County of Oconee SC, 3.60%, 2/1/17	607
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	415

		1,498

Lease (11%)
500,000	California State Public Works Board, 5.25%, 6/1/13	529
530,000	Lancaster, SC Educational Assistance Program Inc., 5.25%, 12/1/17	557
300,000	Laurens County, SC School District, 5.25%, 12/1/22	305
200,000	Oregon State Department of Administrative Services, 5.00%, 11/1/15	225

		1,616

Miscellaneous (7%)
315,000	Harris County, TX Cultural Education Facilities Finance Corp., 4.00%, 11/15/21	310
400,000	Maine Municipal Bond Bank, 5.125%, 11/1/23	436
300,000	New Mexico Educational Assistance Foundation, 4.00%, 9/1/17	314

		1,060

Pre-Refunded (4%)

Principal		Value
or Shares	Security Description	(000)

10,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	11
100,000	Connecticut State, 5.125%, 11/15/13	104
5,000	Georgia State, 5.00%, 3/1/13	5
250,000	Maryland State, 5.00%, 2/15/18	283
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	212

		615

Recreational (4%)
500,000	Garden State Preservation Trust, 5.80%, 11/1/21 (b) FSA	561
Resource Recovery (1%)
200,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	197
Sales Tax (1%)
110,000	Arizona Transportation Board, 5.00%, 7/1/25	114
Tax Allocation (1%)
100,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	85
Transportation (7%)
250,000	Kentucky Asset Liability Commission, 5.25%, 9/1/18	281
510,000	Maryland State Transportation Authority, 5.00%, 7/1/17	579
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	113

		973

Water & Sewer (9%)
190,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	211
325,000	Orange County, CA Sanitation District, 5.25%, 2/1/16	368
400,000	Texas Water Development Board, 4.00%, 7/15/18	433
400,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	405

		1,417

Total Bonds (Cost-$14,191)		14,367

Investment Company (Cost-$346) (2%)
346,076	Dreyfus Tax Exempt Cash Management Fund	346

Total (Cost-$14,537) (a) (99%)		14,713
Other Assets, net of Liabilities (1%)		128

Net Assets (100%)		$14,841

All of the securities are held by the custodian in a segregated account.

(a)     Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$281
Unrealized depreciation	(105)

Net unrealized appreciation	$176

(b)     Payment of principal and/or interest is insured against default by a monoline insurer.
AMBAC — American Municipal Bond Assurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association

Payden California Municipal Income Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
General Obligation (25%)
480,000	California State, 5.00%, 11/1/22	$487
500,000	California State, 5.00%, 12/1/15	546
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,074
330,000	California State, 5.00%, 6/1/14	359
500,000	California State, 5.00%, 7/1/18	550
500,000	California State, 5.00%, 8/1/20	515
500,000	California State, 5.00%, 9/1/17	535
480,000	California State, 5.25%, 10/1/21	502
1,000,000	California State, 5.25%, 2/1/20	1,058
900,000	California State, 5.45%, 4/1/15	951
1,300,000	California State, 5.50%, 4/1/19	1,420
250,000	City of Los Angeles CA, 5.25%, 9/1/13 (b) FGIC	275
585,000	Coast Community College District CA, 5.00%, 8/1/23 (b) FSA	599
450,000	Los Angeles, CA Unified School District, 5.00%, 7/1/21	473
630,000	Los Angeles, CA Unified School District, 5.00%, 7/1/26	618
450,000	San Carlos CA, Elementary School District, 0.00%, 10/1/18 (b) MBIA	311

		10,273

Revenue (73%)
Airport/Port (12%)
500,000	City of Long Beach CA, 5.00%, 5/15/17	543
300,000	City of Long Beach CA, 5.00%, 5/15/19	331
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	217
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	332
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	824
1,000,000	San Diego, CA Unified Port District, 5.00%, 9/1/13 (b) MBIA	1,050
750,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/17	817
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/21	350
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/1/18	400

		4,864

Electric & Gas (6%)
450,000	California Department of Water Resources, 5.00%, 5/1/21	478
430,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/13	454
550,000	California State Department of Water Resources, 5.00%, 5/1/16	618
100,000	City of Vernon CA, 5.00%, 8/1/11	102
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/1/23	535
400,000	Southern CA, Public Power Authority, 5.25%, 7/1/27	412

		2,599

Healthcare (3%)
700,000	City of Newport Beach CA, 5.00%, 12/1/38	748
410,000	City of Torrance CA, 5.00%, 9/1/22	412

		1,160

Industrial (1%)
230,000	Indiana Development Finance Authority, 5.75%, 10/1/11	232
Industrial Development/Pollution Control (2%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	573
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	450

		1,023

Lease (13%)
1,585,000	California State Public Works Board, 5.00%, 3/1/21	1,673
300,000	California State Public Works Board, 5.25%, 6/1/13	317
1,000,000	California State Public Works Board, 5.50%, 6/1/15	1,062
630,000	County of Orange CA, 5.00%, 6/1/14 (b) MBIA	696
500,000	County of San Diego CA, 5.00%, 10/1/24	507
1,000,000	Santa Clara County, CA Financing Authority, 5.00%, 11/15/14	1,107

		5,362

Pre-Refunded (2%)
130,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/23	146
500,000	Newport Mesa, CA Unified School District, 5.00%, 8/1/15 (b) MBIA	517

		663

Principal		Value
or Shares	Security Description	(000)

Resource Recovery (1%)
500,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	493
Revenue Note (3%)
1,000,000	California Infrastructure & Economic Development Bank, 0.23%, 4/1/33	1,000
100,000	Riverside County, CA, 0.29%, 6/1/29	100

		1,100

Sales Tax (3%)
825,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/16	937
400,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/19	427

		1,364

Tax Allocation (2%)
195,000	Contra Costa County, CA Public Financing Authority, 5.125%, 8/1/11	196
95,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/1/16 (b) FSA	98
400,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/22	370
200,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	170

		834

Tax-Backed (1%)
500,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (b) FGIC	503
Transportation (5%)
1,000,000	Bay Area Infrastructure Financing Auth. CA, 5.00%, 8/1/17	1,015
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,091

		2,106

University (5%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	206
705,000	University of California, 5.00%, 5/15/18	787
300,000	University of California, 5.00%, 5/15/20	325
685,000	University of California, 5.00%, 5/15/23	714
150,000	University of California, 5.00%, 5/15/40	143
100,000	University of California, 0.26%, 5/15/32	100

		2,275

Water & Sewer (14%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	221
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	809
710,000	Irvine Ranch, CA Water District, 5.00%, 3/1/32	698
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	248
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/17	572
595,000	Sacramento County, CA Sanitation Districts Financing Authority, 3.00%, 12/1/15	616
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (b) FSA	582
475,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/16	539
500,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/20	548
500,000	Santa Clara Valley Water District CA, 5.00%, 6/1/15 (b) FSA	563
500,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	507

		5,903

Total Bonds (Cost-$41,128)		40,754

Investment Company (Cost-$552) (1%)
551,831	Dreyfus General CA Municipal Money Market Fund	552

Total (Cost-$41,680) (a) (99%)		41,306
Other Assets, net of Liabilities (1%)		402

Net Assets (100%)		$41,708

All of the securities are held by the custodian in a segregated account.

(a)     Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$588
Unrealized depreciation	(962)

Net unrealized depreciation	$(374)

(b)     Payment of principal and/or interest is insured against default by a monoline insurer.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association

Payden Global Short Bond Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (101%)
Australia (AUD) (1%)
750,000	Australian Government Bond, 6.25%, 4/15/15	$779
Australia (USD) (1%)
250,000	BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	270
280,000	Westpac Banking Corp., 2.25%, 11/19/12	285
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	223
70,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	70

		848

Bermuda (USD) (0%)
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	145
Brazil (USD) (2%)
340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b)	354
350,000	Banco do Nordeste do Brasil SA 144A, 3.62%, 11/9/15 (b)	345
230,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	231
480,000	Republic of Brazil, 10.25%, 6/17/13	576
140,000	Vale Overseas Ltd., 6.25%, 1/23/17	156

		1,662

Canada (CAD) (6%)
2,192,000	Canadian Government, 2.50%, 9/1/13	2,228
2,050,000	Canadian Government, 3.50%, 6/1/13	2,130
650,000	Province of Ontario Canada, 4.75%, 6/2/13	691

		5,049

Canada (GBP) (0%)
150,000	Daimler Canada Finance Inc., 5.75%, 8/10/11	244
Canada (USD) (2%)
530,000	Bank of Nova Scotia, 2.25%, 1/22/13	542
650,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (b)	651
420,000	Canadian Imperial Bank of Commerce 144A, 2.00%, 2/4/13 (b)	428
120,000	Rogers Communications Inc., 6.375%, 3/1/14	136
115,000	Teck Resources Ltd., 3.85%, 8/15/17	118
140,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	145

		2,020

Cayman Islands (GBP) (0%)
190,000	Pacific Life Funding LLC, 6.25%, 2/8/11	305
Cayman Islands (USD) (1%)
250,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (b)	243
250,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	259

		502

Chile (USD) (0%)
330,000	Republic of Chile, 5.50%, 1/15/13	357
Colombia (USD) (1%)
300,000	BanColombia SA 144A, 4.25%, 1/12/16 (b)	294
680,000	Republic of Colombia, 10.00%, 1/23/12	737

		1,031

France (EUR) (1%)
280,000	Banque PSA Finance, 3.50%, 1/17/14	381
250,000	Schneider Electric SA, 1.20%, 7/18/11	342

		723

France (GBP) (0%)
200,000	France Telecom SA, 7.50%, 3/14/11 (d)	323
France (USD) (1%)
600,000	Societe Generale 144A, 1.62%, 12/13/13 (b)	600
150,000	Veolia Environnement, 5.25%, 6/3/13	162

		762

India (USD) (1%)
350,000	Axis Bank Ltd. 144A, 4.75%, 5/2/16 (b) (c)	349
360,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	376

		725

Principal		Value
or Shares	Security Description	(000)

Indonesia (USD) (1%)
500,000	Republic of Indonesia, 10.375%, 5/4/14 (d)	609
Ireland (EUR) (0%)
168,622	Cars Alliance Funding PLC, 1.11%, 10/8/23	228
Italy (EUR) (1%)
400,000	Atlantia SPA, 1.47%, 6/9/11	548
Korea (USD) (2%)
520,000	Korea Finance Corp., 3.25%, 9/20/16	500
350,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	340
420,000	Shinhan Bank 144A, 4.37%, 9/15/15 (b)	429

		1,269

Luxembourg (EUR) (1%)
300,000	John Deere Bank SA, 6.00%, 6/23/11	418
Luxembourg (USD) (0%)
220,000	Covidien International Finance SA, 1.87%, 6/15/13	223
Malaysia (USD) (0%)
235,000	Malaysia Government International Bond, 7.50%, 7/15/11	241
Mexico (USD) (1%)
100,000	America Movil SAB de CV, 3.62%, 3/30/15	104
550,000	Petroleos Mexicanos, 4.875%, 3/15/15	588
340,000	United Mexican States, 6.375%, 1/16/13	375

		1,067

Netherlands (EUR) (1%)
500,000	Nederlandse Waterschapsbank NV, 4.625%, 7/25/11	698
Netherlands (USD) (2%)
1,500,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	1,539
290,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	292

		1,831

Norway (EUR) (0%)
250,000	Statkraft AS, 1.27%, 3/22/13	341
Norway (USD) (1%)
170,000	Sparebanken 1 Boligkreditt 144A, 1.25%, 10/25/13 (b)	169
200,000	Statoil ASA, 2.90%, 10/15/14	207

		376

Panama (USD) (1%)
710,000	Republic of Panama, 9.375%, 7/23/12	797
Peru (USD) (1%)
720,000	Republic of Peru, 9.125%, 2/21/12	781
Qatar (USD) (2%)
300,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	317
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	275
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	525
140,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	146

		1,263

South Africa (USD) (0%)
240,000	Republic of South Africa, 7.375%, 4/25/12	257
Spain (USD) (0%)
280,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	282
Supranational (AUD) (1%)
800,000	International Bank for Reconstruction & Development, 5.75%, 2/17/15	803
Supranational (CAD) (1%)
650,000	International Bank for Reconstruction & Development, 4.30%, 12/15/12	680
Supranational (EUR) (1%)
750,000	European Investment Bank, 4.75%, 4/15/11	1,036
Sweden (EUR) (2%)
1,000,000	Swedish Housing Finance Corp., 1.58%, 2/1/13	1,370
Switzerland (USD) (1%)
590,000	Credit Suisse New York, 1.26%, 1/14/14	593
220,000	Novartis Capital Corp., 1.90%, 4/24/13	225
90,000	Novartis Capital Corp., 4.125%, 2/10/14	97

		915

United Kingdom (EUR) (1%)
550,000	Barclays Bank PLC, 4.25%, 10/27/11	771
United Kingdom (GBP) (1%)

Principal		Value
or Shares	Security Description	(000)

200,000	MmO2 PLC, 7.625%, 1/25/12	336
250,000	National Grid PLC, 5.25%, 6/2/11	405
250,000	Scottish & Southern Energy PLC, 5.75%, 2/5/14	431

		1,172

United Kingdom (USD) (6%)
180,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (b)	182
510,000	Arkle Master Issuer PLC 144A, 2.60%, 5/17/60 (b)	508
280,000	Barclays Bank PLC, 1.34%, 1/13/14	282
500,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	542
750,000	Granite Master Issuer PLC, 0.69%, 12/17/54	445
300,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	301
610,000	Lloyds TSB Bank PLC, 2.65%, 1/24/14	614
1,400,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	1,433
380,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	381
140,000	Vedanta Resources PLC 144A, 8.75%, 1/15/14 (b)	150
400,000	Vodafone Group PLC, 4.15%, 6/10/14	426

		5,264

United States (BRL) (1%)
680,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	414
United States (EUR) (0%)
50,000	Pfizer Inc., 3.625%, 6/3/13	70
United States (JPY) (1%)
50,000,000	Pfizer Inc., 1.20%, 2/22/11	610
United States (USD) (54%)
120,000	Aflac Inc., 3.45%, 8/15/15	124
130,000	Airgas Inc., 2.85%, 10/1/13	132
180,000	Allstate Corp., 6.20%, 5/16/14	204
64,336	Ally Auto Receivables Trust 144A, 1.32%, 3/15/12 (b)	64
260,000	AmeriGas Partners LP/Eagle Finance Corp., 7.125%, 5/20/16	272
300,000	Amgen Inc., 0.12%, 2/1/11	300
200,000	Anheuser-Busch InBev Worldwide Inc., 1.03%, 3/26/13	202
310,000	Anheuser-Busch InBev Worldwide Inc., 2.50%, 3/26/13	317
140,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	145
600,000	AT&T Inc., 4.85%, 2/15/14	653
175,000	Bank of America Corp., 4.90%, 5/1/13	185
200,000	BB&T Corp., 3.375%, 9/25/13	209
405,000	Bottling Group LLC, 6.95%, 3/15/14	469
500,000	Cadbury Schweppes US Finance 144A, 5.12%, 10/1/13 (b)	546
225,000	Case New Holland Inc., 7.75%, 9/1/13	247
210,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	214
250,000	Charter Communications Operating LLC 144A, 8.00%, 4/30/12 (b)	265
125,000	Citigroup Inc., 5.30%, 10/17/12	132
125,000	Citigroup Inc., 6.00%, 12/13/13	137
400,000	Citizens Property Insurance Corp., 5.00%, 6/1/12	418
500,000	ConocoPhillips, 4.75%, 2/1/14	547
100,000	Corn Products International Inc., 3.20%, 11/1/15	101
335,000	Corrections Corp of America, 6.25%, 3/15/13	338
65,000	CSC Holdings LLC, 8.50%, 4/15/14	73
175,000	CSC Holdings LLC, 8.50%, 6/15/15	192
200,000	D.R. Horton Inc., 5.375%, 6/15/12	206
305,000	DirecTV Holdings LLC, 4.75%, 10/1/14	327
210,000	Dish DBS Corp., 6.375%, 10/1/11	216
210,000	Dow Chemical Co., 2.50%, 2/15/16	202
500,000	Dow Chemical Co., 4.85%, 8/15/12	527
190,000	Dr Pepper Snapple Group Inc., 1.70%, 12/21/11	192
195,000	Dynegy Holdings Inc., 6.875%, 4/1/11	196
150,000	eBay Inc., 0.87%, 10/15/13 (c)	149
150,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	151
200,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	223
60,000	Equifax Inc., 4.45%, 12/1/14	64
160,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (b)	160
180,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	183
200,000	Express Scripts Inc., 5.25%, 6/15/12	211
358,946	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	356

Principal		Value
or Shares	Security Description	(000)

700,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	682
900,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	856
1,256,148	FDIC Structured Sale Guaranteed Notes 144A, 0.98%, 12/4/20 (b)	1,256
839,750	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	855
769,841	FDIC Trust 144A, 2.18%, 5/25/50 (b)	770
605,417	FG G13328 30YR, 6.00%, 11/1/22	662
500,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (b)	501
170,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	184
310,000	Fortune Brands Inc., 3.00%, 6/1/12	314
200,000	Frontier Communications Corp, 6.25%, 1/15/13	213
923,898	G2 4696 30YR, 4.50%, 5/20/40	958
200,000	General Electric Capital Corp., 1.15%, 1/15/13	201
400,000	General Electric Capital Corp., 1.87%, 9/16/13	401
270,000	General Electric Capital Corp., 3.75%, 11/14/14	282
150,000	General Electric Capital Corp., 5.90%, 5/13/14	167
170,000	Genzyme Corp., 3.62%, 6/15/15	176
350,000	Georgia Power Co., 1.30%, 9/15/13	353
165,000	Georgia-Pacific LLC, 8.125%, 5/15/11	170
429,121	GMAC Mortgage Corp. Loan Trust, 5.00%, 11/25/33	440
1,205,603	GSR Mortgage Loan Trust, 2.79%, 9/25/35	1,163
875,224	Harborview Mortgage Loan Trust, 3.14%, 12/19/35	665
120,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	121
100,000	HCP Inc., 2.70%, 2/1/14	101
36,940	Hyundai Auto Receivables Trust, 1.11%, 2/15/12	37
100,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (b)	99
670,000	Hyundai Capital Auto Funding Ltd. 144A, 1.26%, 9/20/16 (b)	662
265,000	Icahn Enterprises LP, 7.75%, 1/15/16	275
350,000	International Business Machines Corp., 1.00%, 8/5/13	351
170,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	182
260,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	260
300,000	JPMorgan Chase & Co., 4.75%, 5/1/13	321
300,000	Kentucky Asset Liability Commission, 3.16%, 4/1/18	291
170,000	KeyCorp, 3.75%, 8/13/15	172
390,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	415
150,000	Kinder Morgan Inc., 6.50%, 9/1/12	159
90,000	Kraft Foods Inc., 2.62%, 5/8/13	93
100,000	Kraft Foods Inc., 5.25%, 10/1/13	109
200,000	L-3 Communications Corp., 5.875%, 1/15/15	205
355,497	MASTR Asset Securitization Trust, 5.00%, 7/25/19	370
175,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	186
350,000	Microsoft Corp., 0.87%, 9/27/13	349
300,000	Microsoft Corp., 2.95%, 6/1/14	313
185,000	Mirant Americas Generation LLC, 8.30%, 5/1/11	187
150,000	National Rural Utilities Cooperative Finance Corp., 1.12%, 11/1/13	149
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	256
170,000	NBC Universal Inc. 144A, 2.10%, 4/1/14 (b)	169
210,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	216
684,962	NCUA Guaranteed Notes, 0.63%, 11/6/17	685
195,875	NCUA Guaranteed Notes, 1.84%, 10/7/20	197
330,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	327
260,000	Newfield Exploration Co., 6.625%, 4/15/16	270
300,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	307
230,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (b)	237
500,000	Northern States Power Co. MN, 8.00%, 8/28/12	554
50,000	Omnicare Inc., 3.75%, 12/15/25	58
70,000	Omnicare Inc., 6.875%, 12/15/15	73
130,000	Praxair Inc., 1.75%, 11/15/12	132
100,000	Procter & Gamble Co., 3.50%, 2/15/15	106
300,000	Prudential Financial Inc., 2.75%, 1/14/13	306
205,000	Rock-Tenn Co., 8.20%, 8/15/11	212
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	168
60,000	Simon Property Group LP, 4.20%, 2/1/15	63
150,000	Sonat Inc., 7.62%, 7/15/11	154
210,000	Sprint Capital Corp., 8.375%, 3/15/12	224

Principal		Value
or Shares	Security Description	(000)

195,000	SPX Corp., 7.625%, 12/15/14	214
215,000	Steel Dynamics Inc., 7.375%, 11/1/12	228
130,000	Stryker Corp., 3.00%, 1/15/15	134
200,000	Swift Services Holdings Inc. 144A, 10.00%, 11/15/18 (b)	217
200,000	TD Ameritrade Holding Corp., 4.15%, 12/1/14	209
140,000	Tesoro Corp., 6.625%, 11/1/15	145
310,000	Teva Pharmaceutical Finance LLC, 1.50%, 6/15/12	313
140,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	142
1,135,036	Thornburg Mortgage Securities Trust, 1.94%, 3/25/44	1,071
140,000	Time Warner Inc., 3.15%, 7/15/15	143
360,000	Toyota Motor Credit Corp., 1.375%, 8/12/13	362
2,000,000	U.S. Treasury Note, 0.50%, 10/15/13	1,981
115,000	U.S. Treasury Note, 0.62%, 6/30/12	115
4,250,000	U.S. Treasury Note, 1.00%, 1/15/14	4,255
700,000	U.S. Treasury Note, 1.37%, 5/15/13	711
390,000	Union Bank NA, 2.12%, 12/16/13	393
120,000	Union Pacific Corp., 6.125%, 1/15/12	126
130,000	University of California, 1.98%, 5/15/50	130
350,000	US Bancorp, 1.37%, 9/13/13	351
170,000	US Bancorp, 2.125%, 2/15/13	173
100,000	Viacom Inc., 4.375%, 9/15/14	107
280,000	Vornado Realty LP, 4.25%, 4/1/15	287
711,668	WaMu Mortgage Pass Through Certificates, 5.98%, 10/25/36	665
150,000	Wells Fargo & Co., 3.75%, 10/1/14	159
185,000	Windstream Corp., 8.125%, 8/1/13	204
300,000	WM Wrigley Jr. Co. 144A, 1.67%, 6/28/11 (b)	300
350,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	352
650,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	672
400,000	U.S. Treasury Bill, 0.42%, 02/10/11 (e) (f)	400

		45,798

Total Bonds (Cost-$84,518)		85,607

Preferred Stock (Cost-$175) (0%)
3,500	General Motors Co.	190
Investment Company (Cost-$21) (0%)
21,006	Payden Cash Reserves Money Market Fund *	21

Total (Cost-$84,714) (a) (101%)		85,818
Liabilities in excess of Other Assets (-1%)		(908)

Net Assets (100%)		$84,910

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,106
Unrealized depreciation	(1,002)

Net unrealized appreciation	$1,104

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $498 and the total market value of the collateral held by the Fund is $517. Amounts in 000s.

d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.

(f)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
2/9/2011	Canadian Dollars (Sell 5,821)	Royal Bank	$8
2/1/2011	Euro (Buy 940)	Citigroup	3
4/14/2011	Norwegian Krone (Buy 4,578)	Royal Bank	28
4/14/2011	Swedish Krona (Buy 3,867)	Royal Bank	29

			$68

Liabilities:
2/9/2011	Australian Dollar (Sell 1,630)	Royal Bank	$(9)
2/9/2011	British Pound (Sell 1,342)	HSBC	(70)
2/9/2011	Euro (Sell 4,591)	Citigroup	(253)
4/14/2011	Euro (Sell 1,465)	Barclays/Royal Bank	(98)
4/14/2011	Indonesian Rupiah (Buy 1,723,000)	HSBC	(1)
2/9/2011	Japanese Yen (Sell 50,300)	Barclays	(9)
4/14/2011	New Taiwan Dollar (Buy 11,219)	HSBC	(1)
4/14/2011	Philippine Peso (Buy 8,440)	Barclays	(2)

			$(443)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

7	U.S. Treasury 2 Year Note Future	Mar-11	$1,534	$2
17	U.S. Treasury 5 Year Note Future	Mar-11	2,013	29

				$31

Payden Global Fixed Income Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (87%)
Argentina (USD) (0%)
170,000	Republic of Argentina, 7.00%, 10/3/15	$160
Bermuda (EUR) (0%)
200,000	Fidelity International Ltd., 6.87%, 2/24/17	285
Brazil (BRL) (1%)
1,400,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	820
Brazil (USD) (3%)
220,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	235
280,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	315
350,000	Embraer Overseas Ltd., 6.375%, 1/15/20	371
270,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	271
240,000	JBS SA 144A, 10.50%, 8/4/16 (b) (d)	264
200,000	Vale Overseas Ltd., 6.25%, 1/11/16	225
135,000	Vale Overseas Ltd., 6.87%, 11/21/36	143

		1,824

Canada (CAD) (9%)
300,000	Canadian Government Bond, 5.00%, 6/1/37	360
6,000,000	Canadian Government, 3.00%, 6/1/14	6,173

		6,533

Canada (EUR) (1%)
250,000	Xstrata Canada Finance Corp., 6.25%, 5/27/15	376
Canada (USD) (1%)
265,000	Province of Nova Scotia Canada, 2.375%, 7/21/15	266
140,000	Province of Ontario Canada, 2.70%, 6/16/15	143
240,000	Province of Quebec Canada, 4.875%, 5/5/14 (d)	266
115,000	Province of Saskatchewan Canada, 7.37%, 7/15/13	132

		807

Cayman Islands (USD) (1%)
440,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	438
Chile (USD) (1%)
200,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (b)	188
530,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	524

		712

Colombia (COP) (0%)
600,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (b)	328
Colombia (USD) (1%)
250,000	BanColombia SA, 6.12%, 7/26/20 (d)	250
230,000	Ecopetrol SA, 7.625%, 7/23/19	267
320,000	Republic of Colombia, 7.375%, 3/18/19	386

		903

Denmark (EUR) (0%)
126,000	Carlsberg Breweries A/S, 6.00%, 5/28/14	188
Dominican Republic (USD) (1%)
469,980	Dominican Republic, 9.04%, 1/23/18 (f)	528
France (CAD) (0%)
330,000	Cie de Financement Foncier, 4.55%, 4/28/17	335
France (EUR) (5%)
300,000	AXA SA, 5.25%, 4/16/40	381
120,000	Banque PSA Finance, 3.50%, 1/17/14	163
100,000	BNP Paribas, 7.78%, 6/29/49	145
250,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	367
600,000	France Government Bond OAT, 4.00%, 4/25/13	865
277,000	France Government Bond OAT, 4.75%, 4/25/35	423
600,000	French Treasury Note BTAN, 2.50%, 1/12/2014	836
180,000	Michelin Luxembourg SCS, 8.625%, 4/24/14	286

		3,466

Germany (EUR) (1%)
150,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	217
220,000	Bundesrepublik Deutschland, 4.75%, 7/4/34	353
150,000	Bundesrepublik Deutschland, 6.25%, 1/4/24	266
120,000	RWE AG, 4.62%, 9/28/49	158

		994

Ghana (USD) (1%)
700,000	Republic of Ghana, 8.50%, 10/4/17 (f)	767
Hong Kong (EUR) (0%)
130,000	Hutchison Whampoa Finance Ltd., 5.875%, 7/8/13	189
Hong Kong (USD) (1%)
360,000	Bank of China Hong Kong Ltd. 144A, 5.55%, 2/11/20 (b)	369
India (USD) (1%)
370,000	Axis Bank Ltd. 144A, 4.75%, 5/2/16 (b) (d)	369
320,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	334
300,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	332

		1,035

Indonesia (IDR) (0%)

Principal		Value
or Shares	Security Description	(000)

1,820,000,000	JPMorgan Chase Bank NA, 10.00%, 7/18/17	216
Indonesia (USD) (1%)
130,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	148
280,000	Republic of Indonesia, 11.625%, 3/4/19 (f)	407

		555

Ireland (EUR) (1%)
350,000	Ardagh Glass Finance, 8.75%, 2/1/20 (f)	501
200,000	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (f)	294

		795

Italy (EUR) (3%)
300,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	339
450,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 2/1/20	616
600,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/1/18	832
200,000	Italy Buoni Poliennali Del Tesoro, 6.50%, 11/1/27	312

		2,099

Japan (JPY) (12%)
45,000,000	Japan Government (30 Year Issue), 2.20%, 9/20/39	559
195,000,000	Japan-108 (20 Year Issue), 1.90%, 12/20/28	2,379
60,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	758
220,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	2,868
100,000,000	Japan-302 (10 Year Issue), 1.40%, 6/20/19	1,261
110,000,000	Japan-306 (10 Year Issue), 1.40%, 3/20/20	1,377

		9,202

Japan (USD) (0%)
250,000	Nomura Holding Inc., 4.12%, 1/19/16	249
Kazakhstan (USD) (0%)
300,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (f)	333
Korea (USD) (1%)
240,000	Export-Import Bank of Korea, 5.875%, 1/14/15	262
170,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	165

		427

Luxembourg (EUR) (1%)
360,000	ArcelorMittal, 9.375%, 6/3/16	598
270,000	Telecom Italia Finance SA, 6.875%, 1/24/13	397

		995

Luxembourg (USD) (0%)
157,000	ArcelorMittal, 9.85%, 6/1/19	202
Malaysia (USD) (0%)
150,000	Petronas Capital Ltd., 7.875%, 5/22/22 (f)	193
Mexico (GBP) (1%)
270,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	477
Mexico (MXN) (1%)
6,500,000	Mexican Bonos, 10.00%, 12/5/24	646
Mexico (USD) (1%)
380,000	Grupo Televisa SA, 6.00%, 5/15/18	416
210,000	Petroleos Mexicanos, 6.00%, 3/5/20	223

		639

Netherlands (EUR) (3%)
350,000	Allianz Finance II B.V., 6.50%, 1/13/25	521
700,000	Netherlands Government Bond, 4.50%, 7/15/17	1,050
450,000	UPC Holding BV, 8.00%, 11/1/16 (f)	660

		2,231

Netherlands (GBP) (0%)
151,000	Linde Finance BV, 5.875%, 4/24/23	264
Panama (USD) (1%)
165,000	Republic of Panama, 8.875%, 9/30/27	224
185,000	Republic of Panama, 9.375%, 4/1/29	261

		485

Peru (EUR) (1%)
360,000	Republic of Peru, 7.50%, 10/14/14 (f)	562
Philippines (EUR) (0%)
140,000	Republic of Philippines, 6.25%, 3/15/16	219
Philippines (USD) (0%)
125,000	Republic of Philippines, 6.375%, 10/23/34	132
Poland (PLN) (1%)
1,560,000	Poland Government, 6.25%, 10/24/15	555
Qatar (USD) (2%)
250,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	264
240,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	270
450,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	496
230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	240

		1,270

Russia (USD) (2%)
290,000	Gazprom Via Gaz Capital SA, 6.58%, 10/31/13	500
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	217
241,650	Russian Government International Bond, 7.50%, 3/31/30 (f)	278
200,000	Russian-Eurobond 144A, 5.00%, 4/29/20 (b)	199
300,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (f)	336

		1,530

South Africa (EUR) (1%)

Principal		Value
or Shares	Security Description	(000)

410,000	Republic of South Africa, 4.50%, 4/5/16	580
South Africa (USD) (1%)
220,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	228
400,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	392

		620

Spain (EUR) (1%)
600,000	Spain Government Bond, 5.50%, 7/30/17	857
140,000	Spain Government Bond, 5.75%, 7/30/32	189

		1,046

Switzerland (EUR) (1%)
90,000	Credit Suisse Group Finance US Inc., 3.62%, 9/14/20	117
355,000	UBS AG Jersey Branch, 4.50%, 9/16/19	480

		597

Switzerland (USD) (0%)
125,000	Credit Suisse AG, 5.40%, 1/14/20	127
Ukraine (USD) (1%)
200,000	Ukraine Government, 7.65%, 6/11/13 (f)	210
200,000	Ukraine Government, 7.75%, 9/23/20 (f)	205

		415

United Kingdom (EUR) (2%)
110,000	Abbey National Treasury Services PLC, 3.37%, 10/20/15	141
270,000	Barclays Bank PLC, 4.00%, 1/12/21	362
200,000	BAA Funding Ltd., 4.60%, 9/30/14 (f)	280
125,000	Experian Finance PLC, 4.75%, 2/4/20	173
220,000	Imperial Tobacco Finance PLC, 8.375%, 2/17/16	364
115,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	147
150,000	Standard Chartered Bank, 5.875%, 9/26/17	216

		1,683

United Kingdom (GBP) (3%)
110,000	Aviva PLC, 6.12%, 11/14/36	155
75,000	Barclays Bank PLC, 6.75%, 1/16/23	123
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	209
214,000	HSBC Bank PLC, 5.375%, 11/4/30	310
100,000	InterContinental Hotels Group PLC, 6.00%, 12/9/16	166
90,000	London Power Networks PLC, 5.375%, 11/11/16	153
55,000	Matalan Finance Ltd., 9.62%, 3/31/17 (f)	93
140,000	Society of Lloyd’s, 6.87%, 11/17/25	232
200,000	United Kingdom Gilt, 4.25%, 12/7/49	311
395,000	United Kingdom Gilt, 4.25%, 3/7/36	613

		2,365

United Kingdom (USD) (1%)
530,000	Barclays Bank PLC, 5.14%, 10/14/20	484
255,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	255

		739

United States (BRL) (1%)
770,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	469
United States (EUR) (1%)
300,000	Reynolds Group Escrow, 7.75%, 10/15/16	434
United States (USD) (13%)
260,000	American Express Co., 8.125%, 5/20/19	323
180,000	Anheuser-Busch InBev Worldwide Inc. 144A, 7.75%, 1/15/19 (b)	223
190,000	AutoZone Inc., 4.00%, 11/15/20	178
60,000	Bank of America Corp., 5.875%, 1/5/21	63
100,000	Bank of American Corp., 3.70%, 9/1/15 (d)	101
20,618	Bear Stearns Alt-A Trust, 2.88%, 6/25/34	20
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	226
195,000	Chubb Corp., 6.37%, 3/29/67	208
140,000	Citigroup Inc., 6.00%, 12/13/13	154
215,000	Citigroup Inc., 6.01%, 1/15/15	237
60,000	Cliffs Natural Resources Inc., 4.80%, 10/1/20	59
70,000	Comcast Corp., 5.15%, 3/1/20	73
196,000	Comcast Corp., 5.70%, 5/15/18	216
90,000	Digital Realty Trust LP, 5.87%, 2/1/20	93
164,000	Dow Chemical Co., 9.40%, 5/15/39	235
50,000	Exelon Corp., 4.90%, 6/15/15	53
120,000	Express Scripts Inc., 7.25%, 6/15/19	142
292,554	FG G02385 30YR, 6.00%, 11/1/36	319
683,735	FN 725027 30YR, 5.00%, 11/1/33	721
830,000	FNMA 5.00%, 30YR TBA (c)	871
125,000	Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/17	140
195,000	General Electric Capital Corp., 5.875%, 1/14/38	193
65,000	General Electric Capital Corp., 6.37%, 11/15/67	66
80,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	81
72,345	Greenpoint Mortgage Funding Trust, 0.54%, 6/25/45	34
100,000	Health Care REIT Inc., 4.95%, 1/15/21	97
43,144	Indymac Index Mortgage Loan Trust, 3.04%, 10/25/34	39
80,000	Merrill Lynch & Co., 6.11%, 1/29/37	73
130,000	Merrill Lynch & Co., 6.875%, 4/25/18	144
155,000	MetLife Inc., 10.75%, 8/1/39	216
120,000	Morgan Stanley, 5.75%, 1/25/21	122

Principal		Value
or Shares	Security Description	(000)

184,000	Prudential Financial Inc., 7.375%, 6/15/19	219
150,000	Sempra Energy, 9.80%, 2/15/19	202
172,420	Structured Adjustable Rate Mortgage Loan Trust, 2.83%, 10/25/34	150
326,924	Thornburg Mortgage Securities Trust, 1.00%, 9/25/44	315
190,000	Time Warner Cable Inc., 5.85%, 5/1/17	212
65,000	Time Warner Cable Inc., 6.75%, 6/15/39	70
700,000	U.S. Treasury Note, 0.37%, 8/31/12 (e)	699
650,000	U.S. Treasury Note, 4.62%, 2/15/40	657
290,000	U.S. Treasury Note, 5.375%, 2/15/31	331
322,000	Verizon Communications Inc., 8.75%, 11/1/18	419
245,000	Vornado Realty LP, 4.25%, 4/1/15	251
80,000	Wachovia Corp., 5.50%, 8/1/35	73
140,000	Wachovia Corp., 5.625%, 10/15/16	154
185,000	Western Union Co., 5.93%, 10/1/16	208
120,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	124
60,000	Yum! Brands Inc., 6.25%, 3/15/18	68

		9,872

Uruguay (USD) (1%)
220,000	Republic of Uruguay, 6.875%, 9/28/25	254
160,000	Republic of Uruguay, 9.25%, 5/17/17 (d)	207

		461

Uruguay (UYU) (0%)
1,434,608	Republic of Uruguay, 4.25%, 4/5/27	81
1,487,577	Republic of Uruguay, 5.00%, 9/14/18	85

		166

Total Bonds (Cost-$62,649)		64,907

Investment Company (Cost-$10,076) (14%)
974,295	Payden Cash Reserves Money Market Fund *	974
1,281,088	Payden High Income Fund *	9,390

		10,364

Total (Cost-$72,725) (a) (101%)		75,271
Liabilities in excess of Other Assets (-1%)		(832)

Net Assets (100%)		$74,439

*	Affiliated investments
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,280
Unrealized depreciation	(734)

Net unrealized appreciation	$2,546

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $1,215 and the total market value of the collateral held by the Fund is $1,270. Amounts in 000s.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
3/22/2011	Australian Dollar (Buy 442)	Royal Bank	$8
3/22/2011	British Pound (Buy 79)	HSBC	4
2/9/2011	Canadian Dollar (Sell 7,211)	Royal Bank	9
3/22/2011	Canadian Dollar (Buy 305)	Royal Bank	2
3/23/2011	Canadian Dollar (Buy 1,138)	Morgan Stanley	16
3/22/2011	Euro (Buy 1,440)	RBC Capital	79
4/14/2011	Euro (Buy 730)	RBC Capital	58
3/22/2011	Japanese Yen (Buy 115,400)	Barclays	36
2/16/2011	Mexican New Peso (Buy 6,660)	Royal Bank	4
3/21/2011	Malaysian Ringgit (Buy 4,119)	Morgan Stanley	35
3/21/2011	New Taiwan Dollar (Buy 16,610)	Barclays	12
4/13/2011	Norwegian Krone (Buy 3,369)	Morgan Stanley	18
4/28/2011	Philippine Peso (Buy 16,660)	Barclays	—
4/14/2011	Polish Zloty (Buy 574)	Barclays	10
4/28/2011	Singapore Dollar (Buy 1,202)	Morgan Stanley	3

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

4/13/2011	Swedish Krona (Buy 11,094)	Morgan Stanley	88
3/22/2011	Swiss Franc (Buy 375)	Royal Bank	13

			$395

Liabilities:
2/9/2011	Australian Dollar (Sell 448)	Royal Bank	$(3)
3/22/2011	Australian Dollar (Buy 6)	Royal Bank	—
2/18/2011	Brazilian Real (Sell 1,377)	HSBC	(9)
2/9/2011	British Pound (Sell 2,476)	HSBC	(129)
4/13/2011	British Pound (Sell 1,332)	Morgan Stanley	(72)
3/22/2011	Canadian Dollar (Buy 19)	Royal Bank	—
2/9/2011	Euro (Sell 14,128)	RBC Capital/Citigroup/Bank of America	(968)
4/26/2011	Euro (Sell 1,951)	State Street	(44)
2/9/2011	Japanese Yen (Sell 878,800)	Barclays	(159)
4/27/2011	Russian Ruble (Buy 22,270)	HSBC	(2)
2/9/2011	Swiss Franc (Sell 458)	Royal Bank	(13)
3/22/2011	Swiss Franc (Buy 83)	Royal Bank	(1)
4/14/2011	Swiss Franc (Sell 1,587)	RBC Capital	(30)

			$(1,430)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

4	Canadian 10 Year Bond Future	Mar-11	$485	$(4)
6	Euro Bund Future	Mar-11	1,018	(8)
8	Euro-Schatz Future	Mar-11	1,185	(11)
3	Long Gilt Future	Mar-11	564	(12)
12	U.S. Treasury 2 Year Note Future	Mar-11	2,630	(3)
5	U.S. Treasury 5 Year Note Future	Mar-11	592	(9)
79	U.S. Treasury 10 Year Note Future	Mar-11	9,543	101
18	U.S. Treasury 20 Year Note Future	Mar-11	2,171	121
9	U.S. Ultra Long Bond Future	Mar-11	1,108	(58)

				$117

Payden Emerging Markets Bond Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (96%)
Argentina (USD) (5%)
5,800,000	Provincia de Cordoba, 12.37%, 8/17/17 (d)	$6,235
11,820,000	Republic of Argentina, 2.50%, 12/31/38 (c)	5,171
10,460,000	Republic of Argentina, 7.00%, 10/3/15	9,859
11,878,618	Republic of Argentina, 8.28%, 12/31/33	10,423
1,500,000	Republic of Argentina, 8.75%, 6/2/17	1,508

		33,196

Brazil (BRL) (4%)
12,010,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	7,310
5,360,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	3,141
7,610,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	4,027
4,510,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/17	5,310
10,000,000	Republic of Brazil, 12.50%, 1/5/16 (c)	6,807

		26,595

Brazil (USD) (7%)
2,810,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	3,003
2,970,000	BM&F Bovespa SA 144A, 5.50%, 7/16/20 (b)	3,028
4,040,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	4,540
4,330,000	Embraer Overseas Ltd., 6.375%, 1/15/20	4,584
4,600,000	Gerdau Trade Inc. 144A, 5.75%, 1/30/21 (b) (c)	4,635
4,015,000	Globo Comunicacao e Participacoes SA, 7.25%, 4/26/22 (d)	4,331
960,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	965
1,760,000	JBS SA 144A, 10.50%, 8/4/16 (b) (c)	1,936
3,020,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	3,269
3,440,000	Republic of Brazil, 8.25%, 1/20/34	4,592
2,190,000	Republic of Brazil, 8.75%, 2/4/25	2,967
3,660,000	Vale Overseas Ltd., 8.25%, 1/17/34	4,424
3,460,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	3,443

		45,717

Chile (USD) (1%)
3,130,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	3,093
Colombia (COP) (2%)
5,092,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (b)	2,787
15,068,000,000	Republic of Colombia, 7.75%, 4/14/21	8,529

		11,316

Colombia (USD) (3%)
6,120,000	BanColombia SA, 6.12%, 7/26/20 (c)	6,112
5,120,000	Ecopetrol SA, 7.625%, 7/23/19	5,952
6,340,000	Republic of Colombia, 7.375%, 9/18/37	7,576

		19,640

Dominican Republic (USD) (3%)
3,900,000	AES Andres Dominicana / Itabo Dominicana 144A, 9.50%, 11/12/20 (b)	4,173
5,640,000	Dominican Republic 144A, 7.50%, 5/6/21 (b)	5,964
5,268,149	Dominican Republic, 9.04%, 1/23/18 (d)	5,913

		16,050

El Salvador (USD) (1%)
4,100,000	Republic of El Salvador 144A, 7.375%, 12/1/19 (b)	4,489
2,710,000	Republic of El Salvador, 7.75%, 1/24/23 (d)	3,022

		7,511

Ghana (GHC) (2%)
5,000,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (b)	3,504
5,400,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (b)	3,784
3,300,000	Ghana Government Bond 144A, 14.47%, 12/19/11 (b)	2,121
2,500,000	Ghana Government Bond, 19.00%, 1/14/13	1,740

		11,149

Ghana (USD) (2%)
11,260,000	Republic of Ghana, 8.50%, 10/4/17 (d)	12,330
Hong Kong (USD) (1%)
3,140,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (b)	3,219
India (USD) (2%)
3,210,000	Axis Bank Ltd. 144A, 4.75%, 5/2/16 (b) (c)	3,199
4,710,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	4,699
4,860,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b) (c)	5,382

		13,280

Indonesia (IDR) (2%)
97,670,000,000	JPMorgan Chase Bank NA, 10.00%, 7/18/17	11,593
Indonesia (USD) (5%)
6,460,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	7,332

Principal		Value
or Shares	Security Description	(000)

10,980,000	Republic of Indonesia, 5.87%, 3/13/20 (c) (d)	11,913
9,200,000	Republic of Indonesia, 8.50%, 10/12/35 (d)	11,845

		31,090

Kazakhstan (USD) (5%)
2,100,000	Development Bank of Kazakhstan JSC 144A, 5.50%, 12/20/15 (b) (c)	2,158
2,300,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (b)	2,266
4,600,000	Kazakhstan Temir Zholy Finance BV 144A, 6.37%, 10/6/20 (b)	4,842
5,040,000	KazMunaiGaz Finance Sub BV 144A, 11.75%, 1/23/15 (b)	6,306
4,260,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	4,734
6,790,000	KazMunaiGaz Finance Sub. BV, 9.125%, 7/2/18 (d)	8,131

		28,437

Malaysia (USD) (2%)
9,675,000	Petronas Capital Ltd., 7.875%, 5/22/22 (d)	12,473
Mexico (MXN) (3%)
57,520,000	Mexican Bonos, 10.00%, 12/5/24	5,715
141,300,000	Mexican Bonos, 8.00%, 6/11/20	12,313

		18,028

Mexico (USD) (3%)
1,180,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (b)	1,215
3,820,000	Grupo Televisa SA, 6.625%, 3/18/25	4,231
7,120,000	Petroleos Mexicanos, 6.00%, 3/5/20	7,570
3,240,000	Petroleos Mexicanos, 8.00%, 5/3/19	3,900

		16,916

Panama (USD) (2%)
5,140,000	Republic of Panama, 6.70%, 1/26/36	5,770
4,180,000	Republic of Panama, 9.375%, 4/1/29	5,894

		11,664

Peru (PEN) (2%)
16,900,000	Republic of Peru 144A, 7.84%, 8/12/20 (b)	6,954
14,620,000	Republic of Peru 144A, 8.20%, 8/12/26 (b)	6,255

		13,209

Peru (USD) (3%)
1,710,000	Corp Pesquera Inca SAC, 9.00%, 2/10/17 (d)	1,825
2,500,000	Corporacion Pesquera Inca SAC 144A, 9.00%, 2/10/17 (b)	2,669
4,310,000	Republic of Peru, 6.55%, 3/14/37	4,773
3,000,000	Republic of Peru, 7.35%, 7/21/25	3,653
2,240,000	Republic of Peru, 8.75%, 11/21/33	3,077

		15,997

Philippines (PHP) (1%)
211,000,000	Republic of Philippines, 6.25%, 1/14/36	4,359
Philippines (USD) (4%)
13,030,000	Republic of Philippines, 6.375%, 10/23/34	13,747
8,377,000	Republic of Philippines, 7.75% 1/14/31	10,199

		23,946

Poland (USD) (0%)
2,600,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	2,808
Qatar (USD) (1%)
4,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	4,687
Russia (USD) (11%)
5,810,000	Gazprom Via Gaz Capital SA, 7.288%, 8/16/37 (d)	6,064
4,370,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	4,747
2,720,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	3,096
3,030,000	RSHB Capital SA, 6.299%, 5/15/17 (d)	3,106
2,910,000	RSHB Capital SA, 7.175%, 5/16/13 (d)	3,129
4,380,000	Russian Government International Bond, 11.00%, 7/24/18 (d)	6,165
3,525,000	Russian Government International Bond, 12.75%, 6/24/28 (d)	6,081
13,398,150	Russian Government International Bond, 7.50%, 3/31/30 (d)	15,388
18,840,000	Russian-Eurobond 144A, 5.00%, 4/29/20 (b)	18,755
4,220,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (d)	4,726

		71,257

South Africa (USD) (1%)
4,500,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	4,410
4,270,000	Republic of South Africa, 6.875%, 5/27/19	4,868

		9,278

Sri Lanka (USD) (2%)
15,160,000	Republic of Sri Lanka 144A, 6.25%, 10/4/20 (b) (c)	15,160
Turkey (TRY) (1%)
8,336,086	Turkey Government Bond, 4.50%, 2/11/15	5,621
Turkey (USD) (2%)
3,790,000	Republic of Turkey, 7.00%, 6/5/20	4,245
3,680,000	Republic of Turkey, 7.375%, 2/5/25	4,232
2,970,000	Republic of Turkey, 8.00%, 2/14/34	3,519

		11,996

Ukraine (USD) (5%)

Principal		Value
or Shares	Security Description	(000)

6,190,000	Ukraine Government, 6.58%, 11/21/16 (d)	6,221
4,740,000	Ukraine Government, 6.75%, 11/14/17 (d)	4,764
4,730,000	Ukraine Government, 6.875%, 3/4/11 (d)	4,748
10,500,000	Ukraine Government, 7.65%, 6/11/13 (d)	11,038
5,840,000	Ukraine Government, 7.75%, 9/23/20 (d)	5,971

		32,742

Uruguay (USD) (1%)
2,695,000	Republic of Uruguay, 6.875%, 9/28/25	3,113
5,020,000	Republic of Uruguay, 8.00%, 11/18/22	6,250

		9,363

Uruguay (UYU) (2%)
114,612,109	Republic of Uruguay, 4.25%, 4/5/27	6,445
110,121,243	Republic of Uruguay, 5.00%, 9/14/18	6,309

		12,754

Venezuela (USD) (5%)
6,410,000	Republic of Venezuela, 5.75%, 2/26/16 (d)	4,599
6,760,000	Republic of Venezuela, 6.00%, 12/9/20 (d)	3,972
11,860,000	Republic of Venezuela, 7.00%, 3/31/38 (d)	6,612
10,930,000	Republic of Venezuela, 7.65%, 4/21/25	6,695
4,850,000	Republic of Venezuela, 9.25%, 5/7/28 (d)	3,274
8,695,000	Republic of Venezuela, 9.25%, 9/15/27	6,408

		31,560

Total Bonds (Cost-$592,424)		598,034

Investment Company (Cost-$10,293) (2%)
10,293,042	Payden Cash Reserves Money Market Fund *	10,293

Total (Cost-$602,717) (a) (98%)		608,327
Other Assets, net of Liabilities (2%)		14,891

Net Assets (100%)		$623,218

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$14,388
Unrealized depreciation	(8,778)

Net unrealized appreciation	$5,610

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $28,701 and the total market value of the collateral held by the Fund is $30,690. Amounts in 000s.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
3/21/2011	Malaysian Ringgit (Buy 39,635)	Morgan Stanley	$332
4/28/2011	Philippine Peso (Buy 573,330)	Barclays	11
4/14/2011	Polish Zloty (Buy 19,213)	Barclays	326
4/28/2011	Singapore Dollar (Buy 16,076)	HSBC	29
2/1/2011	Turkish Lira (Sell 8,979)	Royal Bank	70
2/14/2011	Turkish Lira (Sell 9,654)	Royal Bank	79

			$847

Liabilities:
2/18/2011	Brazilian Real (Sell 13,798)	HSBC	$(91)
3/16/2011	British Pound (Sell 7,920)	RBC Capital	(144)
4/13/2011	British Pound (Sell 4,093)	Morgan Stanley	(181)
4/19/2011	Euro (Sell 14,309)	Barclays/Royal Bank	(514)
4/28/2011	New Taiwan Dollar (Buy 182,370)	HSBC	(38)
4/27/2011	Russian Ruble (Buy 186,910)	HSBC	(18)

			$(986)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

73	U.S. Treasury 2 Year Note Future	Mar-11	$16,001	$(21)
320	U.S. Treasury 5 Year Note Future	Mar-11	37,893	73
74	U.S. Treasury 10 Year Note Future	Mar-11	8,939	(19)
123	U.S. Treasury 20 Year Note Future	Mar-11	14,837	(29)
38	U.S. Ultra Long Bond	Mar-11	4,680	(257)

				$(253)

Open Swap Contracts

				Unrealized
	Fund		Notional	Appreciation
	Receives	Expiration	Principal	(Depreciation)
Contract Type	(Pays)	Date	(000s)	(000s)

Asset:
South Africa Interest Rate Swap	(6.21)%	Jan-13	ZAR 534,000	$533
Liability:
South Africa Interest Rate Swap	7.47%	Oct-20	ZAR 129,000	$(1,320)

Payden Value Leaders Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Common Stock (85%)
Consumer Discretionary (5%)
19,600	Cinemark Holdings Inc.	$332
16,200	Comcast Corp.	369
13,600	Newell Rubbermaid Inc.	262
18,800	RadioShack Corp.	285
3,000	Time Warner Cable Inc.	203
7,100	Time Warner Inc.	223

		1,674

Consumer Staple (8%)
28,100	Altria Group Inc.	661
2,800	Coca-Cola Co.	176
7,800	CVS Caremark Corp.	267
10,200	Flowers Foods Inc.	257
8,700	Kraft Foods Inc.	266
9,200	Procter & Gamble Co.	581
20,800	Reynolds American Inc.	662

		2,870

Energy (5%)
7,200	Chesapeake Energy Corp.	213
8,000	Chevron Corp.	759
4,800	ConocoPhillips	343
2,900	Occidental Petroleum Corp.	280

		1,595

Financial (11%)
7,700	Allstate Corp.	240
8,900	AMB Property Corp.	299
19,600	Annaly Capital Management Inc.	349
30,200	Apollo Investment Corp.	356
20,400	Ares Capital Corp.	342
6,400	Bank of New York Mellon Corp.	200
2,300	Boston Properties Inc.	217
84,300	Chimera Investment Corp.	354
26,900	Hudson City Bancorp Inc.	295
15,800	Invesco Mortgage Capital	353
9,300	Principal Financial Group Inc.	305
47,900	Valley National Bancorp	648

		3,958

Healthcare (8%)
26,500	Bristol-Myers Squibb Co.	667
19,400	Eli Lilly & Co.	675
21,400	Merck & Co. Inc.	710
45,300	Pfizer Inc.	825

		2,877

Industrial (9%)
2,900	CSX Corp.	205
2,500	General Dynamics Corp.	188

Principal		Value
or Shares	Security Description	(000)

39,500	General Electric Co.	796
3,000	Norfolk Southern Corp.	184
3,200	Northrop Grumman Corp.	222
28,300	Pitney Bowes Inc.	687
39,800	RR Donnelley & Sons Co.	705
2,700	Union Pacific Corp.	255

		3,242

Material (1%)
7,500	Dow Chemical Co.	266
3,500	E.I. du Pont de Nemours & Co.	177

		443

Real Estate Investment Trust (1%)
2,300	Vornado Realty Trust	203
Technology (3%)
33,300	Intel Corp.	715
4,600	KLA-Tencor Corp.	203
5,500	Texas Instruments Inc.	186

		1,104

Telecommunication (8%)
30,800	AT&T Inc.	848
4,500	CenturyLink Inc. (b)	195
70,400	Frontier Communications Corp.	646
19,000	Verizon Communications Inc.	677
48,500	Windstream Corp.	621

		2,987

Utility (26%)
5,000	AGL Resources Inc.	183
18,800	American Electric Power Co. Inc.	671
6,600	Atmos Energy Corp.	215
45,000	CenterPoint Energy Inc.	727
36,900	CMS Energy Corp.	720
14,100	Consolidated Edison Inc.	704
4,200	Dominion Resources Inc.	183
6,900	DPL Inc.	181
15,100	DTE Energy Co.	698
38,200	Duke Energy Corp.	683
16,400	Exelon Corp.	697
18,200	FirstEnergy Corp. (b)	712
5,100	Pinnacle West Capital Corp.	208
15,700	Progress Energy Inc.	705
16,900	SCANA Corp.	714
3,500	Sempra Energy	182
17,700	Southern Co.	666
13,700	Westar Energy Inc.	349

		9,198

Total Common Stock (Cost-$30,442)		30,151

Exchange Traded Fund (Cost-$4,967) (14%)
99,600	iShares Dow Jones Select Dividend Index Fund	4,978
Investment Company (Cost-$517) (2%)
517,114	Payden Cash Reserves Money Market Fund *	517

Total (Cost-$35,926) (a) (101%)		35,646
Liabilities in excess of Other Assets (-1%)		(206)

Net Assets (100%)		$35,440

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,100
Unrealized depreciation	(1,380)

Net unrealized depreciation	$(280)

(b)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $861 and the total market value of the collateral held by the Fund is $873. Amounts in 000s.

Payden U.S. Growth Leaders Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Common Stock (99%)
Consumer Discretionary (15%)
4,300	Amazon.com Inc. (b)	$729
34,200	Comcast Corp.	778
14,600	Dollar Tree Inc. (b)	738
26,800	McDonald’s Corp.	1,974
14,000	NIKE Inc.	1,155
13,900	Nordstrom Inc.	572
1,600	Priceline.com Inc. (b)	686
10,200	Starwood Hotels & Resorts Worldwide Inc.	601
9,100	Target Corp.	499

		7,732

Consumer Staple (4%)
29,500	Altria Group Inc.	694
12,000	Coca-Cola Co.	754
12,500	Philip Morris International Inc.	716

		2,164

Energy (11%)
2,700	Cimarex Energy Co.	281
5,100	CONSOL Energy Inc.	253
7,000	Devon Energy Corp.	621
33,500	Exxon Mobil Corp.	2,703
18,300	Schlumberger Ltd.	1,629

		5,487

Financial (6%)
6,400	BlackRock, Inc.	1,267
28,400	Marsh & McLennan Cos. Inc.	792
17,300	PNC Financial Services Group Inc.	1,038

		3,097

Healthcare (4%)
11,000	Covidien PLC	522
13,600	Express Scripts Inc. (b)	766
20,200	UnitedHealth Group Inc.	829

		2,117

Industrial (17%)
29,100	BE Aerospace Inc. (b)	1,126
7,300	Caterpillar Inc.	708
4,600	Cummins Inc.	487
13,800	Deere & Co.	1,254
17,700	Dover Corp.	1,135
16,900	Emerson Electric Co.	995
5,000	FedEx Corp.	452
16,300	Stericycle Inc (b)	1,279
12,700	United Parcel Service Inc.	910
7,900	United Technologies Corp.	642

		8,988

Material (6%)

Principal		Value
or Shares	Security Description	(000)

22,000	Barrick Gold Corp.	1,045
15,800	Monsanto Co.	1,159
4,700	Potash Corp. of Saskatchewan Inc. (b)	836

		3,040

Technology (36%)
7,500	Apple Inc. (b)	2,545
4,600	Baidu Inc. (b)	500
97,100	Cisco Systems Inc. (b)	2,054
11,300	Cognizant Technology Solutions Corp. (b)	824
7,400	Dolby Laboratories Inc. (b)	442
43,300	EMC Corp.	1,078
2,300	F5 Networks Inc. (b)	249
1,800	Google Inc. (b)	1,081
10,900	Hewlett-Packard Co.	498
28,600	Intel Corp.	614
9,600	International Business Machines Corp.	1,555
10,400	Intuit Inc. (b)	488
23,400	JDS Uniphase Corp. (b)	397
7,300	Juniper Networks, Inc. (b)	271
27,000	Mircosoft Corp.	749
18,500	NetApp Inc. (b)	1,013
39,500	Oracle Corp.	1,265
20,100	QUALCOMM Inc.	1,088
16,800	Skyworks Solutions Inc.	534
13,800	VeriSign Inc.	464
7,100	Visa Inc.	496

		18,205

Total Common Stock (Cost-$43,781)		50,830

Investment Company (Cost-$352) (1%)
352,210	Payden Cash Reserves Money Market Fund *	352

Total (Cost-$44,133) (a) (100%)		51,182
Liabilities in excess of Other Assets (-0%)		(180)

Net Assets (100%)		$51,002

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$7,220
Unrealized depreciation	(171)

Net unrealized appreciation	$7,049

(b)	Non-income producing security.

Payden Global Equity
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (32%)
Corporate (2%)
30,000,000	Rabobank Nederland, 0.80%, 2/3/11 JPY (c)	$366
Foreign Government (30%)
1,000,000	Belgium Treasury Bill, 0.00%, 9/15/11 EUR (c)	1,361
800,000	Dutch Treasury Certificate, 0.00%, 6/30/11 EUR (c)	1,094
700,000	France Treasury Bill BTF, 0.00%, 2/24/11 EUR (c) (e)	959
700,000	France Treasury Bill BTF, 0.00%, 4/7/11 EUR (c)	959
500,000	France Treasury Bill BTF, 0.00%, 5/5/11 EUR (c)	684

		5,057

Total Bonds (Cost-$5,130)		5,423

Common Stock (Cost-$345) (2%)
4	AP Moller — Maersk AS	39
2	AP Moller — Maersk AS	19
334	Carlsberg AS	33
71	Coloplast AS	10
1,419	Danske Bank A/S (d)	38
654	DSV AS	14
1,308	Novo Nordisk AS	148
144	Novozymes AS	20
80	Tryg AS	4
636	Vestas Wind Systems A/S (d)	22
73	William Demant Holding A/S (d)	6

		353

Exchange Traded Fund (Cost-$7,414) (45%)
10,300	Consumer Discretionary Select Sector SPDR Fund (b) (d)	383
184,500	DnB NOR OBX	1,233
3,000	Energy Select Sector SPDR Fund (b)	219
8,400	iShares Dow Jones U.S. Financial Sector Index Fund (b)	494
6,000	iShares MSCI Canada Index Fund (b)	188
12,200	iShares MSCI Germany Index Fund (b) (d)	307
7,100	iShares MSCI South Korea Index Fund	436
27,100	Industrial Select Sector SPDR Fund	982
9,900	Market Vectors — Russia ETF (b)	387
27,700	PowerShares QQQ	1,552
34,400	Vanguard Emerging Markets ETF	1,599

		7,780

Investment Company (Cost-$3,562) (21%)
3,561,935	Payden Cash Reserves Money Market Fund *	3,562

Total (Cost-$16,451) (a) (100%)		17,118
Liabilities in excess of Other Assets (-0%)		(5)

Net Assets (100%)		$17,113

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$737
Unrealized depreciation	(70)

Net unrealized appreciation	$667

(b)	All or a portion of these securities are on loan. At January 31, 2011, the total market value of the Fund’s securities on loan is $1,447 and the total market value of the collateral held by the Fund is $1,465. Amounts in 000s.

(c)	Par in foreign currency.

(d)	Non-income producing security.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
4/27/2011	Australian Dollar (Buy 570)	Bank of America	$2
4/27/2011	British Pound (Buy 904)	CSFB	13
4/27/2011	Japanese Yen (Buy 61,804)	Royal Bank	10
4/27/2011	Singapore Dollar (Buy 150)	Royal Bank	—
4/27/2011	Swedish Krona (Buy 1,459)	Citigroup	7
4/27/2011	Swiss Franc (Buy 502)	Royal Bank	14

			$46

Liabilities:
4/27/2011	Canadian Dollar (Buy 577)	Bank of America	$(2)
4/27/2011	Danish Krone (Sell 1,565)	Citigroup	(4)
4/27/2011	Euro (Sell 2,687)	Citigroup/HSBC	(57)
4/27/2011	Hong Kong Dollar (Buy 1,499)	CSFB	—
4/27/2011	Mexican New Peso (Buy 2,045)	Royal Bank	(2)
4/27/2011	New Taiwan Dollar (Buy 8,817)	Bank of America	(2)
4/27/2011	Norwegian Krone (Sell 6,749)	Citigroup	(9)
4/27/2011	Russian Ruble (Sell 5,130)	HSBC	(1)
4/27/2011	South Korean Won (Sell 385,000)	HSBC	(1)

			$(78)

Open Futures Contracts				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

6	Canadian TSE 60 Index Future	Mar-11	$933	$25
2	DAX Index Future	Mar-11	486	1
17	EMINI S&P Midcap Future	Mar-11	1,569	47
20	FTSE 100 Index Future	Mar-11	1,869	(17)
2	IBEX 35 Index Future	Feb-11	296	7
2	NASDAQ 100 Future	Mar-11	456	16
47	S&P 500 EMINI Future	Mar-11	3,014	2
2	Topix Index Future	Mar-11	222	1

				$82

Metzler/Payden European Emerging Markets Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Common Stock (99%)
Consumer Discretionary (4%)
150,000	NFI Empik Media & Fashion SA	944
1,107,000	Olympic Entertainment Group AS	2,396
177,000	Tallinna Kaubamaja AS	1,577
1,290,000	Vistula Group SA (b)	1,021

		5,938

Consumer Staple (5%)
5,682,000	Albalact SA (b)	457
35,000	AmRest Holdings SE (b)	1,012
80,000	Central European Distribution Corp. (b)	1,835
53,000	Cherkizovo Group OJSC (b) (c)	1,036
139,777	Eurocash SA	1,547
1,900	LPP SA (d)	1,325
40,000	Magnit OJSC (c)	1,047
14,000	X5 Retail Group NV (b) (c)	593

		8,852

Diversified (0%)
60,000	Globe Trade Centre SA (b)	439
Energy (27%)
100,000	Eurasian Natural Resources Corp. PLC	1,613
90,000	Gazprom Neft JSC	1,981
335,000	Gazprom OAO	8,864
192,816	LUKOIL, LUK GR, EUR, Frankfurt	11,800
41,000	MOL Hungarian Oil and Gas PLC (b)	4,601
23,000	NovaTek OAO (c)	2,594
235,000	Polski Koncern Naftowy Orlen SA (b)	3,908
1,090,400	Rosneft Oil Co. (c)	9,323
185,000	Surgutneftegas OJSC	2,055

		46,739

Financial (30%)
4,155,694	Banca Transilvania	1,872
3,990,555	Banca Transilvania (b) (d)	57
450,000	Bank Millennium SA (b)	783
120,000	Bank Pekao SA	7,155
474,100	BRD-Groupe Societe Generale	2,198
22,000	BRE Bank SA (b)	2,332
340,000	Echo Investment SA (b)	525
18,000	Erste Group Bank AG	903
460,000	Getin Holding SA (b)	1,997
135,000	Halyk Savings Bank of Kazakhstan JSC (c)	1,392
450,000	Immoeast AG rights (b) (d)	0
400,000	Immofinanz Immobilien Anlagen AG (b)	1,766
59,000	Kazkommertsbank (b) (c)	394
16,500	Komercni Banka AS	3,938
260,000	Mirland Development Corp. PLC (b)	1,410
195,000	OTP Bank PLC (b)	5,449

Principal		Value
or Shares	Security Description	(000)

240,000	PIK Group (b) (c)	1,002
525,437	Powszechna Kasa Oszczednosci Bank Polski SA	7,539
14,750	Powszechny Zaklad Ubezpieczen SA	1,774
35,000	Raiffeisen International Bank-Holding AG	2,061
700,000	Sberbank of Russia	2,450
7,000,000	SC Dafora SA Medias (b)	280
500,000	Sistema-Hals GDR (b) (c)	793
350,000	VTB Bank OJSC (c)	2,504

		50,574

Industrial (10%)
3,422,100	Compa-Sibiu (b)	509
980,000	Impexmetal SA (b)	1,555
207,000	LSR Group (b) (c)	2,018
225,000	New World Resources NV	3,658
1,000,000	Polimex-Mostostal SA	1,342
16,250	Przedsiebiorstwo Eksportu i Importu KOPEX SA	110
160,000	Ramirent OYJ (b)	2,213
14,250	Rockwool International AS	1,682
1,347,048	Steppe Cement Ltd. (b)	1,109
1,782,721	Tallink Group PLC (b)	2,004
40,046	TMK OAO (b) (c)	805
76,700	Trakcja Polska, SA	99
3,169,800	Turbomecanica SA	92

		17,196

Material (15%)
88,000	Cherepovets MK Severstal (c)	1,588
125,000	Evraz Group SA (b) (c)	4,950
28,500	Grupa Kety SA	1,262
68,000	Kazakhmys PLC	1,640
85,000	KGHM Polska Miedz SA	4,985
59,000	Mechel-ADR	1,860
330,000	MMC Norilsk Nickel	8,369
60,000	Petropavlovsk PLC	983

		25,637

Technology (2%)
2,400,000	Condmag SA (b)	332
2,880,000	Condmag SA Rts. (b) (d)	204
194,915	M Video OJSC	1,795
230,000	Multimedia Polska SA	762

		3,093

Telecommunication (5%)
207,000	Agora SA	1,732
88,000	Central European Media Enterprises Ltd. (b)	1,602
20,000	Cesky Telecom AS	457
79,000	Mobile Telesystems OJSC	1,510
310,000	Telekomunikacja Polska SA	1,816
355,000	TVN SA	2,061

		9,178

Utility (1%)
45,000	CEZ AS	2,120

Total Common Stock (Cost-$144,771)		169,766

Investment Company (Cost-$882) (0%)

Principal		Value
or Shares	Security Description	(000)

882,381	Payden Cash Reserves Money Market Fund *	882

Total (Cost-$145,653) (a) (99%)		170,648
Other Assets, net of Liabilities (1%)		1,170

Net Assets (100%)		$171,818

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$30,246
Unrealized depreciation	(5,251)

Net unrealized appreciation	$24,995

(b)	Non-income producing security.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Security appraised at fair value under procedures established by the Board.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
2/2/2011	Euro (Buy 216)	BNY Mellon	$1
Liabilities:
2/2/2011	Czech Koruna (Sell 9,703)	BNY Mellon	$(6)
1/28/2011	Euro (Sell 353)	BNY Mellon	(5)
2/1/2011	Euro (Sell 430)	BNY Mellon	(2)
2/2/2011	Euro (Sell 287)	BNY Mellon	(3)
2/1/2011	Hungarian Forint (Buy 33,747)	BNY Mellon	(1)
1/31/2011	Polish Zloty (Buy 2,536)	BNY Mellon	(13)
2/1/2011	Polish Zloty (Buy 388)	BNY Mellon	(2)
2/2/2011	Polish Zloty (Buy 1,316)	BNY Mellon	(4)

			$(36)

Payden/Kravitz Cash Balance Plan Fund
Schedule of Investments — January 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (95%)
Asset Backed (2%)
381,490	HSI Asset Securitization Corp. Trust, 0.32%, 5/25/37	$375
481,000	Residential Asset Mortgage Products Inc., 4.62%, 3/25/33	486

		861

Corporate (67%)
50,000	Abbott Laboratories, 5.60%, 5/15/11	51
260,000	AES Corp., 7.75%, 3/1/14	283
145,000	Alliance One International Inc., 10.00%, 7/15/16	153
160,000	Ally Financial Inc., 7.50%, 12/31/13	175
235,000	American Express Credit Corp., 5.125%, 8/25/14	255
145,000	Ameristar Casinos Inc., 9.25%, 6/1/14	156
150,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (b)	160
350,000	Anheuser-Busch InBev Worldwide Inc., 2.50%, 3/26/13	358
355,000	ANZ National International Ltd. 144A, 2.37%, 12/21/12 (b)	361
145,000	Aramark Corp., 8.50%, 2/1/15	152
130,000	AstraZeneca PLC, 5.40%, 9/15/12	140
108,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	112
270,000	Axis Bank Ltd. 144A, 4.75%, 5/2/16 (b)	269
100,000	B&G Foods Inc., 7.62%, 1/15/18	107
200,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b)	208
255,000	Bank of American Corp., 3.70%, 9/1/15	257
50,000	Bank of New York Mellon Corp., 4.95%, 11/1/12	54
235,000	Bank of Nova Scotia, 2.25%, 1/22/13	241
140,000	Bausch & Lomb Inc., 9.875%, 11/1/15	152
170,000	Baxter International Inc., 1.80%, 3/15/13	173
250,000	BB&T Corp., 3.375%, 9/25/13	261
240,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	240
160,000	Berry Plastics Corp., 8.25%, 11/15/15	174
130,000	Boeing Capital Corp., 6.50%, 2/15/12	138
255,000	Boston Scientific Corp., 6.40%, 6/15/16	280
220,000	Bottling Group LLC, 4.62%, 11/15/12	235
535,000	Broadcom Corp. 144A, 2.37%, 11/1/15 (b)	522
145,000	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	152
145,000	Cablevision Systems Corp., 8.625%, 9/15/17	163
135,000	Campbell Soup Co., 6.75%, 2/15/11	135
150,000	Canadian National Resources Ltd., 4.90%, 12/1/14	164
160,000	Carrols Corp., 9.00%, 1/15/13	161
160,000	Case New Holland Inc., 7.75%, 9/1/13	176
100,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	105
140,000	Cellco Partnership, 5.25%, 2/1/12	146
150,000	Central Garden & Pet Co., 8.25%, 3/1/18	155
155,000	Charter Communications Operating LLC 144A, 8.00%, 4/30/12 (b)	164
140,000	Chevron Corp., 3.45%, 3/3/12	144
145,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	154
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	144
50,000	Cisco Systems Inc., 5.25%, 2/22/11	50
335,000	Citigroup Inc., 5.30%, 10/17/12	354
265,000	CIT Group Inc., 7.00%, 5/1/15	269
240,000	Coca-Cola Co., 3.625%, 3/15/14	255
140,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	140
140,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	148
145,000	Constellation Brands Inc., 7.25%, 9/1/16	155
300,000	Corn Products International Inc., 3.20%, 11/1/15	303
160,000	Corrections Corp of America, 6.25%, 3/15/13	161

Principal		Value
or Shares	Security Description	(000)

155,000	Costco Wholesale Corp., 5.30%, 3/15/12	163
145,000	Cox Communications Inc., 5.45%, 12/15/14	161
275,000	Credit Suisse New York, 1.26%, 1/14/14	277
50,000	Credit Suisse New York, 6.00%, 2/15/18	53
160,000	CVS Caremark Corp., 5.75%, 8/15/11	164
240,000	Daimler Finance North America LLC, 5.87%, 3/15/11	241
145,000	Del Monte Corp., 7.50%, 10/15/19	179
465,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	484
220,000	Diageo Capital PLC, 5.20%, 1/30/13	237
370,000	DirecTV Holdings LLC, 4.75%, 10/1/14	397
245,000	Discovery Communications LLC, 3.70%, 6/1/15	255
145,000	Dish DBS Corp., 6.625%,10/1/14	152
145,000	Diversey Inc., 8.25%, 11/15/19	158
340,000	Dow Chemical Co., 4.85%, 8/15/12	359
50,000	Duke Energy Ohio Inc., 5.70%, 9/15/12	54
155,000	Exelon Corp., 4.90%, 6/15/15	165
150,000	Export-Import Bank of Korea, 5.875%, 1/14/15	164
225,000	Express Scripts Inc., 5.25%, 6/15/12	237
150,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	162
150,000	Fortune Brands Inc., 3.00%, 6/1/12	152
130,000	Gazprom OAO Via Morgan Stanley Bank AG, 9.625%, 3/1/13 (d)	147
215,000	General Electric Capital Corp., 1.87%, 9/16/13	216
250,000	General Electric Capital Corp., 6.125%, 2/22/11	251
130,000	General Mills Inc., 6.00%, 2/15/12	137
350,000	Georgia Power Co., 1.30%, 9/15/13	353
145,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	155
130,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	141
195,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	198
140,000	HCA Inc., 9.25%, 11/15/16	151
91,000	Hertz Corp., 8.875%, 1/1/14	94
90,000	Hewlett-Packard Co., 4.25%, 2/24/12	93
50,000	Hewlett-Packard Co., 5.25%, 3/1/12	52
145,000	Home Depot Inc., 5.40%, 3/1/16	163
52,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	53
360,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	361
255,000	IASIS Healthcare LLC, 8.75%, 6/15/14	263
170,000	Icahn Enterprises LP, 7.75%, 1/15/16	176
240,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	251
145,000	Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	161
145,000	Ingles Markets Inc., 8.875%, 5/15/17	156
130,000	International Business Machines Corp., 4.75%, 11/29/12	139
200,000	International Lease Finance Corp., 5.65%, 6/1/14	206
260,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	257
150,000	Jarden Corp., 7.50%, 5/1/17	159
350,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	351
140,000	JBS SA 144A, 10.50%, 8/4/16 (b)	154
50,000	John Deere Capital Corp., 7.00%, 3/15/12	53
50,000	Johnson & Johnson, 5.15%, 8/15/12	54
210,000	JPMorgan Chase & Co., 3.70%, 1/20/15	218
50,000	JPMorgan Chase & Co., 5.60%, 6/1/11	51
140,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	156
200,000	KB Home, 5.75%, 2/1/14	202
130,000	Kellogg Co., 6.60%, 4/1/11	131
325,000	KeyCorp, 6.50%, 5/14/13	356
275,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	283
270,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	262
235,000	Kraft Foods Inc., 5.25%, 10/1/13	257
235,000	Kroger Co., 6.75%, 4/15/12	250
150,000	Landwirtschaftliche Rentenbank, 3.12%, 7/15/15	156
160,000	Lennar Corp., 5.60%, 5/31/15	158

Principal		Value
or Shares	Security Description	(000)

150,000	Libbey Glass Inc., 10.00%, 2/15/15	163
200,000	Liberty Media LLC, 5.70%, 5/15/13	210
560,000	Lloyds TSB Bank PLC, 2.65%, 1/24/14	563
200,000	Marina District Finance Co. Inc. 144A, 9.50%, 10/15/15 (b)	204
215,000	MassMutual Global Funding 144A, 0.80%, 9/27/13 (b)	215
245,000	Medtronic Inc., 3.00%, 3/15/15	252
270,000	Metropolitan Life Global Funding 144A, 0.80%, 4/10/12 (b)	270
240,000	MidAmerican Energy Holdings Co., 5.875%, 10/1/12	259
265,000	Morgan Stanley, 3.45%, 11/2/15	261
150,000	National Australia Bank Ltd. 144A, 0.78%, 1/8/13 (b)	151
145,000	Navistar International Corp., 8.25%, 11/1/21	161
245,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	252
235,000	Nomura Holding Inc., 4.12%, 1/19/16	235
160,000	Nova Chemicals Corp., 8.375%, 11/1/16	175
150,000	NRG Energy Inc., 7.375%, 2/1/16	156
145,000	NRG Energy Inc., 8.50%, 6/15/19	152
330,000	NYSE Euronext, 4.80%, 6/28/13	355
220,000	Omnicare Inc., 6.875%, 12/15/15	229
260,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	284
145,000	Penn National Gaming Inc., 8.75%, 8/15/19	161
200,000	Petroleos Mexicanos, 4.875%, 3/15/15	214
140,000	Petronas Capital Ltd., 7.00%, 5/22/12 (d)	150
100,000	Pfizer Inc., 4.45%, 3/15/12	104
150,000	Pinnacle Entertainment Inc., 8.75%, 5/15/20	160
145,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17	157
160,000	Plains Exploration & Production Co., 7.00%, 3/15/17	168
240,000	Potash Corp. of Saskatchewan Inc., 3.75%, 9/30/15	251
200,000	Prudential Financial Inc., 2.75%, 1/14/13	204
110,000	Prudential Financial Inc., 3.625%, 9/17/12	114
150,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	165
150,000	Qwest Communications International Inc., 7.50%, 2/15/14	153
170,000	Rabobank Nederland NV 144A, 3.20%, 3/11/15 (b)	174
260,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	278
190,000	Reynolds American Inc., 1.00%, 6/15/11	190
141,000	Royal Bank of Canada, 5.65%, 7/20/11	145
310,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	310
165,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/13	178
240,000	Safeway Inc., 5.80%, 8/15/12	257
200,000	Sally Holdings LLC, 9.25%, 11/15/14	211
270,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	279
150,000	Sealy Mattress Co., 8.25%, 6/15/14	154
350,000	Shell International Finance, 1.87%, 3/25/13	356
145,000	Sprint Capital Corp., 8.375%, 3/15/12	155
155,000	SPX Corp., 7.625%, 12/15/14	170
200,000	Starwood Hotels & Resorts Worldwide Inc., 7.875%, 10/15/14	228
150,000	Steel Dynamics Inc. 144A, 7.62%, 3/15/20 (b)	161
260,000	SUPERVALU Inc., 7.50%, 11/15/14	257
355,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	357
155,000	Tesoro Corp., 6.625%, 11/1/15	160
210,000	Teva Pharmaceutical Finance LLC, 0.70%, 12/19/11	211
150,000	Time Warner Cable Inc., 5.40%, 7/2/12	159
250,000	Time Warner Inc., 3.15%, 7/15/15	255
190,000	Toyota Motor Credit Corp., 3.20%, 6/17/15	197
245,000	TRW Automotive Inc. 144A, 7.00%, 3/15/14 (b)	271
290,000	Union Bank NA, 2.12%, 12/16/13	292
150,000	United States Steel Corp., 7.37%, 4/1/20	156
250,000	US Bancorp, 1.37%, 9/13/13	251
150,000	Valero Energy Corp., 4.50%, 2/1/15	159
325,000	Veolia Environnement, 5.25%, 6/3/13	351
240,000	Viacom Inc., 4.375%, 9/15/14	258

Principal		Value
or Shares	Security Description	(000)

50,000	Vodafone Group PLC, 5.50%, 6/15/11	51
360,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	362
175,000	Vornado Realty LP, 4.25%, 4/1/15	179
157,000	Wachovia Corp., 5.30%, 10/15/11	162
120,000	Wal-Mart Stores Inc., 2.87%, 4/1/15	123
235,000	Walgreen Co., 4.875%, 8/1/13	257
130,000	Walt Disney Co., 6.375%, 3/1/12	138
135,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	146
160,000	Westpac Banking Corp. 144A, 0.85%, 4/8/13 (b)	160
170,000	Westpac Banking Corp., 2.25%, 11/19/12	173
155,000	Windstream Corp., 8.125%, 8/1/13	171
190,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	191
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	170
260,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	259
160,000	Wyeth, 6.95%, 3/15/11	161
200,000	Yale University, 2.90%, 10/15/14	208
200,000	Yankee Acquisition Corp., 8.50%, 2/15/15	210

		37,353

FDIC Guaranteed (0%)
70,000	JPMorgan Chase & Co., 1.65%, 2/23/11	70
Foreign Government (1%)
100,000	Republic of Ghana, 8.50%, 10/4/17 (d)	110
100,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	105

		215

Foreign Government Guaranteed (0%)
165,000	Societe Financement de l’Economie Francaise 144A, 2.00%, 2/25/11 (b)	165
Mortgage Backed (14%)
540,756	Banc of America Mortgage Securities Inc., 2.95%, 10/20/32	539
31,146	Credit Suisse First Boston Mortgage Securities Corp., 4.30%, 7/15/36	31
269,210	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	267
500,000	Granite Master Issuer PLC, 0.69%, 12/17/54	297
546,704	Harborview Mortgage Loan Trust, 3.00%, 1/19/35	440
246,041	HSBC Home Equity Loan Trust, 0.37%, 3/20/36	245
105,991	LB-UBS Commercial Mortage Trust 6.653%, 11/15/2027	106
221,881	Long Beach Mortgage Loan Trust, 6.15%, 8/25/33	89
433,826	MLCC Mortgage Investors, Inc., 2.90%, 2/25/36	415
416,097	Morgan Stanley Mortgage Loan Trust, 2.99%, 1/25/35	321
627,742	MortgageIT Trust, 0.63%, 12/25/34	565
482,367	NCUA Guaranteed Notes, 0.63%, 11/6/17	482
992,982	NCUA Guaranteed Notes, 2.65%, 10/29/20	984
590,924	NCUA Guaranteed Notes, 0.82%, 12/8/20	591
71,271	Structured Adjustable Rate Mortgage Loan Trust, 2.69%, 8/25/34	67
766,262	Structured Adjustable Rate Mortgage Loan Trust, 2.73%, 8/25/34	689
361,796	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	195
612,136	WaMu Mortgage Pass Through Certificates, 5.38%, 6/25/37	464
649,039	WaMu Mortgage Pass Through Certificates, 5.62%, 7/25/37	473
596,022	WaMu Mortgage Pass Through Certificates, 5.98%, 10/25/36	557

		7,817

U.S. Government Agency (1%)
400,000	FHLMC, 0.87%, 10/28/13	398
U.S. Treasury (10%)
350,000	U.S. Treasury Note, 0.875%, 2/28/11 (e)	350
2,000,000	U.S. Treasury Bill, 0.14%, 2/10/11 (c)	2,000
3,250,000	U.S. Treasury Bill, 0.16%, 4/14/11 (c)	3,249

		5,599

Total Bonds (Cost-$51,195)		52,478

Common Stock (Cost-$2,180) (4%)
5,400	Altria Group Inc.	127
7,700	Annaly Capital Management Inc.	137
11,900	Apollo Investment Corp.	140

Principal		Value
or Shares	Security Description	(000)

4,600	AT&T Inc.	127
5,200	Bristol-Myers Squibb Co.	131
8,700	CenterPoint Energy Inc.	141
2,700	Consolidated Edison, Inc.	135
3,000	DTE Energy Co.	139
3,900	Eli Lilly & Co.	136
3,300	Exelon Corp.	140
3,500	FirstEnergy Corp.	137
4,300	Merck & Co. Inc.	143
5,700	Pitney Bowes Inc.	138
9,200	Valley National Bancorp	124
4,000	Verizon Communications Inc.	142
9,700	Windstream Corp.	124

		2,161

Preferred Stock (Cost-$283) (0%)
5,800	Ares Capital Corp.	141
5,400	PNC Capital Trust E	142

		283

Call Option (Cost-$14) (0%)
11	Amazon.com	6
Investment Company (Cost-$745) (1%)
744,871	Payden Cash Reserves Money Market Fund *	745

Total (Cost-$54,417) (a) (100%)		55,673
Liabilities in excess of Other Assets (-0%)		(169)

Net Assets (100%)		$55,504

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,403
Unrealized depreciation	(147)

Net unrealized appreciation	$1,256

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
4/14/2011	Euro (Buy 311)	RBC Capital	$24
2/16/2011	New Mexican Peso (Buy 6,500)	Royal Bank	4
3/21/2011	New Taiwan Dollar (Buy 7,810)	Barclays	1
4/13/2011	Norwegian Krone (Buy 1,583)	Morgan Stanley	9
4/28/2011	Philippine Peso (Buy 8,670)	Barclays	—
4/14/2011	Polish Zloty (Buy 1,222)	Barclays	21

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

4/28/2011	Singapore Dollar (Buy 715)	Morgan Stanley	1
4/13/2011	Swedish Krona (Buy 5,506)	Morgan Stanley	42

			$102

Liabilities:
4/13/2011	British Pound (Sell 694)	Morgan Stanley	$(37)
3/23/2011	Canadian Dollar (Buy 541)	Morgan Stanley	(7)
4/26/2011	Euro (Sell 930)	State Street	(21)
3/21/2011	Malaysian Ringgit (Buy 1,678)	Morgan Stanley	(2)
4/27/2011	Russian Ruble (Buy 12,560)	HSBC	(1)
4/14/2011	Swiss Franc (Sell 796)	RBC Capital	(13)

			$(81)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

4	Euro Bond Future	Mar-11	$679	$3
26	U.S. Treasury 2 Year Note Future	Mar-11	5,699	7
19	U.S. Treasury 10 Year Note Future	Mar-11	2,295	75

				$85

Notes

January 31, 2011

1.  Organization and Related Matters

The Payden & Rygel Investment Group (the “P&R Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its eighteen funds (each a “Fund,” collectively the “P&R Funds”) is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security

Notes

as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes

Futures Contracts

The Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds entered into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

5.503%	3M US Libor	CSFB
4.008%	3M US Libor	Barclays
6.21%	3M JIBAR	CSFB
3M JIBAR	7.47%	Citigroup

TBA Sale Commitment

Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Derivatives and Hedging

The following tables show the Funds’ exposure to different types of market risk as it relates to the Statements.

Each Fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related contingent features in derivative agreements.

Notes
Statement of Assets and Liabilities
Fair Values of Derivative Instruments as of January 31, 2011
(Amounts in thousands)

		Derivative			Derivative
		Assets ($)			Liabilities ($)
Payden Limited Maturity
Interest rate risk	[4]	—	Interest rate risk	[5]	(15)
Foreign currency risk	[2]	8	Foreign currency risk	[3]	(245)

Total		8			(260)
Payden Short Bond
Interest rate risk	[1]	45	Interest rate risk	[1]	(12)
Foreign currency risk	[2]	30	Foreign currency risk	[3]	(1,088)

Total		75			(1,100)
Payden Core Bond
Interest rate risk	[1,4]	378	Interest rate risk	[1]	—
Foreign currency risk	[2]	1,337	Foreign currency risk	[3]	(796)

Total		1,715			(796)
Payden Global Short Bond
Interest rate risk	[1]	31	Interest rate risk	[1]	—
Foreign currency risk	[2]	68	Foreign currency risk	[3]	(443)

Total		99			(443)
Payden Global Fixed Income
Interest rate risk	[1]	222	Interest rate risk	[1]	(105)
Foreign currency risk	[2]	395	Foreign currency risk	[3]	(1,430)

Total		617			(1,535)
Payden Emerging Markets Bond
Interest rate risk	[1,4]	606	Interest rate risk	[1,5]	(1,646)
Foreign currency risk	[2]	847	Foreign currency risk	[3]	(986)

Total		1,453			(2,632)
Payden Global Equity
Equity risk	[1]	99	Equity risk	[1]	(17)
Foreign currency risk	[2]	46	Foreign currency risk	[3]	(78)

Total		145			(95)
Metzler/Payden European Emerging Markets
Foreign currency risk	[2]	1	Foreign currency risk	[3]	(36)

Payden/Kravitz Cash Balance Plan
Interest rate risk	[1]	85	Interest rate risk	[1]	—
Foreign currency risk	[2]	102	Foreign currency risk	[3]	(81)

Total		187			(81)

Statement of Assets and Liabilities location:

[1]	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable/Payable for futures.

[2]	Receivable for forward currency contracts.

[3]	Payable for forward currency contracts.

[4]	Receivable for swap contracts.

[5]	Payable for swap contracts.

Notes
During the period ended January 31, 2011 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Payden Limited Maturity	4%	0%	0%	0%
Payden Short Bond	7%	0%	7%	0%
Payden U.S. Government	0%	0%	3%	0%
Payden Core Bond	1%	0%	2%	0%
Payden Corporate Bond	0%	0%	3%	0%
Payden Global Short Bond	20%	0%	5%	0%
Payden Global Fixed Income	47%	0%	32%	0%
Payden Emerging Markets Bond	1%	0%	19%	0%
Payden Global Equity	6%	0%	0%	50%
Payden/Kravitz Cash Balance Plan	1%	0%	38%	0%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the statement of operations.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Notes

Affiliated Investments

Each of the Funds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

	Value				Value
Fund	October 31, 2010	Purchases	Sales	Dividends	January 31, 2011
Investments in Cash Reserves Money Market Fund
Limited Maturity	$150,767	$209,287,236	$209,068,720	$153	$369,283
Short Bond	25,416,067	417,071,274	431,561,882	335	10,925,459
U.S. Government	955,175	101,546,795	101,882,962	79	619,008
GNMA	8,868,742	737,723,851	732,166,115	583	14,426,478
Core Bond	13,155,991	337,982,069	345,685,726	274	5,452,334
Corporate Bond	944,837	22,331,517	22,745,151	18	531,203
High Income	80,760,764	2,049,036,644	2,109,681,236	1,630	20,116,172
Global Short Bond	476,721	70,827,493	71,283,208	58	21,006
Global Fixed Income	3,463,945	52,821,491	55,311,141	43	974,295
Emerging Markets Bond	42,288,625	1,846,523,253	1,878,518,836	1,535	10,293,042
Value Leaders	867,711	28,251,151	28,601,748	30	517,114
U.S Growth Leaders	410,836	28,370,485	28,429,111	24	352,210
Global Equity	2,646,255	119,631,614	118,715,934	98	3,561,935
MP European Emerging Markets	886,597	50,933,533	50,937,749	39	882,381
P/K Cash Balance Plan Fund	852,158	39,294,096	39,401,383	34	744,871

Investments in High Income Fund
Global Fixed Income	$7,874,940	$1,500,002	$—	$151,911	$9,390,374

Notes

3.	Related Party Transactions

Payden & Rygel Metzler/Payden and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between	Between	Between			Current
	0—500	0.5—1	1—2	Over 2	Expense	Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a
European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a
Cash Balance Plan Fund	1.10%	1.10%	1.10%	1.10%	2.00%	1.25%

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above

Notes

(“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2012 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, Payden & Rygel Distributors is not entitled to receive any fees from the Funds except as follows.

The Payden U.S. Government, GNMA, Core Bond, High Income and Emerging Markets Bond Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Advisor class at an annualized rate of 0.25%, while the Cash Balance Plan Fund pays fees at an annualized rate of 0.25% and 0.50% for its Adviser and Retirement classes, respectively.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4.  Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments (Fixed income-Asset Backed, Commercial Paper, Corporate, Government, Mortgage Backed, Municipal and U.S. Government Agency, Equity-Common Stocks, Exchange Traded Funds and Investment Company).

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. The ASU is effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management adopted the portions effective for the current period and is evaluating the impact adoption will have on the Fund’s financial statement disclosures for portions effective in future periods. There were no significant transfers between levels, which required disclosure.

Notes

Table 1.

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Cash Reserves Money Market
Government			$32,655				$32,655
Repurchase Agreement			255,000				255,000
U.S. Governnment Agency			227,998				227,998
Investment Company	$11,626						11,626
Payden Limited Maturity
Asset Backed			23,928				23,928
Commercial Paper			8,342				8,342
Corporate			94,041				94,041
Government			39,904				39,904
Mortgage Backed			18,507				18,507
Municipal			1,791				1,791
Investment Company	369						369
Payden Short Bond
Asset Backed			12,311				12,311
Corporate			336,563				336,563
Government			106,032				106,032
Mortgage Backed			56,657				56,657
Municipal			7,497				7,497
Investment Company	10,925						10,925
Payden U.S. Government
Government			32,262				32,262
Mortgage Backed			36,312				36,312
U.S. Governnment Agency			22,175				22,175
Investment Company	619						619
Payden GNMA
Government			10,430				10,430
Mortgage Backed			1,017,266				1,017,266
Investment Company	14,426						14,426
Payden Core Bond
Asset Backed			3,652				3,652
Corporate			325,354				325,354
Government			102,307				102,307
Mortgage Backed			159,594				159,594
Municipal			1,541				1,541
U.S. Governnment Agency			10,915				10,915
Investment Company	5,452						5,452
Payden Corporate Bond
Corporate			45,276				45,276
Government			280				280
Investment Company	531						531
Payden High Income
Corporate			1,068,538				1,068,538
Investment Company	20,116						20,116
Payden Tax Exempt Bond
Municipal			14,367				14,367
Investment Company	346						346

Notes

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden California Municipal Income
Municipal			40,754				40,754
Investment Company	552						552
Payden Global Short Bond
Asset Backed			1,689				1,689
Corporate			45,917				45,917
Government			27,593				27,593
Mortgage Backed			9,570				9,570
Municipal			838				838
Preferred Stock	190						190
Investment Company	21						21
Payden Global Fixed Income
Corporate			27,182				27,182
Government			35,256				35,256
Mortgage Backed			2,469				2,469
Investment Company	10,364						10,364
Payden Emerging Markets Bond
Corporate			186,099				186,099
Government			411,935				411,935
Investment Company	10,293						10,293
Payden Value Leaders
Common Stock	30,151						30,151
Exchange Traded Funds	4,978						4,978
Investment Company	517						517
Payden U.S. Growth Leaders
Common Stock	50,830						50,830
Investment Company	352						352
Payden Global Equity
Common Stock	353						353
Corporate			366				366
Exchange Traded Funds	7,780						7,780
Government			5,057				5,057
Investment Company	3,562						3,562
Metzler/Payden European Emerging Markets
Common Stock	168,180		1,586				169,766
Investment Company	882						882
Payden/Kravitz Cash Balance Plan
Asset Backed			861				861
Common Stock	2,161						2,161
Corporate			37,353				37,353
Government			6,049				6,049
Mortgage Backed			7,817				7,817
Option	6						6
Preferred Stock	283						283
U.S. Governnment Agency			398				398
Investment Company	745						745

Notes

Table 1a.

	Other Financial Instruments†
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Limited Maturity
Forward currency contracts			$8	$(245)			$(237)
Swaps				(15)			(15)
Payden Short Bond
Forward currency contracts			30	(1,088)			(1,058)
Futures	$45	$(12)					33
Payden Core Bond
Futures	28						28
Forward currency contracts			1,337	(796)			541
Swaps			350				350
Payden Global Short Bond
Forward currency contracts			68	(443)			(375)
Futures	31						31
Payden Global Fixed Income
Forward currency contracts			395	(1,430)			(1,035)
Futures	222	(105)					117
Payden Emerging Markets Bond
Forward currency contracts			847	(986)			(139)
Futures	73	(326)					(253)
Swaps			533	(1,320)			(787)
Payden Global Equity
Forward currency contracts			46	(78)			(32)
Futures	99	(17)					82
Metzler/Payden European Emerging Markets
Forward currency contracts			1	(36)			(35)
Payden/Kravitz Cash Balance Plan
Forward currency contracts			102	(81)			21
Futures	85						85

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 3/24/11
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 3/24/11

By (Signature and Title)	/s/ BRIAN W. MATTHEWS

BRIAN W. MATTHEWS
CHIEF FINANCIAL OFFICER
Date 3/24/11